UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-178057
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 24	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099
Amendment No. 96	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-12

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Waddell & Reed Advisors Select Preferred AnnuitySM 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-12
The date of this prospectus is May 1, 2019.
The contracts described in this prospectus are not available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 94. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II
•	Ivy Variable Insurance Portfolios - Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Global Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
•	Ivy Variable Insurance Portfolios - Global Growth: Class II

•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - International Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Natural Resources: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Core: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner’s age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.

Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-12, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	8% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%

Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50 [4]
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [5]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase 1 option)
Five-Year Enhanced Death Benefit Option Charge	0.05%
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option Charge	0.15%
Total Variable Account Charges (including this option only)	1.45%
One-Month Enhanced Death Benefit Option Charge	0.30%
Total Variable Account Charges (including this option only)	1.60%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))	0.65% [6]
Total Variable Account Charges (including this option only)	1.95%
Combination Enhanced Death Benefit Option Charge (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [7]
Total Variable Account Charges (including this option only)	1.95%
Spousal Protection Annuity Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.10%
Total Variable Account Charges (including this option only)	1.40%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets8)	0.35%
Total Variable Account Charges (including this option only)	1.65%
Additional Optional Riders (assessed annually as a percentage of Current Income Benefit Base9) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [10]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [10]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [10]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [11]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [12]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [12]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit III Option Charge	0.65%
Spousal Protection Annuity Option Charge	0.10%
Beneficiary Protector II Option Charge	0.35%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [13]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [13]
Maximum Possible Total Variable Account Charges	4.30% [14]

[1]	The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.
[5]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
[6]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[9]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[10]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[11]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[12]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected, and the Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
[13]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[14]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	1.33%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	A $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.30%1).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.33%)	$1,444	$2,603	$3,627	$6,036	*	$1,903	$3,127	$6,036	$644	$1,903	$3,127	$6,036
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,346	$2,330	$3,205	$5,348	*	$1,630	$2,705	$5,348	$546	$1,630	$2,705	$5,348
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:

•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through registered representatives of Waddell & Reed, Inc.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). A CDSC may apply to the withdrawal (see Contingent Deferred Sales Charge). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $1,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year. If the Contract Owner elects the Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.

Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Five-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.

If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Track option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Waddell & Reed, Inc.
The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. is not affiliated with Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-12 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 10, 2001 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefits option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Income Benefit Investment Options).

Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.

Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.

Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);

•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.

There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least eight years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Disability Waiver
The contract includes a Disability Waiver at no additional charge.
Under this provision, no CDSC will be charged if the Contract Owner becomes disabled at any time after contract issuance, but prior to reaching age 65. For purposes of this waiver, disability is defined as the inability to engage in any substantial gainful activity because of a mental or physical impairment that is expected to be long-term or terminal. Nationwide may require proof of disability prior to waiving CDSC under this waiver. Once this waiver is invoked, no additional purchase payments may be applied to the contract.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Five-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the Five-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.

One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed on or after May 1, 2019, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest

Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-178057).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
The following is an example of how the interest anniversary value will not exceed 200% of purchase payments. Assume a contract owner purchases a contract in 2015 for $100,000. In the year 2029, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,993
If the annuitant dies in 2029, the death benefit would be $197,993.
However if the annuitant dies the next year, the death benefit would be $200,000 instead of $207,893 (calculation: 105% x $197,993) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Using the same assumptions in the example above, the following is an example of how a surrender would impact the death benefit calculation. In the year 2024, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$150,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2024, the contract owner takes a partial surrender of $40,000. After the surrender, the highest Contract Anniversary Contract Value is $100,000 (calculation: $150,000 - $40,000/$120,000 x $150,000) and the interest anniversary value is $103,422 (calculation: $155,133 - $40,000/$120,000 x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $133,333 (calculation: 200% x ($100,000 - $40,000/$120,000 x $100,000).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.

The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.

Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	7% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Capture option - designed for consumers with longer time horizons to invest and who generally have a moderate risk tolerance to grow assets and provide for guaranteed lifetime income
•	Nationwide Lifetime Income Track option - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:

(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:

(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2019, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-178057).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, if a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.

For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:

(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Capture option is available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.

Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
(1)	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
(2)	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
(1)	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
(2)	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.

Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(aa)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus

(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or

(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.

Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change, except as a result of the following:
•	an automatic reset (discussed later in this provision);
•	the Attained Age Income Benefit Base calculation (discussed later in this provision); or
•	the Contract Owner:
❍	takes excess withdrawals;
❍	submits additional purchase payments; or
❍	elects a reset opportunity (discussed later in this provision).
As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2019, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-178057).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:

(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary.
For contracts with applications signed on or after May 1, 2019, the Attained Age Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Attained Age Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Age Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Attained Age Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Age Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-178057).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA,Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime

Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the

Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.

For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Capture option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.

Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).

(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA,Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.

This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.

If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.

Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.

For contracts with applications signed on or after May 1, 2019, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-178057).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants, except in the case of a non-natural person Contract Owner and/or Joint Owner, and where the Spousal Protection Annuity Option is not used, the spouses must be named as the Annuitant and contingent Annuitant and as the only primary beneficiaries;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or

(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2019, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-178057).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
For contracts with applications signed on or after May 1, 2019, the Attained Age Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Attained Aged Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Aged Lifetime Withdrawal Percentages for the Joint Option applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option at any time; however, Nationwide will not change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Aged Lifetime Withdrawal Percentages for the Joint Option that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-178057).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%

If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and /or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics

. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
7% Nationwide Lifetime Income Rider
•	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Lifetime Income Capture Option
•	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Lifetime Income Track Option
•	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II

Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.30%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.30% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	contingent owner;

•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant’s spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Purchase Payment Credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.30% to 2.40% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.

Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.

Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.

Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states. Additionally, contract loans are unavailable if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):

•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner’s estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.

Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.

Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Spousal Protection Annuity Option, if elected, allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Five-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the Five-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:

		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Spousal Protection Annuity Option, if elected, allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Spousal Protection Annuity Option, if elected, allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Spousal Protection Annuity Option, if elected, allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed on or after May 1, 2019, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-178057).
For contracts with applications signed prior to May 1, 2019, see Appendix F: Historical Rates and Percentages.
If the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at the Interest Anniversary Rate.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;

		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Spousal Protection Annuity Option, if elected, allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Spousal Protection Annuity Option, if elected, allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.

Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.

Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.waddell.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.

Waddell & Reed, Inc.
In an action filed on April 18, 2016 in the District Court of Johnson County, Kansas, Hieu Phan and Audrey Ohman v. Ivy Investment Management Company, et al. (Case No. 16CV02338 Div. 4), the registered investment advisor affiliates of Waddell & Reed, Inc., including the advisor to the Ivy Funds Variable Insurance Portfolios, the Ivy Funds and the InvestEd Portfolios, the trustees of two of Waddell & Reed, Inc.’s affiliated mutual funds, and an officer of an affiliate of Waddell & Reed, Inc. (who plaintiffs subsequently voluntarily dismissed) were sued in a putative derivative action on behalf of the mutual funds by two alleged mutual fund shareholders alleging breach of fiduciary duty and breach of contract claims relating to investments held in the affiliated mutual funds. Waddell & Reed, Inc. is not a party to the litigation. While the defendants deny that they breached any fiduciary duties or committed a breach of the investment management agreement with the affiliated mutual funds, on January 8, 2018, the parties to the litigation reached a settlement in principle. On February 22, 2018, the parties filed a joint motion for preliminary approval of the settlement and other associated pleadings with the court. The settlement contemplates the payment of $19.9 million, recoverable to the defendants through insurance, to the affiliated mutual funds for the benefit of shareholders. The settlement is now final.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-21099
Securities Act of 1933 Registration File No. 333-178057

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Global Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.

Ivy Variable Insurance Portfolios - Government Money Market: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Variable Insurance Portfolios - Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - International Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Small Cap Core: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.30%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 2.40%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	27.593547	25.751630	-6.68%	50,138
2017	23.636805	27.593547	16.74%	64,733
2016	24.578514	23.636805	-3.83%	64,522
2015	27.170034	24.578514	-9.54%	71,843
2014	29.057857	27.170034	-6.50%	45,670
2013	23.527557	29.057857	23.51%	16,979
2012	20.002457	23.527557	17.62%	3,473
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	21.411642	20.447068	-4.50%	43,072
2017	19.478350	21.411642	9.93%	41,982
2016	19.341733	19.478350	0.71%	44,690
2015	19.660437	19.341733	-1.62%	45,577
2014	18.516780	19.660437	6.18%	22,465
2013	15.166487	18.516780	22.09%	4,226
2012	13.751574	15.166487	10.29%	347
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	28.302740	26.672726	-5.76%	63,509
2017	23.746257	28.302740	19.19%	60,560
2016	23.191223	23.746257	2.39%	52,909
2015	23.660872	23.191223	-1.98%	49,193
2014	21.857115	23.660872	8.25%	24,935
2013	16.586714	21.857115	31.77%	11,463
2012	14.169774	16.586714	17.06%	6,551
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	13.680492	13.244721	-3.19%	52,094
2017	13.325236	13.680492	2.67%	43,065
2016	12.976821	13.325236	2.68%	39,761
2015	13.121414	12.976821	-1.10%	34,587
2014	12.741631	13.121414	2.98%	21,389
2013	13.185057	12.741631	-3.36%	14,683
2012	12.629178	13.185057	4.40%	9,490

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.762224	6.995548	-35.00%	31,528
2017	12.481799	10.762224	-13.78%	27,309
2016	9.398458	12.481799	32.81%	20,714
2015	12.230732	9.398458	-23.16%	31,103
2014	13.855228	12.230732	-11.72%	9,339
2013	10.987757	13.855228	26.10%	929
2012	10.981767	10.987757	0.05%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.738115	10.578979	-1.48%	30,362
2017	10.433867	10.738115	2.92%	24,908
2016	9.875969	10.433867	5.65%	22,462
2015	10.278942	9.875969	-3.92%	28,439
2014	10.395182	10.278942	-1.12%	11,508
2013	10.351532	10.395182	0.42%	4,204
2012	9.856361	10.351532	5.02%	1,903
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	22.579998	19.682292	-12.83%	7,864
2017	19.796020	22.579998	14.06%	12,472
2016	18.751972	19.796020	5.57%	11,832
2015	19.397699	18.751972	-3.33%	11,018
2014	17.892653	19.397699	8.41%	7,177
2013	13.986410	17.892653	27.93%	3,435
2012	12.521128	13.986410	11.70%	212
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	21.532565	19.918487	-7.50%	38,537
2017	17.519096	21.532565	22.91%	36,422
2016	18.305468	17.519096	-4.30%	29,486
2015	17.937787	18.305468	2.05%	31,397
2014	18.002088	17.937787	-0.36%	12,321
2013	15.297916	18.002088	17.68%	2,909
2012	13.129657	15.297916	16.51%	859
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.766787	9.786052	0.20%	36,347
2017	9.837447	9.766787	-0.72%	14,306
2016	9.953878	9.837447	-1.17%	28,645
2015	10.082974	9.953878	-1.28%	30,450
2014	10.213722	10.082974	-1.28%	7,362
2013	10.346173	10.213722	-1.28%	415
2012	10.480721	10.346173	-1.28%	12,596

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	27.565906	27.826754	0.95%	57,540
2017	21.592699	27.565906	27.66%	55,283
2016	21.611731	21.592699	-0.09%	48,061
2015	20.431684	21.611731	5.78%	38,935
2014	18.514038	20.431684	10.36%	24,578
2013	13.746121	18.514038	34.69%	17,091
2012	12.353242	13.746121	11.28%	2,779
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	22.861180	22.085205	-3.39%	63,741
2017	21.711442	22.861180	5.30%	65,988
2016	18.932122	21.711442	14.68%	66,575
2015	20.516062	18.932122	-7.72%	69,174
2014	20.397766	20.516062	0.58%	59,755
2013	18.702732	20.397766	9.06%	23,723
2012	15.972247	18.702732	17.10%	3,141
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	20.863095	16.922565	-18.89%	21,816
2017	17.162857	20.863095	21.56%	17,345
2016	17.201936	17.162857	-0.23%	18,246
2015	17.593461	17.201936	-2.23%	17,045
2014	17.571591	17.593461	0.12%	16,777
2013	14.252322	17.571591	23.29%	15,471
2012	12.742283	14.252322	11.85%	1,570
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	10.134505	10.080135	-0.54%	25,251
2017	10.125670	10.134505	0.09%	21,966
2016	10.063372	10.125670	0.62%	30,535
2015	10.107796	10.063372	-0.44%	10,681
2014	10.142048	10.107796	-0.34%	27,250
2013	10.331195	10.142048	-1.83%	2,435
2012	10.126160	10.331195	2.02%	1,357
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	29.271805	28.872303	-1.36%	38,257
2017	23.370463	29.271805	25.25%	36,256
2016	22.312856	23.370463	4.74%	35,010
2015	23.993590	22.312856	-7.00%	35,427
2014	22.536144	23.993590	6.47%	11,140
2013	17.572163	22.536144	28.25%	5,662
2012	15.678162	17.572163	12.08%	2,376

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.975007	8.315132	-24.24%	7,449
2017	10.798586	10.975007	1.63%	7,571
2016	8.836438	10.798586	22.21%	7,615
2015	11.536588	8.836438	-23.41%	7,316
2014	13.440861	11.536588	-14.17%	24,664
2013	12.632368	13.440861	6.40%	13,185
2012	12.562453	12.632368	0.56%	863
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	17.238758	16.287601	-5.52%	59,367
2017	14.574313	17.238758	18.28%	56,280
2016	14.088864	14.574313	3.45%	57,326
2015	14.226207	14.088864	-0.97%	58,987
2014	13.745758	14.226207	3.50%	26,632
2013	10.954759	13.745758	25.48%	18,917
2012	9.893843	10.954759	10.72%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	14.119376	13.666298	-3.21%	1,197,741
2017	12.944456	14.119376	9.08%	1,041,261
2016	12.752018	12.944456	1.51%	1,020,654
2015	12.862025	12.752018	-0.86%	808,264
2014	12.604041	12.862025	2.05%	542,662
2013	11.128973	12.604041	13.25%	419,465
2012	10.543165	11.128973	5.56%	87,540
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	12.172154	11.532277	-5.26%	12,277,813
2017	10.836636	12.172154	12.32%	11,281,098
2016	10.783493	10.836636	0.49%	10,475,878
2015	10.972341	10.783493	-1.72%	8,004,274
2014	10.715023	10.972341	2.40%	4,410,499
2013*	10.000000	10.715023	7.15%	919,361
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	15.389021	14.595203	-5.16%	2,243,743
2017	13.593487	15.389021	13.21%	2,467,592
2016	13.287684	13.593487	2.30%	2,492,880
2015	13.419955	13.287684	-0.99%	2,555,879
2014	13.044073	13.419955	2.88%	2,520,627
2013	10.937228	13.044073	19.26%	2,424,029
2012	10.117339	10.937228	8.10%	1,382,896
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.519632	11.768821	-6.00%	197,967
2017	10.963173	12.519632	14.20%	192,379
2016	10.851145	10.963173	1.03%	192,257
2015	11.072351	10.851145	-2.00%	200,395
2014	10.796484	11.072351	2.56%	30,214
2013*	10.000000	10.796484	7.96%	4,780

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	16.572132	15.585666	-5.95%	156,259
2017	14.384805	16.572132	15.21%	157,156
2016	13.943706	14.384805	3.16%	168,503
2015	14.118917	13.943706	-1.24%	162,069
2014	13.674026	14.118917	3.25%	58,177
2013	11.189361	13.674026	22.21%	13,900
2012	10.230615	11.189361	9.37%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.663587	11.177421	-4.17%	2,687,277
2017	10.565320	11.663587	10.40%	2,428,484
2016	10.576574	10.565320	-0.11%	2,273,283
2015	10.771723	10.576574	-1.81%	1,799,260
2014	10.589534	10.771723	1.72%	1,183,811
2013*	10.000000	10.589534	5.90%	322,236
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.970973	14.381264	-3.94%	863,411
2017	13.450473	14.970973	11.30%	993,598
2016	13.217364	13.450473	1.76%	1,126,487
2015	13.347619	13.217364	-0.98%	1,182,737
2014	13.018480	13.347619	2.53%	1,170,115
2013	11.205680	13.018480	16.18%	1,181,692
2012	10.472762	11.205680	7.00%	376,093
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	38.601387	36.102297	-6.47%	64,566
2017	29.601300	38.601387	30.40%	65,564
2016	29.534651	29.601300	0.23%	64,151
2015	30.810906	29.534651	-4.14%	59,994
2014	30.333859	30.810906	1.57%	33,889
2013	19.652033	30.333859	54.35%	19,051
2012	15.576452	19.652033	26.17%	1,684
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	24.057054	22.419436	-6.81%	22,638
2017	23.127300	24.057054	4.02%	27,818
2016	22.472355	23.127300	2.91%	22,279
2015	21.728923	22.472355	3.42%	19,697
2014	16.912915	21.728923	28.48%	16,032
2013	16.944182	16.912915	-0.18%	4,871
2012	14.583961	16.944182	16.18%	271
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	26.231736	23.173751	-11.66%	6,552
2017	23.368640	26.231736	12.25%	6,165
2016	18.370451	23.368640	27.21%	4,228
2015	19.713489	18.370451	-6.81%	3,233
2014	18.658353	19.713489	5.66%	1,748
2013	14.157224	18.658353	31.79%	1,272
2012	12.091144	14.157224	17.09%	798

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	22.644936	21.429368	-5.37%	64,532
2017	18.634496	22.644936	21.52%	43,207
2016	18.344514	18.634496	1.58%	33,320
2015	18.242709	18.344514	0.56%	29,514
2014	18.192984	18.242709	0.27%	13,411
2013	12.857443	18.192984	41.50%	3,037
2012	12.387438	12.857443	3.79%	924
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	22.379942	20.489076	-8.45%	12,771
2017	20.155531	22.379942	11.04%	11,731
2016	18.373499	20.155531	9.70%	13,791
2015	19.374002	18.373499	-5.16%	15,077
2014	17.692866	19.374002	9.50%	4,491
2013	13.245347	17.692866	33.58%	3,119
2012	11.288787	13.245347	17.33%	769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	15.249217	13.717233	-10.05%	600
2017	13.045306	15.249217	16.89%	600
2016	12.073561	13.045306	8.05%	0
2015	12.355912	12.073561	-2.29%	0
2014	11.924185	12.355912	3.62%	0
2013	9.494259	11.924185	25.59%	0
2012	8.299681	9.494259	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.619165	16.545599	-6.09%	774,335
2017	16.062681	17.619165	9.69%	806,786
2016	15.308822	16.062681	4.92%	723,737
2015	15.537445	15.308822	-1.47%	400,752
2014	15.051921	15.537445	3.23%	289,058
2013	13.445256	15.051921	11.95%	210,596
2012	12.453829	13.445256	7.96%	72,773
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.998256	19.382820	-7.69%	36,221
2017	18.530018	20.998256	13.32%	30,187
2016	17.424857	18.530018	6.34%	18,225
2015	17.748766	17.424857	-1.82%	0
2014	17.091735	17.748766	3.84%	0
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.623782	12.234108	-3.09%	229,970
2017	12.101892	12.623782	4.31%	264,257
2016	11.759465	12.101892	2.91%	278,767
2015	11.882880	11.759465	-1.04%	238,517
2014	11.588556	11.882880	2.54%	224,589
2013	11.200039	11.588556	3.47%	123,774
2012	10.789486	11.200039	3.81%	3,198
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.090316	11.261028	-6.86%	867,671
2017	10.741921	12.090316	12.55%	847,715
2016	10.295392	10.741921	4.34%	803,195
2015	10.780413	10.295392	-4.50%	674,604
2014	10.660597	10.780413	1.12%	371,833
2013*	10.000000	10.660597	6.61%	79,624
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.469311	11.561261	-7.28%	3,882,757
2017	10.800929	12.469311	15.45%	3,730,173
2016	10.231625	10.800929	5.56%	3,280,139
2015	10.793271	10.231625	-5.20%	2,264,055
2014	10.749073	10.793271	0.41%	1,362,441
2013*	10.000000	10.749073	7.49%	292,852
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	14.619481	13.608848	-6.91%	36,775
2017	13.116016	14.619481	11.46%	19,622
2016	12.402397	13.116016	5.75%	9,297
2015	12.607944	12.402397	-1.63%	0
2014	12.144768	12.607944	3.81%	0
2013	10.550443	12.144768	15.11%	16,336
2012	9.646722	10.550443	9.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	15.123779	13.772798	-8.93%	49,859
2017	13.132150	15.123779	15.17%	47,871
2016	12.264443	13.132150	7.07%	43,120
2015	12.517338	12.264443	-2.02%	42,732
2014	12.083239	12.517338	3.59%	0
2013	10.003762	12.083239	20.79%	0
2012	8.909817	10.003762	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.800337	13.111675	-4.99%	283,669
2017	12.802349	13.800337	7.80%	295,537
2016	12.270723	12.802349	4.33%	300,161
2015	12.436150	12.270723	-1.33%	265,859
2014	12.029802	12.436150	3.38%	244,199
2013	11.030580	12.029802	9.06%	127,185
2012	10.344518	11.030580	6.63%	6,284

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	23.632880	21.808061	-7.72%	2,545
2017	20.471451	23.632880	15.44%	2,619
2016	21.526342	20.471451	-4.90%	2,589
2015	24.064422	21.526342	-10.55%	2,839
2014	26.026746	24.064422	-7.54%	2,549
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	18.338012	17.315609	-5.58%	3,189
2017	16.869641	18.338012	8.70%	3,075
2016	16.939598	16.869641	-0.41%	2,985
2015	17.412832	16.939598	-2.72%	1,915
2014	16.584768	17.412832	4.99%	2,032
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	24.239877	22.587715	-6.82%	3,900
2017	20.565912	24.239877	17.86%	4,025
2016	20.310987	20.565912	1.26%	4,175
2015	20.955938	20.310987	-3.08%	3,718
2014	19.576580	20.955938	7.05%	3,930
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	11.716811	11.216469	-4.27%	1,601
2017	11.540788	11.716811	1.53%	1,455
2016	11.365319	11.540788	1.54%	1,366
2015	11.621474	11.365319	-2.20%	1,543
2014	11.412270	11.621474	1.83%	1,532
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.442541	6.068825	-35.73%	43,756
2017	11.074395	9.442541	-14.74%	32,994
2016	8.432500	11.074395	31.33%	25,226
2015	11.097637	8.432500	-24.02%	28,419
2014	12.713568	11.097637	-12.71%	23,802
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	9.965771	9.708066	-2.59%	0
2017	9.792223	9.965771	1.77%	0
2016	9.372786	9.792223	4.48%	0
2015	9.865203	9.372786	-4.99%	0
2014	10.089227	9.865203	-2.22%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	19.338423	16.667636	-13.81%	0
2017	17.144567	19.338423	12.80%	0
2016	16.422871	17.144567	4.39%	0
2015	17.179911	16.422871	-4.41%	0
2014	16.025555	17.179911	7.20%	0

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	18.441437	16.867773	-8.53%	1,470
2017	15.172612	18.441437	21.54%	1,430
2016	16.031878	15.172612	-5.36%	1,478
2015	15.886951	16.031878	0.91%	194
2014	16.123665	15.886951	-1.47%	202
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	8.349014	8.271740	-0.93%	0
2017	8.503940	8.349014	-1.82%	0
2016	8.701294	8.503940	-2.27%	0
2015	8.913475	8.701294	-2.38%	0
2014	9.130830	8.913475	-2.38%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	23.608825	23.565047	-0.19%	2,342
2017	18.700710	23.608825	26.25%	2,601
2016	18.927574	18.700710	-1.20%	2,731
2015	18.095762	18.927574	4.60%	1,853
2014	16.582145	18.095762	9.13%	2,130
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	19.580087	18.703506	-4.48%	3,785
2017	18.804298	19.580087	4.13%	3,523
2016	16.581304	18.804298	13.41%	3,612
2015	18.171154	16.581304	-8.75%	3,410
2014	18.269967	18.171154	-0.54%	3,274
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	17.867884	14.330461	-19.80%	368
2017	14.863966	17.867884	20.21%	324
2016	15.065255	14.863966	-1.34%	346
2015	15.581880	15.065255	-3.32%	657
2014	15.737959	15.581880	-0.99%	657
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.405595	9.250307	-1.65%	0
2017	9.503008	9.405595	-1.03%	0
2016	9.550684	9.503008	-0.50%	0
2015	9.700957	9.550684	-1.55%	0
2014	9.843526	9.700957	-1.45%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	25.423186	24.795070	-2.47%	12,072
2017	20.525691	25.423186	23.86%	13,160
2016	19.817105	20.525691	3.58%	14,391
2015	21.550138	19.817105	-8.04%	12,833
2014	20.469250	21.550138	5.28%	13,173

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	9.531062	7.140109	-25.09%	1,729
2017	9.483226	9.531062	0.50%	1,584
2016	7.847320	9.483226	20.85%	1,438
2015	10.360934	7.847320	-24.26%	277
2014	12.207447	10.360934	-15.13%	231
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	15.440389	14.424896	-6.58%	357
2017	13.200518	15.440389	16.97%	362
2016	12.904248	13.200518	2.30%	367
2015	13.176929	12.904248	-2.07%	369
2014	12.875435	13.176929	2.34%	86
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	12.646540	12.103530	-4.29%	0
2017	11.724437	12.646540	7.86%	0
2016	11.679938	11.724437	0.38%	0
2015	11.913486	11.679938	-1.96%	0
2014	11.806112	11.913486	0.91%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.589037	10.856723	-6.32%	0
2017	10.433395	11.589037	11.08%	0
2016	10.498917	10.433395	-0.62%	0
2015	10.803203	10.498917	-2.82%	0
2014	10.668771	10.803203	1.26%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	13.783698	12.926140	-6.22%	0
2017	12.312245	13.783698	11.95%	0
2016	12.170531	12.312245	1.16%	0
2015	12.430231	12.170531	-2.09%	4,000
2014	12.218256	12.430231	1.73%	4,082
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	11.919832	11.079378	-7.05%	0
2017	10.555199	11.919832	12.93%	0
2016	10.564759	10.555199	-0.09%	0
2015	10.901663	10.564759	-3.09%	0
2014	10.749876	10.901663	1.41%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	14.843333	13.803275	-7.01%	0
2017	13.028913	14.843333	13.93%	0
2016	12.771323	13.028913	2.02%	0
2015	13.077582	12.771323	-2.34%	0
2014	12.808265	13.077582	2.10%	0

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.104782	10.522617	-5.24%	0
2017	10.172153	11.104782	9.17%	0
2016	10.297449	10.172153	-1.22%	0
2015	10.605660	10.297449	-2.91%	0
2014	10.543806	10.605660	0.59%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	13.409264	12.736686	-5.02%	0
2017	12.182718	13.409264	10.07%	0
2016	12.106140	12.182718	0.63%	0
2015	12.363255	12.106140	-2.08%	0
2014	12.194304	12.363255	1.39%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	33.060170	30.573109	-7.52%	9,822
2017	25.636675	33.060170	28.96%	10,129
2016	25.866466	25.636675	-0.89%	11,582
2015	27.288457	25.866466	-5.21%	10,324
2014	27.168809	27.288457	0.44%	10,794
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	20.700642	19.075146	-7.85%	802
2017	20.124184	20.700642	2.86%	688
2016	19.773831	20.124184	1.77%	671
2015	19.335092	19.773831	2.27%	790
2014	15.219075	19.335092	27.05%	906
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	22.465517	19.623942	-12.65%	1,107
2017	20.238386	22.465517	11.00%	1,116
2016	16.088423	20.238386	25.79%	1,143
2015	17.459314	16.088423	-7.85%	92
2014	16.711099	17.459314	4.48%	97
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	19.393538	18.146658	-6.43%	27,729
2017	16.138170	19.393538	20.17%	12,508
2016	16.065587	16.138170	0.45%	13,359
2015	16.156538	16.065587	-0.56%	12,342
2014	16.294208	16.156538	-0.84%	13,793
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	19.166969	17.350844	-9.48%	244
2017	17.455788	19.166969	9.80%	246
2016	16.091292	17.455788	8.48%	249
2015	17.158845	16.091292	-6.22%	250
2014	15.846549	17.158845	8.28%	254

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.531413	12.035507	-11.06%	0
2017	11.705802	13.531413	15.60%	0
2016	10.955565	11.705802	6.85%	0
2015	11.338162	10.955565	-3.37%	0
2014	11.065325	11.338162	2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.989357	14.846773	-7.15%	11,537
2017	14.740619	15.989357	8.47%	23,808
2016	14.206667	14.740619	3.76%	24,259
2015	14.581351	14.206667	-2.57%	28,003
2014	14.284904	14.581351	2.08%	28,681
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.201903	10.734454	-4.17%	0
2017	10.859476	11.201903	3.15%	0
2016	10.670788	10.859476	1.77%	0
2015	10.904321	10.670788	-2.14%	0
2014	10.754082	10.904321	1.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.474777	10.567878	-7.90%	12,094
2017	10.309570	11.474777	11.30%	25,392
2016	9.992039	10.309570	3.18%	25,640
2015	10.580716	9.992039	-5.56%	29,001
2014	10.581054	10.580716	0.00%	29,284
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.834486	10.849645	-8.32%	11,741
2017	10.366191	11.834486	14.16%	25,096
2016	9.930150	10.366191	4.39%	25,751
2015	10.593330	9.930150	-6.26%	28,941
2014	10.668877	10.593330	-0.71%	29,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.972797	11.940621	-7.96%	0
2017	11.769414	12.972797	10.22%	0
2016	11.254116	11.769414	4.58%	0
2015	11.569598	11.254116	-2.73%	0
2014	11.270165	11.569598	2.66%	0

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	13.420172	12.084331	-9.95%	0
2017	11.783779	13.420172	13.89%	0
2016	11.128822	11.783779	5.89%	0
2015	11.486337	11.128822	-3.11%	0
2014	11.212966	11.486337	2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	12.245962	11.504445	-6.06%	0
2017	11.488005	12.245962	6.60%	0
2016	11.134679	11.488005	3.17%	0
2015	11.411988	11.134679	-2.43%	0
2014	11.163524	11.411988	2.23%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255

	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:

3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100

Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix F: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option;
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option and the Joint Option for the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2019, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option
For contracts with applications signed before November 1, 2017:
Interest Anniversary Rate
5%
For contracts with applications signed on or after November 1, 2017 and before May 1, 2019:
Interest Anniversary Rate
3%
7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after November 5, 2018 and before May 1, 2019		For contracts with applications signed on or after August 13, 2018 and before November 5, 2018		For contracts with applications signed on or after June 1, 2018 and before August 13, 2018
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.50%	4.25%	4.50%	4.25%	4.35%	4.10%
65 through 69	5.70%	5.45%	5.60%	5.35%	5.35%	5.10%
70 through 74	5.85%	5.60%	5.70%	5.45%	5.60%	5.35%
75 through 80	6.00%	5.75%	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (continued)
	For contracts with applications signed on or after April 1, 2017 and before June 1, 2018		For contracts with applications signed on or after February 1, 2016 and before April 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.25%	3.00%	3.15%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%	4.15%	3.90%
65 through 74	5.35%	5.10%	5.25%	5.00%	5.15%	4.90%
75 through 80	5.85%	5.60%	5.75%	5.50%	5.65%	5.40%
81 and older	6.35%	6.10%	6.25%	6.00%	6.15%	5.90%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later) and for contracts with applications signed before August 1, 2015		For contracts issued before January 14, 2013, or the date of state approval (whichever is later)
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.00%	3.00%	3.00%	3.00%
59½ through 64	4.00%	3.75%	4.00%	3.50%
65 through 74	5.00%	4.75%	5.00%	4.50%
75 through 80
81 and older	6.00%	5.75%	6.00%	5.50%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option
Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before May 1, 2019		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

Attained Age Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before May 1, 2019		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.
	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.

Waddell & Reed Advisors Select Preferred AnnuitySM 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-12
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2019. The prospectus may be obtained by writing to the Service Center at P.O. Box 182021, Columbus, Ohio 43213-2021, or calling 1-866-221-1100, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-12 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.22% of the Contract Value for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-12 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
2

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2018. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	27.593547	25.751630	-6.68%	50,138
2017	23.636805	27.593547	16.74%	64,733
2016	24.578514	23.636805	-3.83%	64,522
2015	27.170034	24.578514	-9.54%	71,843
2014	29.057857	27.170034	-6.50%	45,670
2013	23.527557	29.057857	23.51%	16,979
2012	20.002457	23.527557	17.62%	3,473
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	21.411642	20.447068	-4.50%	43,072
2017	19.478350	21.411642	9.93%	41,982
2016	19.341733	19.478350	0.71%	44,690
2015	19.660437	19.341733	-1.62%	45,577
2014	18.516780	19.660437	6.18%	22,465
2013	15.166487	18.516780	22.09%	4,226
2012	13.751574	15.166487	10.29%	347
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	28.302740	26.672726	-5.76%	63,509
2017	23.746257	28.302740	19.19%	60,560
2016	23.191223	23.746257	2.39%	52,909
2015	23.660872	23.191223	-1.98%	49,193
2014	21.857115	23.660872	8.25%	24,935
2013	16.586714	21.857115	31.77%	11,463
2012	14.169774	16.586714	17.06%	6,551
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	13.680492	13.244721	-3.19%	52,094
2017	13.325236	13.680492	2.67%	43,065
2016	12.976821	13.325236	2.68%	39,761
2015	13.121414	12.976821	-1.10%	34,587
2014	12.741631	13.121414	2.98%	21,389
2013	13.185057	12.741631	-3.36%	14,683
2012	12.629178	13.185057	4.40%	9,490
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.762224	6.995548	-35.00%	31,528
2017	12.481799	10.762224	-13.78%	27,309
2016	9.398458	12.481799	32.81%	20,714
2015	12.230732	9.398458	-23.16%	31,103
2014	13.855228	12.230732	-11.72%	9,339
2013	10.987757	13.855228	26.10%	929
2012	10.981767	10.987757	0.05%	0
4

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.738115	10.578979	-1.48%	30,362
2017	10.433867	10.738115	2.92%	24,908
2016	9.875969	10.433867	5.65%	22,462
2015	10.278942	9.875969	-3.92%	28,439
2014	10.395182	10.278942	-1.12%	11,508
2013	10.351532	10.395182	0.42%	4,204
2012	9.856361	10.351532	5.02%	1,903
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	22.579998	19.682292	-12.83%	7,864
2017	19.796020	22.579998	14.06%	12,472
2016	18.751972	19.796020	5.57%	11,832
2015	19.397699	18.751972	-3.33%	11,018
2014	17.892653	19.397699	8.41%	7,177
2013	13.986410	17.892653	27.93%	3,435
2012	12.521128	13.986410	11.70%	212
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	21.532565	19.918487	-7.50%	38,537
2017	17.519096	21.532565	22.91%	36,422
2016	18.305468	17.519096	-4.30%	29,486
2015	17.937787	18.305468	2.05%	31,397
2014	18.002088	17.937787	-0.36%	12,321
2013	15.297916	18.002088	17.68%	2,909
2012	13.129657	15.297916	16.51%	859
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.766787	9.786052	0.20%	36,347
2017	9.837447	9.766787	-0.72%	14,306
2016	9.953878	9.837447	-1.17%	28,645
2015	10.082974	9.953878	-1.28%	30,450
2014	10.213722	10.082974	-1.28%	7,362
2013	10.346173	10.213722	-1.28%	415
2012	10.480721	10.346173	-1.28%	12,596
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	27.565906	27.826754	0.95%	57,540
2017	21.592699	27.565906	27.66%	55,283
2016	21.611731	21.592699	-0.09%	48,061
2015	20.431684	21.611731	5.78%	38,935
2014	18.514038	20.431684	10.36%	24,578
2013	13.746121	18.514038	34.69%	17,091
2012	12.353242	13.746121	11.28%	2,779
5

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	22.861180	22.085205	-3.39%	63,741
2017	21.711442	22.861180	5.30%	65,988
2016	18.932122	21.711442	14.68%	66,575
2015	20.516062	18.932122	-7.72%	69,174
2014	20.397766	20.516062	0.58%	59,755
2013	18.702732	20.397766	9.06%	23,723
2012	15.972247	18.702732	17.10%	3,141
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	20.863095	16.922565	-18.89%	21,816
2017	17.162857	20.863095	21.56%	17,345
2016	17.201936	17.162857	-0.23%	18,246
2015	17.593461	17.201936	-2.23%	17,045
2014	17.571591	17.593461	0.12%	16,777
2013	14.252322	17.571591	23.29%	15,471
2012	12.742283	14.252322	11.85%	1,570
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	10.134505	10.080135	-0.54%	25,251
2017	10.125670	10.134505	0.09%	21,966
2016	10.063372	10.125670	0.62%	30,535
2015	10.107796	10.063372	-0.44%	10,681
2014	10.142048	10.107796	-0.34%	27,250
2013	10.331195	10.142048	-1.83%	2,435
2012	10.126160	10.331195	2.02%	1,357
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	29.271805	28.872303	-1.36%	38,257
2017	23.370463	29.271805	25.25%	36,256
2016	22.312856	23.370463	4.74%	35,010
2015	23.993590	22.312856	-7.00%	35,427
2014	22.536144	23.993590	6.47%	11,140
2013	17.572163	22.536144	28.25%	5,662
2012	15.678162	17.572163	12.08%	2,376
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.975007	8.315132	-24.24%	7,449
2017	10.798586	10.975007	1.63%	7,571
2016	8.836438	10.798586	22.21%	7,615
2015	11.536588	8.836438	-23.41%	7,316
2014	13.440861	11.536588	-14.17%	24,664
2013	12.632368	13.440861	6.40%	13,185
2012	12.562453	12.632368	0.56%	863
6

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	17.238758	16.287601	-5.52%	59,367
2017	14.574313	17.238758	18.28%	56,280
2016	14.088864	14.574313	3.45%	57,326
2015	14.226207	14.088864	-0.97%	58,987
2014	13.745758	14.226207	3.50%	26,632
2013	10.954759	13.745758	25.48%	18,917
2012	9.893843	10.954759	10.72%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	14.119376	13.666298	-3.21%	1,197,741
2017	12.944456	14.119376	9.08%	1,041,261
2016	12.752018	12.944456	1.51%	1,020,654
2015	12.862025	12.752018	-0.86%	808,264
2014	12.604041	12.862025	2.05%	542,662
2013	11.128973	12.604041	13.25%	419,465
2012	10.543165	11.128973	5.56%	87,540
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	12.172154	11.532277	-5.26%	12,277,813
2017	10.836636	12.172154	12.32%	11,281,098
2016	10.783493	10.836636	0.49%	10,475,878
2015	10.972341	10.783493	-1.72%	8,004,274
2014	10.715023	10.972341	2.40%	4,410,499
2013*	10.000000	10.715023	7.15%	919,361
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	15.389021	14.595203	-5.16%	2,243,743
2017	13.593487	15.389021	13.21%	2,467,592
2016	13.287684	13.593487	2.30%	2,492,880
2015	13.419955	13.287684	-0.99%	2,555,879
2014	13.044073	13.419955	2.88%	2,520,627
2013	10.937228	13.044073	19.26%	2,424,029
2012	10.117339	10.937228	8.10%	1,382,896
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.519632	11.768821	-6.00%	197,967
2017	10.963173	12.519632	14.20%	192,379
2016	10.851145	10.963173	1.03%	192,257
2015	11.072351	10.851145	-2.00%	200,395
2014	10.796484	11.072351	2.56%	30,214
2013*	10.000000	10.796484	7.96%	4,780
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	16.572132	15.585666	-5.95%	156,259
2017	14.384805	16.572132	15.21%	157,156
2016	13.943706	14.384805	3.16%	168,503
2015	14.118917	13.943706	-1.24%	162,069
2014	13.674026	14.118917	3.25%	58,177
2013	11.189361	13.674026	22.21%	13,900
2012	10.230615	11.189361	9.37%	0
7

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.663587	11.177421	-4.17%	2,687,277
2017	10.565320	11.663587	10.40%	2,428,484
2016	10.576574	10.565320	-0.11%	2,273,283
2015	10.771723	10.576574	-1.81%	1,799,260
2014	10.589534	10.771723	1.72%	1,183,811
2013*	10.000000	10.589534	5.90%	322,236
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.970973	14.381264	-3.94%	863,411
2017	13.450473	14.970973	11.30%	993,598
2016	13.217364	13.450473	1.76%	1,126,487
2015	13.347619	13.217364	-0.98%	1,182,737
2014	13.018480	13.347619	2.53%	1,170,115
2013	11.205680	13.018480	16.18%	1,181,692
2012	10.472762	11.205680	7.00%	376,093
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	38.601387	36.102297	-6.47%	64,566
2017	29.601300	38.601387	30.40%	65,564
2016	29.534651	29.601300	0.23%	64,151
2015	30.810906	29.534651	-4.14%	59,994
2014	30.333859	30.810906	1.57%	33,889
2013	19.652033	30.333859	54.35%	19,051
2012	15.576452	19.652033	26.17%	1,684
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	24.057054	22.419436	-6.81%	22,638
2017	23.127300	24.057054	4.02%	27,818
2016	22.472355	23.127300	2.91%	22,279
2015	21.728923	22.472355	3.42%	19,697
2014	16.912915	21.728923	28.48%	16,032
2013	16.944182	16.912915	-0.18%	4,871
2012	14.583961	16.944182	16.18%	271
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	26.231736	23.173751	-11.66%	6,552
2017	23.368640	26.231736	12.25%	6,165
2016	18.370451	23.368640	27.21%	4,228
2015	19.713489	18.370451	-6.81%	3,233
2014	18.658353	19.713489	5.66%	1,748
2013	14.157224	18.658353	31.79%	1,272
2012	12.091144	14.157224	17.09%	798
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	22.644936	21.429368	-5.37%	64,532
2017	18.634496	22.644936	21.52%	43,207
2016	18.344514	18.634496	1.58%	33,320
2015	18.242709	18.344514	0.56%	29,514
2014	18.192984	18.242709	0.27%	13,411
2013	12.857443	18.192984	41.50%	3,037
2012	12.387438	12.857443	3.79%	924
8

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	22.379942	20.489076	-8.45%	12,771
2017	20.155531	22.379942	11.04%	11,731
2016	18.373499	20.155531	9.70%	13,791
2015	19.374002	18.373499	-5.16%	15,077
2014	17.692866	19.374002	9.50%	4,491
2013	13.245347	17.692866	33.58%	3,119
2012	11.288787	13.245347	17.33%	769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	15.249217	13.717233	-10.05%	600
2017	13.045306	15.249217	16.89%	600
2016	12.073561	13.045306	8.05%	0
2015	12.355912	12.073561	-2.29%	0
2014	11.924185	12.355912	3.62%	0
2013	9.494259	11.924185	25.59%	0
2012	8.299681	9.494259	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.619165	16.545599	-6.09%	774,335
2017	16.062681	17.619165	9.69%	806,786
2016	15.308822	16.062681	4.92%	723,737
2015	15.537445	15.308822	-1.47%	400,752
2014	15.051921	15.537445	3.23%	289,058
2013	13.445256	15.051921	11.95%	210,596
2012	12.453829	13.445256	7.96%	72,773
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.998256	19.382820	-7.69%	36,221
2017	18.530018	20.998256	13.32%	30,187
2016	17.424857	18.530018	6.34%	18,225
2015	17.748766	17.424857	-1.82%	0
2014	17.091735	17.748766	3.84%	0
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.623782	12.234108	-3.09%	229,970
2017	12.101892	12.623782	4.31%	264,257
2016	11.759465	12.101892	2.91%	278,767
2015	11.882880	11.759465	-1.04%	238,517
2014	11.588556	11.882880	2.54%	224,589
2013	11.200039	11.588556	3.47%	123,774
2012	10.789486	11.200039	3.81%	3,198
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.090316	11.261028	-6.86%	867,671
2017	10.741921	12.090316	12.55%	847,715
2016	10.295392	10.741921	4.34%	803,195
2015	10.780413	10.295392	-4.50%	674,604
2014	10.660597	10.780413	1.12%	371,833
2013*	10.000000	10.660597	6.61%	79,624
9

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.469311	11.561261	-7.28%	3,882,757
2017	10.800929	12.469311	15.45%	3,730,173
2016	10.231625	10.800929	5.56%	3,280,139
2015	10.793271	10.231625	-5.20%	2,264,055
2014	10.749073	10.793271	0.41%	1,362,441
2013*	10.000000	10.749073	7.49%	292,852
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	14.619481	13.608848	-6.91%	36,775
2017	13.116016	14.619481	11.46%	19,622
2016	12.402397	13.116016	5.75%	9,297
2015	12.607944	12.402397	-1.63%	0
2014	12.144768	12.607944	3.81%	0
2013	10.550443	12.144768	15.11%	16,336
2012	9.646722	10.550443	9.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	15.123779	13.772798	-8.93%	49,859
2017	13.132150	15.123779	15.17%	47,871
2016	12.264443	13.132150	7.07%	43,120
2015	12.517338	12.264443	-2.02%	42,732
2014	12.083239	12.517338	3.59%	0
2013	10.003762	12.083239	20.79%	0
2012	8.909817	10.003762	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.800337	13.111675	-4.99%	283,669
2017	12.802349	13.800337	7.80%	295,537
2016	12.270723	12.802349	4.33%	300,161
2015	12.436150	12.270723	-1.33%	265,859
2014	12.029802	12.436150	3.38%	244,199
2013	11.030580	12.029802	9.06%	127,185
2012	10.344518	11.030580	6.63%	6,284
10

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	27.400952	25.558855	-6.72%	4,779
2017	23.483672	27.400952	16.68%	5,347
2016	24.431623	23.483672	-3.88%	10,743
2015	27.021346	24.431623	-9.58%	11,345
2014	28.913505	27.021346	-6.54%	5,812
2013	23.422542	28.913505	23.44%	2,175
2012	19.923292	23.422542	17.56%	478
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	21.262161	20.293977	-4.55%	7,679
2017	19.352136	21.262161	9.87%	7,860
2016	19.226114	19.352136	0.66%	9,635
2015	19.552815	19.226114	-1.67%	5,775
2014	18.424750	19.552815	6.12%	2,058
2013	15.098744	18.424750	22.03%	432
2012	13.697112	15.098744	10.23%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	28.105181	26.473043	-5.81%	13,799
2017	23.592415	28.105181	19.13%	14,514
2016	23.052618	23.592415	2.34%	12,511
2015	23.531392	23.052618	-2.03%	7,846
2014	21.748530	23.531392	8.20%	1,277
2013	16.512666	21.748530	31.71%	1,347
2012	14.113674	16.512666	17.00%	258
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	13.584970	13.145539	-3.23%	5,499
2017	13.238883	13.584970	2.61%	5,051
2016	12.899245	13.238883	2.63%	4,731
2015	13.049569	12.899245	-1.15%	3,717
2014	12.678288	13.049569	2.93%	831
2013	13.126160	12.678288	-3.41%	687
2012	12.579154	13.126160	4.35%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.698782	6.950765	-35.03%	1,859
2017	12.414500	10.698782	-13.82%	2,003
2016	9.352502	12.414500	32.74%	2,329
2015	12.177109	9.352502	-23.20%	3,542
2014	13.801481	12.177109	-11.77%	1,937
2013	10.950671	13.801481	26.03%	548
2012	10.950257	10.950671	0.00%	0
11

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.701901	10.537940	-1.53%	3,363
2017	10.403941	10.701901	2.86%	3,863
2016	9.852629	10.403941	5.60%	6,537
2015	10.259851	9.852629	-3.97%	8,362
2014	10.381136	10.259851	-1.17%	3,953
2013	10.342796	10.381136	0.37%	763
2012	9.853047	10.342796	4.97%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	22.422383	19.534939	-12.88%	5,199
2017	19.667765	22.422383	14.01%	3,890
2016	18.639889	19.667765	5.51%	4,428
2015	19.291527	18.639889	-3.38%	4,027
2014	17.803740	19.291527	8.36%	3,560
2013	13.923955	17.803740	27.86%	1,130
2012	12.471539	13.923955	11.65%	445
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	21.382218	19.769317	-7.54%	695
2017	17.405558	21.382218	22.85%	704
2016	18.196034	17.405558	-4.34%	704
2015	17.839585	18.196034	2.00%	705
2014	17.912615	17.839585	-0.41%	200
2013	15.229593	17.912615	17.62%	191
2012	13.077651	15.229593	16.46%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.697779	9.711951	0.15%	0
2017	9.772876	9.697779	-0.77%	0
2016	9.893536	9.772876	-1.22%	0
2015	10.026924	9.893536	-1.33%	0
2014	10.162101	10.026924	-1.33%	0
2013	10.299107	10.162101	-1.33%	0
2012	10.438344	10.299107	-1.33%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	27.373509	27.618461	0.89%	8,526
2017	21.452818	27.373509	27.60%	8,940
2016	21.482582	21.452818	-0.14%	8,989
2015	20.319876	21.482582	5.72%	4,426
2014	18.422045	20.319876	10.30%	485
2013	13.684755	18.422045	34.62%	534
2012	12.304342	13.684755	11.22%	526
12

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	22.701593	21.919864	-3.44%	5,152
2017	21.570781	22.701593	5.24%	6,354
2016	18.818962	21.570781	14.62%	7,372
2015	20.403771	18.818962	-7.77%	5,109
2014	20.296403	20.403771	0.53%	2,330
2013	18.619225	20.296403	9.01%	702
2012	15.909003	18.619225	17.04%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	20.717433	16.795846	-18.93%	5,712
2017	17.051646	20.717433	21.50%	5,714
2016	17.099119	17.051646	-0.28%	6,638
2015	17.497180	17.099119	-2.28%	4,433
2014	17.484282	17.497180	0.07%	102
2013	14.188690	17.484282	23.23%	103
2012	12.691839	14.188690	11.79%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	10.100379	10.041077	-0.59%	1,830
2017	10.096671	10.100379	0.04%	1,830
2016	10.039624	10.096671	0.57%	4,527
2015	10.089049	10.039624	-0.49%	4,610
2014	10.128362	10.089049	-0.39%	0
2013	10.322486	10.128362	-1.88%	0
2012	10.122762	10.322486	1.97%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	29.085814	28.674230	-1.42%	5,745
2017	23.233700	29.085814	25.19%	6,125
2016	22.193504	23.233700	4.69%	5,030
2015	23.877356	22.193504	-7.05%	3,282
2014	22.438337	23.877356	6.41%	464
2013	17.504752	22.438337	28.18%	475
2012	15.625954	17.504752	12.02%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.905247	8.258066	-24.27%	0
2017	10.735378	10.905247	1.58%	0
2016	8.789146	10.735378	22.14%	0
2015	11.480675	8.789146	-23.44%	0
2014	13.382514	11.480675	-14.21%	0
2013	12.583906	13.382514	6.35%	0
2012	12.520623	12.583906	0.51%	0
13

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	17.153102	16.198401	-5.57%	895
2017	14.509211	17.153102	18.22%	1,534
2016	14.033008	14.509211	3.39%	2,318
2015	14.176987	14.033008	-1.02%	3,638
2014	13.705144	14.176987	3.44%	4,568
2013	10.927935	13.705144	25.41%	5,195
2012	9.874635	10.927935	10.67%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	14.049212	13.591453	-3.26%	47,344
2017	12.886632	14.049212	9.02%	46,961
2016	12.701467	12.886632	1.46%	54,523
2015	12.817531	12.701467	-0.91%	52,505
2014	12.566804	12.817531	2.00%	38,631
2013	11.101706	12.566804	13.20%	19,011
2012	10.522677	11.101706	5.50%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	12.145197	11.500878	-5.31%	322,557
2017	10.818089	12.145197	12.27%	346,164
2016	10.770477	10.818089	0.44%	350,522
2015	10.964643	10.770477	-1.77%	327,921
2014	10.712931	10.964643	2.35%	319,238
2013*	10.000000	10.712931	7.13%	89,833
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	15.312554	14.515285	-5.21%	151,130
2017	13.532783	15.312554	13.15%	173,801
2016	13.235039	13.532783	2.25%	190,483
2015	13.373557	13.235039	-1.04%	236,985
2014	13.005562	13.373557	2.83%	239,143
2013	10.910468	13.005562	19.20%	241,693
2012	10.097707	10.910468	8.05%	106,126
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.491857	11.736732	-6.04%	0
2017	10.944382	12.491857	14.14%	0
2016	10.838026	10.944382	0.98%	0
2015	11.064577	10.838026	-2.05%	0
2014	10.794372	11.064577	2.50%	0
2013*	10.000000	10.794372	7.94%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	16.489765	15.500305	-6.00%	17,918
2017	14.320543	16.489765	15.15%	17,918
2016	13.888434	14.320543	3.11%	17,918
2015	14.070080	13.888434	-1.29%	17,918
2014	13.633621	14.070080	3.20%	17,918
2013	11.161948	13.633621	22.14%	17,918
2012	10.210737	11.161948	9.32%	17,918
14

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.637724	11.146960	-4.22%	194,460
2017	10.547226	11.637724	10.34%	196,896
2016	10.563800	10.547226	-0.16%	195,497
2015	10.764155	10.563800	-1.86%	196,901
2014	10.587461	10.764155	1.67%	153,511
2013*	10.000000	10.587461	5.87%	19,909
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.896577	14.302513	-3.99%	114,112
2017	13.390389	14.896577	11.25%	116,164
2016	13.164973	13.390389	1.71%	118,957
2015	13.301465	13.164973	-1.03%	121,676
2014	12.980043	13.301465	2.48%	161,372
2013	11.178249	12.980043	16.12%	162,828
2012	10.452432	11.178249	6.94%	7,111
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	38.331946	35.832025	-6.52%	7,874
2017	29.409520	38.331946	30.34%	8,464
2016	29.358137	29.409520	0.18%	8,796
2015	30.642285	29.358137	-4.19%	6,902
2014	30.183141	30.642285	1.52%	1,414
2013	19.564276	30.183141	54.28%	979
2012	15.514774	19.564276	26.10%	517
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	23.894072	22.256191	-6.85%	3,726
2017	22.982231	23.894072	3.97%	3,717
2016	22.342669	22.982231	2.86%	3,803
2015	21.614470	22.342669	3.37%	3,100
2014	16.832345	21.614470	28.41%	1,094
2013	16.872012	16.832345	-0.24%	442
2012	14.529223	16.872012	16.12%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	26.048586	23.000215	-11.70%	1,479
2017	23.217198	26.048586	12.20%	1,699
2016	18.260614	23.217198	27.14%	1,699
2015	19.605551	18.260614	-6.86%	2,517
2014	18.565597	19.605551	5.60%	2,038
2013	14.093984	18.565597	31.73%	429
2012	12.043252	14.093984	17.03%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	22.486804	21.268880	-5.42%	5,633
2017	18.513712	22.486804	21.46%	5,254
2016	18.234828	18.513712	1.53%	4,000
2015	18.142833	18.234828	0.51%	894
2014	18.102554	18.142833	0.22%	519
2013	12.800001	18.102554	41.43%	508
2012	12.338361	12.800001	3.74%	321
15

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	22.223669	20.335643	-8.50%	765
2017	20.024906	22.223669	10.98%	765
2016	18.263642	20.024906	9.64%	765
2015	19.267940	18.263642	-5.21%	765
2014	17.604931	19.267940	9.45%	0
2013	13.186182	17.604931	33.51%	0
2012	11.244061	13.186182	17.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	15.167071	13.636394	-10.09%	0
2017	12.981593	15.167071	16.84%	0
2016	12.020657	12.981593	7.99%	0
2015	12.308004	12.020657	-2.33%	0
2014	11.883977	12.308004	3.57%	0
2013	9.467040	11.883977	25.53%	0
2012	8.280089	9.467040	14.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.541989	16.464739	-6.14%	115,870
2017	16.000404	17.541989	9.63%	76,166
2016	15.257174	16.000404	4.87%	77,397
2015	15.492881	15.257174	-1.52%	60,023
2014	15.016353	15.492881	3.17%	29,889
2013	13.420290	15.016353	11.89%	29,500
2012	12.437013	13.420290	7.91%	12,126
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.906382	19.288190	-7.74%	28,342
2017	18.458269	20.906382	13.26%	38,217
2016	17.366154	18.458269	6.29%	16,213
2015	17.697939	17.366154	-1.87%	0
2014	17.051415	17.697939	3.79%	0
2013	14.464860	17.051415	17.88%	0
2012	13.063036	14.464860	10.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.555737	12.161962	-3.14%	51,742
2017	12.042735	12.555737	4.26%	51,900
2016	11.707896	12.042735	2.86%	11,664
2015	11.836776	11.707896	-1.09%	10,724
2014	11.549450	11.836776	2.49%	10,857
2013	11.167896	11.549450	3.42%	5,993
2012	10.763994	11.167896	3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.061776	11.228706	-6.91%	29,448
2017	10.721986	12.061776	12.50%	31,176
2016	10.281473	10.721986	4.28%	26,245
2015	10.771292	10.281473	-4.55%	15,037
2014	10.656981	10.771292	1.07%	15,651
2013*	10.000000	10.656981	6.57%	14,215
16

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.439885	11.528100	-7.33%	314,402
2017	10.780881	12.439885	15.39%	325,566
2016	10.217799	10.780881	5.51%	303,447
2015	10.784148	10.217799	-5.25%	298,181
2014	10.745433	10.784148	0.36%	140,430
2013*	10.000000	10.745433	7.45%	76,642
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	14.540689	13.528614	-6.96%	4,882
2017	13.051911	14.540689	11.41%	4,882
2016	12.348024	13.051911	5.70%	4,882
2015	12.559037	12.348024	-1.68%	4,882
2014	12.103784	12.559037	3.76%	0
2013	10.520162	12.103784	15.05%	0
2012	9.623931	10.520162	9.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	15.042263	13.691578	-8.98%	0
2017	13.067969	15.042263	15.11%	0
2016	12.210665	13.067969	7.02%	0
2015	12.468770	12.210665	-2.07%	0
2014	12.042451	12.468770	3.54%	0
2013	9.975037	12.042451	20.73%	0
2012	8.888750	9.975037	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.725956	13.034360	-5.04%	38,617
2017	12.739774	13.725956	7.74%	42,451
2016	12.216911	12.739774	4.28%	57,888
2015	12.387885	12.216911	-1.38%	48,604
2014	11.989189	12.387885	3.33%	35,490
2013	10.998914	11.989189	9.00%	30,111
2012	10.320064	10.998914	6.58%	0
17

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	27.209490	25.367321	-6.77%	2,765
2017	23.331374	27.209490	16.62%	2,832
2016	24.285452	23.331374	-3.93%	2,886
2015	26.873319	24.285452	-9.63%	2,783
2014	28.769706	26.873319	-6.59%	1,124
2013	23.317854	28.769706	23.38%	0
2012	19.844318	23.317854	17.50%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	21.113637	20.141942	-4.60%	2,493
2017	19.226664	21.113637	9.81%	3,713
2016	19.111123	19.226664	0.60%	2,233
2015	19.445743	19.111123	-1.72%	1,137
2014	18.333146	19.445743	6.07%	0
2013	15.031294	18.333146	21.97%	0
2012	13.642855	15.031294	10.18%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	27.908861	26.274716	-5.86%	3,986
2017	23.439461	27.908861	19.07%	4,301
2016	22.914749	23.439461	2.29%	3,080
2015	23.402520	22.914749	-2.08%	3,090
2014	21.640390	23.402520	8.14%	471
2013	16.438892	21.640390	31.64%	0
2012	14.057762	16.438892	16.94%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	13.490120	13.047112	-3.28%	10,493
2017	13.153088	13.490120	2.56%	11,043
2016	12.822122	13.153088	2.58%	8,973
2015	12.978131	12.822122	-1.20%	9,196
2014	12.615279	12.978131	2.88%	841
2013	13.067552	12.615279	-3.46%	0
2012	12.529343	13.067552	4.30%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.635602	6.906189	-35.07%	1,951
2017	12.347435	10.635602	-13.86%	1,904
2016	9.306695	12.347435	32.67%	1,048
2015	12.123629	9.306695	-23.24%	1,098
2014	13.747846	12.123629	-11.81%	0
2013	10.913655	13.747846	25.97%	0
2012	10.918797	10.913655	-0.05%	0
18

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.665845	10.497085	-1.58%	10,504
2017	10.374124	10.665845	2.81%	7,393
2016	9.829354	10.374124	5.54%	6,512
2015	10.240807	9.829354	-4.02%	6,616
2014	10.367130	10.240807	-1.22%	0
2013	10.334073	10.367130	0.32%	0
2012	9.849740	10.334073	4.92%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	22.265716	19.388554	-12.92%	794
2017	19.540224	22.265716	13.95%	749
2016	18.528381	19.540224	5.46%	503
2015	19.185851	18.528381	-3.43%	505
2014	17.715198	19.185851	8.30%	513
2013	13.861733	17.715198	27.80%	0
2012	12.422117	13.861733	11.59%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	21.232847	19.621218	-7.59%	1,771
2017	17.292701	21.232847	22.79%	522
2016	18.087185	17.292701	-4.39%	529
2015	17.741865	18.087185	1.95%	517
2014	17.823535	17.741865	-0.46%	549
2013	15.161535	17.823535	17.56%	0
2012	13.025824	15.161535	16.40%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.629207	9.638363	0.10%	0
2017	9.708681	9.629207	-0.82%	0
2016	9.833524	9.708681	-1.27%	0
2015	9.971159	9.833524	-1.38%	0
2014	10.110714	9.971159	-1.38%	0
2013	10.252220	10.110714	-1.38%	0
2012	10.396105	10.252220	-1.38%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	27.182253	27.411516	0.84%	2,523
2017	21.313687	27.182253	27.53%	1,754
2016	21.354053	21.313687	-0.19%	1,153
2015	20.208553	21.354053	5.67%	1,171
2014	18.330421	20.208553	10.25%	0
2013	13.623583	18.330421	34.55%	0
2012	12.255566	13.623583	11.16%	0
19

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	22.543077	21.755707	-3.49%	3,248
2017	21.430982	22.543077	5.19%	4,435
2016	18.706446	21.430982	14.56%	4,379
2015	20.292063	18.706446	-7.81%	4,549
2014	20.195516	20.292063	0.48%	1,937
2013	18.536068	20.195516	8.95%	0
2012	15.846009	18.536068	16.98%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	20.572717	16.670015	-18.97%	3,149
2017	16.941095	20.572717	21.44%	2,885
2016	16.996851	16.941095	-0.33%	3,075
2015	17.401339	16.996851	-2.32%	2,961
2014	17.397337	17.401339	0.02%	548
2013	14.125283	17.397337	23.16%	0
2012	12.641535	14.125283	11.74%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	10.066327	10.002123	-0.64%	3,196
2017	10.067719	10.066327	-0.01%	0
2016	10.015885	10.067719	0.52%	0
2015	10.070303	10.015885	-0.54%	0
2014	10.114675	10.070303	-0.44%	0
2013	10.313766	10.114675	-1.93%	0
2012	10.119360	10.313766	1.92%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	28.900955	28.477461	-1.47%	1,397
2017	23.097708	28.900955	25.12%	1,493
2016	22.074757	23.097708	4.63%	1,227
2015	23.761658	22.074757	-7.10%	1,252
2014	22.340925	23.761658	6.36%	889
2013	17.437595	22.340925	28.12%	0
2012	15.573917	17.437595	11.97%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.835866	8.201337	-24.31%	294
2017	10.672471	10.835866	1.53%	310
2016	8.742070	10.672471	22.08%	325
2015	11.424981	8.742070	-23.48%	346
2014	13.324367	11.424981	-14.25%	366
2013	12.535592	13.324367	6.29%	0
2012	12.478898	12.535592	0.45%	0
20

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	17.067848	16.109683	-5.61%	7,042
2017	14.444394	17.067848	18.16%	7,042
2016	13.977386	14.444394	3.34%	7,042
2015	14.127966	13.977386	-1.07%	7,042
2014	13.664683	14.127966	3.39%	7,042
2013	10.901188	13.664683	25.35%	0
2012	9.855471	10.901188	10.61%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.979396	13.517028	-3.31%	98,193
2017	12.829078	13.979396	8.97%	92,753
2016	12.651135	12.829078	1.41%	84,177
2015	12.773212	12.651135	-0.96%	74,550
2014	12.529701	12.773212	1.94%	10,192
2013	11.074540	12.529701	13.14%	10,516
2012	10.502260	11.074540	5.45%	9,764
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	12.118235	11.469478	-5.35%	1,562,928
2017	10.799537	12.118235	12.21%	1,267,993
2016	10.757440	10.799537	0.39%	990,514
2015	10.956937	10.757440	-1.82%	824,434
2014	10.710833	10.956937	2.30%	524,056
2013*	10.000000	10.710833	7.11%	103,377
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	15.236436	14.435760	-5.26%	32,310
2017	13.472324	15.236436	13.09%	33,482
2016	13.182568	13.472324	2.20%	40,747
2015	13.327293	13.182568	-1.09%	41,362
2014	12.967147	13.327293	2.78%	46,613
2013	10.883752	12.967147	19.14%	52,985
2012	10.078101	10.883752	7.99%	26,062
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.464148	11.704719	-6.09%	0
2017	10.925629	12.464148	14.08%	0
2016	10.824933	10.925629	0.93%	0
2015	11.056810	10.824933	-2.10%	0
2014	10.792265	11.056810	2.45%	0
2013*	10.000000	10.792265	7.92%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	16.407811	15.415396	-6.05%	0
2017	14.256574	16.407811	15.09%	0
2016	13.833372	14.256574	3.06%	0
2015	14.021405	13.833372	-1.34%	0
2014	13.593356	14.021405	3.15%	0
2013	11.134620	13.593356	22.08%	0
2012	10.190924	11.134620	9.26%	0
21

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.611900	11.116547	-4.27%	180,355
2017	10.529135	11.611900	10.28%	170,452
2016	10.551015	10.529135	-0.21%	117,576
2015	10.756587	10.551015	-1.91%	87,840
2014	10.585386	10.756587	1.62%	5,506
2013*	10.000000	10.585386	5.85%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.822505	14.224139	-4.04%	51,929
2017	13.330550	14.822505	11.19%	53,116
2016	13.112770	13.330550	1.66%	54,130
2015	13.255432	13.112770	-1.08%	54,908
2014	12.941673	13.255432	2.42%	55,676
2013	11.150865	12.941673	16.06%	66,889
2012	10.432129	11.150865	6.89%	15,767
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	38.064225	35.563621	-6.57%	2,067
2017	29.218866	38.064225	30.27%	2,145
2016	29.182558	29.218866	0.12%	1,868
2015	30.474481	29.182558	-4.24%	1,830
2014	30.033078	30.474481	1.47%	850
2013	19.476867	30.033078	54.20%	0
2012	15.453305	19.476867	26.04%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	23.732276	22.094214	-6.90%	441
2017	22.838147	23.732276	3.92%	419
2016	22.213811	22.838147	2.81%	385
2015	21.500706	22.213811	3.32%	391
2014	16.752237	21.500706	28.35%	0
2013	16.800233	16.752237	-0.29%	0
2012	14.474764	16.800233	16.07%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	25.866624	22.827898	-11.75%	1,097
2017	23.066673	25.866624	12.14%	616
2016	18.151395	23.066673	27.08%	637
2015	19.498190	18.151395	-6.91%	692
2014	18.473298	19.498190	5.55%	0
2013	14.031015	18.473298	31.66%	0
2012	11.995535	14.031015	16.97%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	22.329669	21.109483	-5.46%	1,684
2017	18.393634	22.329669	21.40%	508
2016	18.125726	18.393634	1.48%	534
2015	18.043429	18.125726	0.46%	569
2014	18.012516	18.043429	0.17%	601
2013	12.742790	18.012516	41.35%	0
2012	12.289453	12.742790	3.69%	0
22

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	22.068402	20.183265	-8.54%	2,514
2017	19.895046	22.068402	10.92%	1,911
2016	18.154385	19.895046	9.59%	2,003
2015	19.162387	18.154385	-5.26%	1,959
2014	17.517362	19.162387	9.39%	0
2013	13.127247	17.517362	33.44%	0
2012	11.199499	13.127247	17.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	15.085285	13.555941	-10.14%	9,360
2017	12.918113	15.085285	16.78%	9,395
2016	11.967932	12.918113	7.94%	9,436
2015	12.260240	11.967932	-2.38%	9,429
2014	11.843863	12.260240	3.52%	9,471
2013	9.439861	11.843863	25.47%	1,435
2012	8.260516	9.439861	14.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.465153	16.384258	-6.19%	107,776
2017	15.938376	17.465153	9.58%	101,764
2016	15.205699	15.938376	4.82%	101,770
2015	15.448431	15.205699	-1.57%	56,246
2014	14.980860	15.448431	3.12%	21,050
2013	13.395360	14.980860	11.84%	2,424
2012	12.420224	13.395360	7.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.814777	19.193874	-7.79%	0
2017	18.386678	20.814777	13.21%	0
2016	17.307540	18.386678	6.24%	0
2015	17.647147	17.307540	-1.92%	0
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.488050	12.090244	-3.19%	1,623
2017	11.983867	12.488050	4.21%	1,648
2016	11.656558	11.983867	2.81%	1,670
2015	11.790854	11.656558	-1.14%	32,166
2014	11.510473	11.790854	2.44%	0
2013	11.135853	11.510473	3.36%	0
2012	10.738568	11.135853	3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.033298	11.196489	-6.95%	107,991
2017	10.702074	12.033298	12.44%	86,230
2016	10.267575	10.702074	4.23%	87,540
2015	10.762189	10.267575	-4.60%	69,805
2014	10.653372	10.762189	1.02%	33,376
2013*	10.000000	10.653372	6.53%	0
23

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.410534	11.495033	-7.38%	692,979
2017	10.760883	12.410534	15.33%	650,409
2016	10.203997	10.760883	5.46%	589,732
2015	10.775041	10.203997	-5.30%	408,617
2014	10.741803	10.775041	0.31%	302,000
2013*	10.000000	10.741803	7.42%	89,249
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	14.462298	13.448823	-7.01%	0
2017	12.988112	14.462298	11.35%	0
2016	12.293874	12.988112	5.65%	0
2015	12.510303	12.293874	-1.73%	0
2014	12.062942	12.510303	3.71%	0
2013	10.489983	12.062942	14.99%	0
2012	9.601196	10.489983	9.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.961202	13.610852	-9.03%	0
2017	13.004110	14.961202	15.05%	0
2016	12.157144	13.004110	6.97%	0
2015	12.420412	12.157144	-2.12%	0
2014	12.001828	12.420412	3.49%	0
2013	9.946428	12.001828	20.66%	0
2012	8.867759	9.946428	12.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.651995	12.957517	-5.09%	2,854
2017	12.677532	13.651995	7.69%	2,891
2016	12.163369	12.677532	4.23%	2,805
2015	12.339855	12.163369	-1.43%	0
2014	11.948756	12.339855	3.27%	0
2013	10.967378	11.948756	8.95%	0
2012	10.295704	10.967378	6.52%	0
24

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	27.019415	25.177265	-6.82%	81,718
2017	23.180103	27.019415	16.56%	104,373
2016	24.140197	23.180103	-3.98%	111,661
2015	26.726135	24.140197	-9.68%	114,839
2014	28.626659	26.726135	-6.64%	94,294
2013	23.213678	28.626659	23.32%	55,242
2012	19.765712	23.213678	17.44%	4,839
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	20.966099	19.990998	-4.65%	105,606
2017	19.101959	20.966099	9.76%	119,027
2016	18.996774	19.101959	0.55%	111,125
2015	19.339195	18.996774	-1.77%	88,705
2014	18.241954	19.339195	6.01%	67,507
2013	14.964110	18.241954	21.90%	42,552
2012	13.588783	14.964110	10.12%	7,167
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	27.713807	26.077781	-5.90%	202,376
2017	23.287406	27.713807	19.01%	230,604
2016	22.777611	23.287406	2.24%	225,388
2015	23.274264	22.777611	-2.13%	207,886
2014	21.532707	23.274264	8.09%	157,620
2013	16.365389	21.532707	31.57%	66,779
2012	14.002024	16.365389	16.88%	3,526
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	13.395857	12.949331	-3.33%	120,933
2017	13.067783	13.395857	2.51%	112,721
2016	12.745410	13.067783	2.53%	105,513
2015	12.907027	12.745410	-1.25%	76,384
2014	12.552525	12.907027	2.82%	56,021
2013	13.009148	12.552525	-3.51%	23,960
2012	12.479705	13.009148	4.24%	2,281
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.572854	6.861930	-35.10%	31,824
2017	12.280788	10.572854	-13.91%	51,206
2016	9.261143	12.280788	32.61%	41,125
2015	12.070428	9.261143	-23.27%	36,576
2014	13.694481	12.070428	-11.86%	22,350
2013	10.876792	13.694481	25.91%	7,272
2012	10.887452	10.876792	-0.10%	709
25

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.629877	10.456351	-1.63%	65,579
2017	10.344368	10.629877	2.76%	57,081
2016	9.806123	10.344368	5.49%	57,468
2015	10.221787	9.806123	-4.07%	60,738
2014	10.353117	10.221787	-1.27%	74,142
2013	10.325349	10.353117	0.27%	60,596
2012	9.846420	10.325349	4.86%	5,838
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	22.110053	19.243179	-12.97%	14,996
2017	19.413436	22.110053	13.89%	28,730
2016	18.417471	19.413436	5.41%	29,351
2015	19.080682	18.417471	-3.48%	19,872
2014	17.627038	19.080682	8.25%	13,367
2013	13.799741	17.627038	27.73%	11,114
2012	12.372862	13.799741	11.53%	5,616
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	21.084492	19.474172	-7.64%	31,462
2017	17.180559	21.084492	22.72%	31,169
2016	17.978995	17.180559	-4.44%	28,008
2015	17.644690	17.978995	1.89%	23,713
2014	17.734911	17.644690	-0.51%	21,528
2013	15.093792	17.734911	17.50%	12,157
2012	12.974216	15.093792	16.34%	2,566
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.561107	9.565316	0.04%	3,222
2017	9.644892	9.561107	-0.87%	181
2016	9.773864	9.644892	-1.32%	163
2015	9.915691	9.773864	-1.43%	9,642
2014	10.059568	9.915691	-1.43%	9,635
2013	10.205538	10.059568	-1.43%	140
2012	10.354028	10.205538	-1.43%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	26.992329	27.206095	0.79%	115,621
2017	21.175470	26.992329	27.47%	155,957
2016	21.226308	21.175470	-0.24%	137,827
2015	20.097851	21.226308	5.61%	131,811
2014	18.239259	20.097851	10.19%	95,105
2013	13.562707	18.239259	34.48%	52,823
2012	12.207000	13.562707	11.11%	5,331
26

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	22.385543	21.592653	-3.54%	128,018
2017	21.291983	22.385543	5.14%	134,773
2016	18.594523	21.291983	14.51%	133,739
2015	20.180901	18.594523	-7.86%	127,721
2014	20.095075	20.180901	0.43%	96,349
2013	18.453221	20.095075	8.90%	55,990
2012	15.783198	18.453221	16.92%	2,787
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	20.428887	16.545013	-19.01%	50,258
2017	16.831163	20.428887	21.38%	54,601
2016	16.895097	16.831163	-0.38%	55,182
2015	17.305949	16.895097	-2.37%	40,271
2014	17.310756	17.305949	-0.03%	27,231
2013	14.062116	17.310756	23.10%	17,111
2012	12.591407	14.062116	11.68%	4,851
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	10.032371	9.963295	-0.69%	88,987
2017	10.038831	10.032371	-0.06%	33,672
2016	9.992215	10.038831	0.47%	36,675
2015	10.051594	9.992215	-0.59%	30,640
2014	10.101008	10.051594	-0.49%	27,865
2013	10.305056	10.101008	-1.98%	23,316
2012	10.115957	10.305056	1.87%	3,112
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	28.717162	28.281930	-1.52%	39,755
2017	22.962421	28.717162	25.06%	43,598
2016	21.956563	22.962421	4.58%	42,685
2015	23.646416	21.956563	-7.15%	32,668
2014	22.243862	23.646416	6.31%	19,393
2013	17.370636	22.243862	28.05%	10,329
2012	15.522004	17.370636	11.91%	1,702
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.766921	8.144996	-24.35%	21,811
2017	10.609922	10.766921	1.48%	40,051
2016	8.695233	10.609922	22.02%	35,520
2015	11.369552	8.695233	-23.52%	26,516
2014	13.266454	11.369552	-14.30%	19,352
2013	12.487431	13.266454	6.24%	15,224
2012	12.437288	12.487431	0.40%	2,154
27

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	16.982951	16.021375	-5.66%	61,030
2017	14.379818	16.982951	18.10%	78,708
2016	13.921940	14.379818	3.29%	75,255
2015	14.079055	13.921940	-1.12%	76,495
2014	13.624275	14.079055	3.34%	49,699
2013	10.874464	13.624275	25.29%	21,930
2012	9.836313	10.874464	10.55%	618
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.909836	13.442912	-3.36%	46,219
2017	12.771700	13.909836	8.91%	31,385
2016	12.600924	12.771700	1.36%	28,751
2015	12.728982	12.600924	-1.01%	27,728
2014	12.492657	12.728982	1.89%	25,100
2013	11.047406	12.492657	13.08%	20,412
2012	10.481855	11.047406	5.40%	9,710
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	12.091340	11.438188	-5.40%	1,614,566
2017	10.781021	12.091340	12.15%	1,501,757
2016	10.744433	10.781021	0.34%	1,443,179
2015	10.949235	10.744433	-1.87%	1,203,260
2014	10.708732	10.949235	2.25%	705,964
2013*	10.000000	10.708732	7.09%	191,825
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	15.160663	14.356648	-5.30%	656,892
2017	13.412099	15.160663	13.04%	686,575
2016	13.130271	13.412099	2.15%	704,894
2015	13.281162	13.130271	-1.14%	709,885
2014	12.928824	13.281162	2.73%	668,576
2013	10.857079	12.928824	19.08%	644,256
2012	10.058519	10.857079	7.94%	244,659
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.436499	11.672804	-6.14%	50,095
2017	10.906900	12.436499	14.02%	47,219
2016	10.811841	10.906900	0.88%	49,029
2015	11.049045	10.811841	-2.15%	50,195
2014	10.790149	11.049045	2.40%	30,405
2013*	10.000000	10.790149	7.90%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	16.326200	15.330895	-6.10%	145,326
2017	14.192836	16.326200	15.03%	146,382
2016	13.778506	14.192836	3.01%	141,642
2015	13.972879	13.778506	-1.39%	140,931
2014	13.553172	13.972879	3.10%	67,762
2013	11.107335	13.553172	22.02%	64,280
2012	10.171115	11.107335	9.20%	14,841
28

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.586125	11.086217	-4.31%	278,121
2017	10.511079	11.586125	10.23%	196,940
2016	10.538256	10.511079	-0.26%	147,826
2015	10.749035	10.538256	-1.96%	128,404
2014	10.583317	10.749035	1.57%	84,757
2013*	10.000000	10.583317	5.83%	20,933
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.748801	14.146187	-4.09%	233,008
2017	13.270967	14.748801	11.14%	225,543
2016	13.060765	13.270967	1.61%	223,556
2015	13.209564	13.060765	-1.13%	224,558
2014	12.903431	13.209564	2.37%	202,714
2013	11.123547	12.903431	16.00%	199,110
2012	10.411866	11.123547	6.84%	38,299
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	37.798286	35.297130	-6.62%	135,160
2017	29.029386	37.798286	30.21%	133,177
2016	29.007984	29.029386	0.07%	137,337
2015	30.307555	29.007984	-4.29%	130,860
2014	29.883728	30.307555	1.42%	91,328
2013	19.389836	29.883728	54.12%	36,325
2012	15.392064	19.389836	25.97%	4,589
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	23.571424	21.933266	-6.95%	31,077
2017	22.694818	23.571424	3.86%	34,396
2016	22.085557	22.694818	2.76%	32,823
2015	21.387408	22.085557	3.26%	27,297
2014	16.672403	21.387408	28.28%	20,951
2013	16.728664	16.672403	-0.34%	17,091
2012	14.420424	16.728664	16.01%	3,407
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	25.685777	22.656720	-11.79%	19,891
2017	22.916994	25.685777	12.08%	18,388
2016	18.042728	22.916994	27.02%	17,370
2015	19.391291	18.042728	-6.95%	15,163
2014	18.381327	19.391291	5.49%	11,272
2013	13.968239	18.381327	31.59%	5,406
2012	11.947943	13.968239	16.91%	556
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	22.173580	20.951228	-5.51%	122,660
2017	18.274302	22.173580	21.34%	87,283
2016	18.017235	18.274302	1.43%	84,671
2015	17.944531	18.017235	0.41%	84,131
2014	17.922879	17.944531	0.12%	67,907
2013	12.685802	17.922879	41.28%	36,703
2012	12.240720	12.685802	3.64%	1,362
29

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	21.914198	20.032009	-8.59%	48,021
2017	19.766022	21.914198	10.87%	53,418
2016	18.045774	19.766022	9.53%	52,222
2015	19.057415	18.045774	-5.31%	51,023
2014	17.430242	19.057415	9.34%	51,442
2013	13.068579	17.430242	33.38%	44,139
2012	11.155112	13.068579	17.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	15.003948	13.475976	-10.18%	2,179
2017	12.854961	15.003948	16.72%	1,329
2016	11.915444	12.854961	7.88%	1,344
2015	12.212655	11.915444	-2.43%	0
2014	11.803884	12.212655	3.46%	0
2013	9.412764	11.803884	25.40%	0
2012	8.240986	9.412764	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.388594	16.304116	-6.24%	118,206
2017	15.876536	17.388594	9.52%	99,234
2016	15.154373	15.876536	4.77%	83,326
2015	15.404099	15.154373	-1.62%	27,238
2014	14.945458	15.404099	3.07%	23,641
2013	13.370475	14.945458	11.78%	21,627
2012	12.403452	13.370475	7.80%	6,559
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.723547	19.099990	-7.83%	72,074
2017	18.315344	20.723547	13.15%	72,909
2016	17.249119	18.315344	6.18%	71,357
2015	17.596506	17.249119	-1.97%	4,155
2014	16.970892	17.596506	3.69%	4,186
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.420721	12.018925	-3.23%	25,208
2017	11.925291	12.420721	4.15%	19,201
2016	11.605453	11.925291	2.76%	19,293
2015	11.745100	11.605453	-1.19%	19,610
2014	11.471621	11.745100	2.38%	18,136
2013	11.103894	11.471621	3.31%	0
2012	10.713198	11.103894	3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.004894	11.164367	-7.00%	95,441
2017	10.682212	12.004894	12.38%	96,478
2016	10.253697	10.682212	4.18%	74,745
2015	10.753096	10.253697	-4.64%	74,230
2014	10.649769	10.753096	0.97%	29,436
2013*	10.000000	10.649769	6.50%	12,079
30

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.381191	11.462008	-7.42%	279,967
2017	10.740875	12.381191	15.27%	275,076
2016	10.190180	10.740875	5.40%	244,718
2015	10.765919	10.190180	-5.35%	211,565
2014	10.738158	10.765919	0.26%	113,346
2013*	10.000000	10.738158	7.38%	61,824
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	14.384299	13.369459	-7.06%	10,812
2017	12.924598	14.384299	11.29%	6,744
2016	12.239939	12.924598	5.59%	5,202
2015	12.461744	12.239939	-1.78%	3,114
2014	12.022210	12.461744	3.66%	3,114
2013	10.459857	12.022210	14.94%	3,114
2012	9.578494	10.459857	9.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.880528	13.530557	-9.07%	1,953
2017	12.940530	14.880528	14.99%	1,090
2016	12.103825	12.940530	6.91%	830
2015	12.372212	12.103825	-2.17%	0
2014	11.961318	12.372212	3.44%	0
2013	9.917883	11.961318	20.60%	0
2012	8.846802	9.917883	12.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.578331	12.881029	-5.14%	25,206
2017	12.615509	13.578331	7.63%	23,523
2016	12.109988	12.615509	4.17%	23,642
2015	12.291919	12.109988	-1.48%	24,047
2014	11.908384	12.291919	3.22%	20,729
2013	10.935865	11.908384	8.89%	830
2012	10.271345	10.935865	6.47%	0
31

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	26.642840	24.801025	-6.91%	32,659
2017	22.880174	26.642840	16.45%	31,847
2016	23.851990	22.880174	-4.07%	31,362
2015	26.433897	23.851990	-9.77%	32,308
2014	28.342424	26.433897	-6.73%	30,035
2013	23.006518	28.342424	23.19%	22,560
2012	19.609258	23.006518	17.32%	4,404
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	20.673833	19.692204	-4.75%	46,657
2017	18.854746	20.673833	9.65%	30,713
2016	18.769920	18.854746	0.45%	28,331
2015	19.127654	18.769920	-1.87%	25,644
2014	18.060734	19.127654	5.91%	17,124
2013	14.830504	18.060734	21.78%	9,261
2012	13.481162	14.830504	10.01%	4,036
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	27.327495	25.688021	-6.00%	77,262
2017	22.986043	27.327495	18.89%	69,183
2016	22.505629	22.986043	2.13%	68,384
2015	23.019716	22.505629	-2.23%	70,744
2014	21.318833	23.019716	7.98%	57,900
2013	16.219284	21.318833	31.44%	37,609
2012	13.891147	16.219284	16.76%	18,414
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	13.209166	12.755841	-3.43%	24,195
2017	12.898716	13.209166	2.41%	44,467
2016	12.593257	12.898716	2.43%	43,387
2015	12.765907	12.593257	-1.35%	10,575
2014	12.427899	12.765907	2.72%	8,759
2013	12.893064	12.427899	-3.61%	4,077
2012	12.380937	12.893064	4.14%	1,722
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.448319	6.774172	-35.16%	31,322
2017	12.148443	10.448319	-13.99%	33,022
2016	9.170620	12.148443	32.47%	35,149
2015	11.964611	9.170620	-23.35%	38,429
2014	13.588234	11.964611	-11.95%	30,500
2013	10.803363	13.588234	25.78%	12,768
2012	10.824965	10.803363	-0.20%	1,830
32

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.558256	10.375299	-1.73%	10,456
2017	10.285079	10.558256	2.66%	10,484
2016	9.759788	10.285079	5.38%	11,293
2015	10.183830	9.759788	-4.16%	10,656
2014	10.325141	10.183830	-1.37%	10,341
2013	10.307905	10.325141	0.17%	4,531
2012	9.839798	10.307905	4.76%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	21.801901	18.955600	-13.06%	11,495
2017	19.162237	21.801901	13.78%	10,198
2016	18.197575	19.162237	5.30%	10,582
2015	18.872020	18.197575	-3.57%	9,761
2014	17.451971	18.872020	8.14%	7,864
2013	13.676551	17.451971	27.61%	2,015
2012	12.274887	13.676551	11.42%	2,150
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	20.790539	19.183066	-7.73%	11,057
2017	16.958178	20.790539	22.60%	10,725
2016	17.764254	16.958178	-4.54%	11,575
2015	17.451646	17.764254	1.79%	10,186
2014	17.558693	17.451646	-0.61%	8,591
2013	14.958996	17.558693	17.38%	3,432
2012	12.871437	14.958996	16.22%	2,908
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.426227	9.420769	-0.06%	5,647
2017	9.518465	9.426227	-0.97%	6,028
2016	9.655509	9.518465	-1.42%	8,928
2015	9.805565	9.655509	-1.53%	6,786
2014	9.957947	9.805565	-1.53%	0
2013	10.112701	9.957947	-1.53%	0
2012	10.270293	10.112701	-1.53%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	26.616100	26.799507	0.69%	67,049
2017	20.901439	26.616100	27.34%	51,189
2016	20.972835	20.901439	-0.34%	48,265
2015	19.878026	20.972835	5.51%	51,178
2014	18.058082	19.878026	10.08%	44,368
2013	13.441612	18.058082	34.34%	24,988
2012	12.110323	13.441612	10.99%	19,573
33

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	22.073605	21.270041	-3.64%	42,735
2017	21.016545	22.073605	5.03%	41,484
2016	18.372556	21.016545	14.39%	41,591
2015	19.960250	18.372556	-7.95%	41,419
2014	19.895541	19.960250	0.33%	36,269
2013	18.288539	19.895541	8.79%	20,673
2012	15.658270	18.288539	16.80%	1,395
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	20.144131	16.297724	-19.09%	24,083
2017	16.613343	20.144131	21.25%	22,651
2016	16.693349	16.613343	-0.48%	23,430
2015	17.116676	16.693349	-2.47%	20,197
2014	17.138817	17.116676	-0.13%	18,079
2013	13.936569	17.138817	22.98%	12,881
2012	12.491691	13.936569	11.57%	13,694
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.964759	9.886062	-0.79%	10,332
2017	9.981274	9.964759	-0.17%	9,929
2016	9.944984	9.981274	0.36%	10,608
2015	10.014251	9.944984	-0.69%	11,431
2014	10.073701	10.014251	-0.59%	8,963
2013	10.287642	10.073701	-2.08%	6,212
2012	10.109149	10.287642	1.77%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	28.352777	27.894563	-1.62%	41,735
2017	22.694004	28.352777	24.94%	33,541
2016	21.721890	22.694004	4.48%	30,940
2015	23.417464	21.721890	-7.24%	30,005
2014	22.050877	23.417464	6.20%	26,975
2013	17.237411	22.050877	27.92%	16,902
2012	15.418643	17.237411	11.80%	7,168
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.630219	8.033367	-24.43%	7,312
2017	10.485823	10.630219	1.38%	7,181
2016	8.602237	10.485823	21.90%	10,098
2015	11.259404	8.602237	-23.60%	10,570
2014	13.151303	11.259404	-14.39%	9,109
2013	12.391620	13.151303	6.13%	2,606
2012	12.354431	12.391620	0.30%	1,213
34

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	16.814292	15.846064	-5.76%	38,172
2017	14.251422	16.814292	17.98%	38,523
2016	13.811606	14.251422	3.18%	38,657
2015	13.981670	13.811606	-1.22%	38,764
2014	13.543786	13.981670	3.23%	10,850
2013	10.821184	13.543786	25.16%	7,137
2012	9.798091	10.821184	10.44%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.771725	13.295841	-3.46%	28,942
2017	12.657690	13.771725	8.80%	29,333
2016	12.501091	12.657690	1.25%	29,574
2015	12.640955	12.501091	-1.11%	30,112
2014	12.418858	12.640955	1.79%	14,977
2013	10.993295	12.418858	12.97%	15,230
2012	10.441137	10.993295	5.29%	5,150
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	12.037710	11.375836	-5.50%	533,196
2017	10.744058	12.037710	12.04%	467,268
2016	10.718432	10.744058	0.24%	427,357
2015	10.933840	10.718432	-1.97%	352,984
2014	10.704542	10.933840	2.14%	210,482
2013*	10.000000	10.704542	7.05%	81,174
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	15.010133	14.199591	-5.40%	173,905
2017	13.292366	15.010133	12.92%	176,131
2016	13.026234	13.292366	2.04%	180,742
2015	13.189312	13.026234	-1.24%	173,174
2014	12.852447	13.189312	2.62%	136,540
2013	10.803901	12.852447	18.96%	120,110
2012	10.019447	10.803901	7.83%	26,198
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.381309	11.609132	-6.24%	7,473
2017	10.869493	12.381309	13.91%	7,473
2016	10.785671	10.869493	0.78%	7,473
2015	11.033500	10.785671	-2.25%	7,473
2014	10.785922	11.033500	2.30%	7,473
2013*	10.000000	10.785922	7.86%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	16.164099	15.163186	-6.19%	27,127
2017	14.066146	16.164099	14.91%	13,563
2016	13.669335	14.066146	2.90%	13,675
2015	13.876256	13.669335	-1.49%	3,738
2014	13.473128	13.876256	2.99%	0
2013	11.052945	13.473128	21.90%	0
2012	10.131608	11.052945	9.09%	0
35

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.534719	11.025759	-4.41%	17,504
2017	10.475039	11.534719	10.12%	39,633
2016	10.512762	10.475039	-0.36%	91,410
2015	10.733925	10.512762	-2.06%	90,247
2014	10.579171	10.733925	1.46%	14,052
2013*	10.000000	10.579171	5.79%	12,019
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.602331	13.991413	-4.18%	15,991
2017	13.152476	14.602331	11.02%	31,283
2016	12.957262	13.152476	1.51%	31,334
2015	13.118201	12.957262	-1.23%	15,088
2014	12.827217	13.118201	2.27%	12,182
2013	11.069075	12.827217	15.88%	12,207
2012	10.371427	11.069075	6.73%	12,233
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	37.271266	34.769455	-6.71%	57,579
2017	28.653605	37.271266	30.08%	46,023
2016	28.661494	28.653605	-0.03%	44,429
2015	29.975968	28.661494	-4.39%	47,334
2014	29.586806	29.975968	1.32%	40,241
2013	19.216639	29.586806	53.96%	21,329
2012	15.270105	19.216639	25.84%	4,362
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	23.252769	21.614672	-7.04%	11,515
2017	22.410688	23.252769	3.76%	11,616
2016	21.831122	22.410688	2.65%	12,204
2015	21.162487	21.831122	3.16%	10,404
2014	16.513804	21.162487	28.15%	9,746
2013	16.586365	16.513804	-0.44%	4,207
2012	14.312311	16.586365	15.89%	3,223
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	25.327663	22.318020	-11.88%	2,951
2017	22.620372	25.327663	11.97%	3,147
2016	17.827225	22.620372	26.89%	3,267
2015	19.179150	17.827225	-7.05%	2,681
2014	18.198716	19.179150	5.39%	2,379
2013	13.843507	18.198716	31.46%	447
2012	11.853305	13.843507	16.79%	139
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	21.864497	20.638089	-5.61%	54,952
2017	18.037809	21.864497	21.21%	28,196
2016	17.802077	18.037809	1.32%	26,600
2015	17.748255	17.802077	0.30%	26,686
2014	17.744857	17.748255	0.02%	20,764
2013	12.572544	17.744857	41.14%	11,391
2012	12.143784	12.572544	3.53%	2,747
36

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	21.608673	19.732563	-8.68%	15,702
2017	19.510173	21.608673	10.76%	10,791
2016	17.830236	19.510173	9.42%	13,874
2015	18.848925	17.830236	-5.40%	19,865
2014	17.257066	18.848925	9.22%	19,951
2013	12.951866	17.257066	33.24%	7,786
2012	11.066744	12.951866	17.03%	387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	14.842363	13.317225	-10.28%	0
2017	12.729391	14.842363	16.60%	0
2016	11.811000	12.729391	7.78%	0
2015	12.117913	11.811000	-2.53%	0
2014	11.724203	12.117913	3.36%	0
2013	9.358717	11.724203	25.28%	0
2012	8.202013	9.358717	14.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.236395	16.144913	-6.33%	17,459
2017	15.753493	17.236395	9.41%	19,257
2016	15.052157	15.753493	4.66%	19,407
2015	15.315747	15.052157	-1.72%	13,786
2014	14.874829	15.315747	2.96%	7,076
2013	13.320802	14.874829	11.67%	0
2012	12.369957	13.320802	7.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.542159	18.913496	-7.93%	0
2017	18.173412	20.542159	13.03%	0
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.286977	11.877371	-3.33%	518
2017	11.808824	12.286977	4.05%	525
2016	11.503747	11.808824	2.65%	532
2015	11.654016	11.503747	-1.29%	539
2014	11.394224	11.654016	2.28%	0
2013	11.040180	11.394224	3.21%	0
2012	10.662562	11.040180	3.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.948195	11.100294	-7.10%	35,372
2017	10.642523	11.948195	12.27%	34,881
2016	10.225951	10.642523	4.07%	35,430
2015	10.734898	10.225951	-4.74%	29,011
2014	10.642548	10.734898	0.87%	11,942
2013*	10.000000	10.642548	6.43%	0
37

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.322727	11.396248	-7.52%	98,514
2017	10.700974	12.322727	15.16%	83,997
2016	10.162604	10.700974	5.30%	85,580
2015	10.747688	10.162604	-5.44%	37,923
2014	10.730869	10.747688	0.16%	11,262
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	14.229427	13.212015	-7.15%	0
2017	12.798387	14.229427	11.18%	0
2016	12.132692	12.798387	5.49%	0
2015	12.365100	12.132692	-1.88%	0
2014	11.941096	12.365100	3.55%	0
2013	10.399843	11.941096	14.82%	0
2012	9.533233	10.399843	9.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.720265	13.371160	-9.16%	0
2017	12.814121	14.720265	14.88%	0
2016	11.997721	12.814121	6.80%	0
2015	12.276219	11.997721	-2.27%	0
2014	11.880578	12.276219	3.33%	0
2013	9.860931	11.880578	20.48%	0
2012	8.804956	9.860931	11.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.432148	12.729349	-5.23%	4,025
2017	12.492327	13.432148	7.52%	4,064
2016	12.003898	12.492327	4.07%	3,953
2015	12.196627	12.003898	-1.58%	4,055
2014	11.828065	12.196627	3.12%	4,220
2013	10.873134	11.828065	8.78%	0
2012	10.222821	10.873134	6.36%	0
38

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	26.456365	24.614854	-6.96%	92,704
2017	22.731545	26.456365	16.39%	93,322
2016	23.709048	22.731545	-4.12%	92,543
2015	26.288846	23.709048	-9.81%	92,471
2014	28.201230	26.288846	-6.78%	69,458
2013	22.903534	28.201230	23.13%	42,568
2012	19.531415	22.903534	17.27%	4,779
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	20.529133	19.544389	-4.80%	68,906
2017	18.732270	20.529133	9.59%	75,269
2016	18.657450	18.732270	0.40%	68,442
2015	19.022708	18.657450	-1.92%	63,279
2014	17.970769	19.022708	5.85%	44,491
2013	14.764116	17.970769	21.72%	50,196
2012	13.427649	14.764116	9.95%	37,399
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	27.136250	25.495209	-6.05%	83,933
2017	22.836744	27.136250	18.83%	88,975
2016	22.370781	22.836744	2.08%	83,774
2015	22.893415	22.370781	-2.28%	82,043
2014	21.212649	22.893415	7.92%	67,288
2013	16.146696	21.212649	31.37%	35,979
2012	13.836018	16.146696	16.70%	3,149
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	13.116669	12.660045	-3.48%	85,832
2017	12.814891	13.116669	2.35%	79,845
2016	12.517759	12.814891	2.37%	79,795
2015	12.695818	12.517759	-1.40%	76,421
2014	12.365937	12.695818	2.67%	62,142
2013	12.835306	12.365937	-3.66%	30,863
2012	12.331752	12.835306	4.08%	7,488
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.386537	6.730673	-35.20%	37,713
2017	12.082734	10.386537	-14.04%	36,655
2016	9.125643	12.082734	32.40%	32,474
2015	11.911999	9.125643	-23.39%	21,372
2014	13.535373	11.911999	-11.99%	9,185
2013	10.766806	13.535373	25.71%	1,543
2012	10.793830	10.766806	-0.25%	0
39

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.522613	10.334992	-1.78%	17,626
2017	10.255548	10.522613	2.60%	15,420
2016	9.736684	10.255548	5.33%	16,153
2015	10.164886	9.736684	-4.21%	22,249
2014	10.311178	10.164886	-1.42%	16,249
2013	10.299194	10.311178	0.12%	13,288
2012	9.836485	10.299194	4.70%	394
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	21.649295	18.813294	-13.10%	25,459
2017	19.037747	21.649295	13.72%	22,785
2016	18.088516	19.037747	5.25%	24,408
2015	18.768453	18.088516	-3.62%	22,037
2014	17.365025	18.768453	8.08%	12,157
2013	13.615323	17.365025	27.54%	661
2012	12.226153	13.615323	11.36%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	20.645035	19.039079	-7.78%	46,858
2017	16.848018	20.645035	22.54%	48,432
2016	17.657807	16.848018	-4.59%	44,657
2015	17.355897	17.657807	1.74%	30,073
2014	17.471243	17.355897	-0.66%	22,523
2013	14.892044	17.471243	17.32%	8,715
2012	12.820352	14.892044	16.16%	1,035
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.359438	9.349245	-0.11%	20,728
2017	9.455817	9.359438	-1.02%	3,999
2016	9.596821	9.455817	-1.47%	14,857
2015	9.750919	9.596821	-1.58%	81,638
2014	9.907487	9.750919	-1.58%	22,505
2013	10.066567	9.907487	-1.58%	16,577
2012	10.228653	10.066567	-1.58%	13,302
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	26.429815	26.598338	0.64%	110,314
2017	20.765662	26.429815	27.28%	128,955
2016	20.847154	20.765662	-0.39%	117,835
2015	19.768947	20.847154	5.45%	122,034
2014	17.968113	19.768947	10.02%	86,779
2013	13.381432	17.968113	34.28%	58,842
2012	12.062239	13.381432	10.94%	11,925
40

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	21.919115	21.110393	-3.69%	84,371
2017	20.880030	21.919115	4.98%	82,761
2016	18.262458	20.880030	14.33%	79,519
2015	19.850722	18.262458	-8.00%	66,859
2014	19.796423	19.850722	0.27%	39,462
2013	18.206672	19.796423	8.73%	17,225
2012	15.596106	18.206672	16.74%	6,821
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	20.003100	16.175357	-19.14%	46,276
2017	16.505394	20.003100	21.19%	38,739
2016	16.593286	16.505394	-0.53%	32,851
2015	17.022727	16.593286	-2.52%	31,660
2014	17.053416	17.022727	-0.18%	17,790
2013	13.874174	17.053416	22.91%	8,586
2012	12.442095	13.874174	11.51%	2,738
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.931110	9.847656	-0.84%	30,168
2017	9.952617	9.931110	-0.22%	31,793
2016	9.921456	9.952617	0.31%	36,600
2015	9.995637	9.921456	-0.74%	38,609
2014	10.060089	9.995637	-0.64%	27,039
2013	10.278953	10.060089	-2.13%	19,384
2012	10.105751	10.278953	1.71%	6,761
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	28.172159	27.702697	-1.67%	21,668
2017	22.560848	28.172159	24.87%	23,165
2016	21.605385	22.560848	4.42%	23,019
2015	23.303703	21.605385	-7.29%	22,553
2014	21.954894	23.303703	6.14%	16,159
2013	17.171084	21.954894	27.86%	8,626
2012	15.367136	17.171084	11.74%	4,040
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.562471	7.978083	-24.47%	36,833
2017	10.424275	10.562471	1.33%	34,720
2016	8.556069	10.424275	21.83%	32,969
2015	11.204678	8.556069	-23.64%	23,169
2014	13.094043	11.204678	-14.43%	13,847
2013	12.343940	13.094043	6.08%	5,945
2012	12.313161	12.343940	0.25%	2,123
41

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	16.730523	15.759076	-5.81%	98,223
2017	14.187603	16.730523	17.92%	86,516
2016	13.756729	14.187603	3.13%	78,933
2015	13.933199	13.756729	-1.27%	90,187
2014	13.503686	13.933199	3.18%	58,937
2013	10.794620	13.503686	25.10%	28,753
2012	9.779013	10.794620	10.39%	16,002
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.703122	13.222861	-3.50%	82,565
2017	12.601025	13.703122	8.75%	77,568
2016	12.451432	12.601025	1.20%	70,885
2015	12.597142	12.451432	-1.16%	72,754
2014	12.382112	12.597142	1.74%	64,811
2013	10.966338	12.382112	12.91%	12,887
2012	10.420839	10.966338	5.23%	4,688
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	12.010927	11.344744	-5.55%	398,298
2017	10.725591	12.010927	11.98%	377,219
2016	10.705442	10.725591	0.19%	359,387
2015	10.926145	10.705442	-2.02%	221,066
2014	10.702444	10.926145	2.09%	113,287
2013*	10.000000	10.702444	7.02%	9,959
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.935339	14.121620	-5.45%	236,871
2017	13.232830	14.935339	12.87%	233,778
2016	12.974472	13.232830	1.99%	241,081
2015	13.143573	12.974472	-1.29%	241,343
2014	12.814384	13.143573	2.57%	181,277
2013	10.777381	12.814384	18.90%	194,486
2012	9.999933	10.777381	7.77%	36,827
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.353787	11.577414	-6.28%	20,524
2017	10.850828	12.353787	13.85%	21,129
2016	10.772602	10.850828	0.73%	21,779
2015	11.025727	10.772602	-2.30%	14,442
2014	10.783806	11.025727	2.24%	51,478
2013*	10.000000	10.783806	7.84%	49,981
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	16.083533	15.079903	-6.24%	143,631
2017	14.003122	16.083533	14.86%	144,134
2016	13.614991	14.003122	2.85%	139,014
2015	13.828111	13.614991	-1.54%	110,644
2014	13.433215	13.828111	2.94%	82,312
2013	11.025807	13.433215	21.83%	78,959
2012	10.111881	11.025807	9.04%	41,145
42

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.509097	10.995650	-4.46%	81,158
2017	10.457058	11.509097	10.06%	70,218
2016	10.500024	10.457058	-0.41%	59,942
2015	10.726364	10.500024	-2.11%	47,391
2014	10.577093	10.726364	1.41%	0
2013*	10.000000	10.577093	5.77%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.529637	13.914639	-4.23%	106,719
2017	13.093622	14.529637	10.97%	82,851
2016	12.905815	13.093622	1.46%	83,710
2015	13.072753	12.905815	-1.28%	59,400
2014	12.789263	13.072753	2.22%	38,787
2013	11.041923	12.789263	15.82%	38,982
2012	10.351253	11.041923	6.67%	4,684
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	37.010437	34.508493	-6.76%	84,708
2017	28.467484	37.010437	30.01%	86,572
2016	28.489745	28.467484	-0.08%	84,038
2015	29.811497	28.489745	-4.43%	73,819
2014	29.439428	29.811497	1.26%	54,333
2013	19.130627	29.439428	53.89%	24,100
2012	15.209494	19.130627	25.78%	1,791
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	23.094927	21.456966	-7.09%	21,173
2017	22.269833	23.094927	3.70%	22,771
2016	21.704888	22.269833	2.60%	20,831
2015	21.050810	21.704888	3.11%	17,887
2014	16.435000	21.050810	28.09%	12,876
2013	16.515598	16.435000	-0.49%	8,722
2012	14.258505	16.515598	15.83%	3,719
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	25.150365	22.150463	-11.93%	15,988
2017	22.473393	25.150365	11.91%	15,401
2016	17.720362	22.473393	26.82%	12,069
2015	19.073882	17.720362	-7.10%	11,339
2014	18.108033	19.073882	5.33%	11,371
2013	13.781516	18.108033	31.39%	5,310
2012	11.806236	13.781516	16.73%	298
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	21.711385	20.483080	-5.66%	82,995
2017	17.920562	21.711385	21.15%	58,904
2016	17.695328	17.920562	1.27%	54,386
2015	17.650794	17.695328	0.25%	50,543
2014	17.656390	17.650794	-0.03%	42,018
2013	12.516210	17.656390	41.07%	26,769
2012	12.095532	12.516210	3.48%	2,668
43

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	21.457424	19.584435	-8.73%	24,632
2017	19.383429	21.457424	10.70%	23,242
2016	17.723384	19.383429	9.37%	19,071
2015	18.745498	17.723384	-5.45%	22,449
2014	17.171096	18.745498	9.17%	25,472
2013	12.893890	17.171096	33.17%	19,865
2012	11.022812	12.893890	16.97%	486
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	14.762150	13.238492	-10.32%	10,566
2017	12.667011	14.762150	16.54%	23,986
2016	11.759084	12.667011	7.72%	23,776
2015	12.070776	11.759084	-2.58%	3,516
2014	11.684540	12.070776	3.31%	0
2013	9.331788	11.684540	25.21%	0
2012	8.182579	9.331788	14.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.160723	16.065825	-6.38%	35,366
2017	15.692285	17.160723	9.36%	39,332
2016	15.001263	15.692285	4.61%	39,272
2015	15.271717	15.001263	-1.77%	35,478
2014	14.839596	15.271717	2.91%	35,727
2013	13.296005	14.839596	11.61%	35,261
2012	12.353220	13.296005	7.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.451985	18.820865	-7.98%	10,805
2017	18.102804	20.451985	12.98%	10,805
2016	17.074860	18.102804	6.02%	21,404
2015	17.445293	17.074860	-2.12%	21,404
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.220599	11.807167	-3.38%	37,083
2017	11.750986	12.220599	4.00%	11,474
2016	11.453201	11.750986	2.60%	11,474
2015	11.608701	11.453201	-1.34%	11,474
2014	11.355685	11.608701	2.23%	0
2013	11.008438	11.355685	3.15%	0
2012	10.637332	11.008438	3.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.919943	11.068377	-7.14%	14,964
2017	10.622731	11.919943	12.21%	15,327
2016	10.212099	10.622731	4.02%	15,534
2015	10.725804	10.212099	-4.79%	5,704
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
44

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.293590	11.363487	-7.57%	20,620
2017	10.681078	12.293590	15.10%	20,706
2016	10.148841	10.681078	5.24%	20,858
2015	10.738592	10.148841	-5.49%	10,888
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	14.152601	13.133958	-7.20%	13,580
2017	12.735729	14.152601	11.13%	13,483
2016	12.079417	12.735729	5.43%	13,392
2015	12.317063	12.079417	-1.93%	13,652
2014	11.900742	12.317063	3.50%	4,287
2013	10.369950	11.900742	14.76%	0
2012	9.510664	10.369950	9.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.640781	13.292174	-9.21%	4,165
2017	12.751378	14.640781	14.82%	4,221
2016	11.945027	12.751378	6.75%	4,233
2015	12.228512	11.945027	-2.32%	4,320
2014	11.840411	12.228512	3.28%	0
2013	9.832588	11.840411	20.42%	0
2012	8.784124	9.832588	11.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.359595	12.654129	-5.28%	3,682
2017	12.431138	13.359595	7.47%	3,685
2016	11.951146	12.431138	4.02%	3,689
2015	12.149189	11.951146	-1.63%	3,693
2014	11.788049	12.149189	3.06%	3,698
2013	10.841858	11.788049	8.73%	3,702
2012	10.198611	10.841858	6.31%	3,706
45

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	26.271147	24.430033	-7.01%	3,292
2017	22.583838	26.271147	16.33%	3,273
2016	23.566956	22.583838	-4.17%	4,461
2015	26.144583	23.566956	-9.86%	4,111
2014	28.060731	26.144583	-6.83%	3,493
2013	22.800991	28.060731	23.07%	2,625
2012	19.453883	22.800991	17.21%	1,127
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	20.385388	19.397620	-4.85%	1,627
2017	18.610527	20.385388	9.54%	1,646
2016	18.545578	18.610527	0.35%	2,722
2015	18.918271	18.545578	-1.97%	2,662
2014	17.881190	18.918271	5.80%	2,372
2013	14.697983	17.881190	21.66%	1,781
2012	13.374323	14.697983	9.90%	680
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	26.946153	25.303669	-6.10%	1,296
2017	22.688256	26.946153	18.77%	1,356
2016	22.236590	22.688256	2.03%	795
2015	22.767674	22.236590	-2.33%	806
2014	21.106861	22.767674	7.87%	745
2013	16.074339	21.106861	31.31%	387
2012	13.781031	16.074339	16.64%	437
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	13.024872	12.565030	-3.53%	4,786
2017	12.731642	13.024872	2.30%	3,034
2016	12.442741	12.731642	2.32%	2,836
2015	12.626143	12.442741	-1.45%	2,912
2014	12.304324	12.626143	2.62%	2,174
2013	12.777845	12.304324	-3.71%	1,811
2012	12.282805	12.777845	4.03%	1,539
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.325104	6.687444	-35.23%	0
2017	12.017359	10.325104	-14.08%	0
2016	9.080880	12.017359	32.34%	334
2015	11.859608	9.080880	-23.43%	437
2014	13.482698	11.859608	-12.04%	350
2013	10.730355	13.482698	25.65%	306
2012	10.762772	10.730355	-0.30%	0
46

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.487034	10.294788	-1.83%	11,282
2017	10.226064	10.487034	2.55%	8,775
2016	9.713626	10.226064	5.28%	9,939
2015	10.145957	9.713626	-4.26%	9,949
2014	10.297206	10.145957	-1.47%	8,509
2013	10.290468	10.297206	0.07%	5,954
2012	9.833166	10.290468	4.65%	966
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	21.497687	18.671993	-13.14%	0
2017	18.914010	21.497687	13.66%	0
2016	17.980055	18.914010	5.19%	0
2015	18.665399	17.980055	-3.67%	0
2014	17.278453	18.665399	8.03%	0
2013	13.554327	17.278453	27.48%	0
2012	12.177591	13.554327	11.31%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	20.500449	18.896071	-7.83%	557
2017	16.738499	20.500449	22.47%	560
2016	17.551914	16.738499	-4.63%	0
2015	17.260583	17.551914	1.69%	0
2014	17.384124	17.260583	-0.71%	0
2013	14.825306	17.384124	17.26%	0
2012	12.769396	14.825306	16.10%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.293111	9.278241	-0.16%	0
2017	9.393561	9.293111	-1.07%	0
2016	9.538469	9.393561	-1.52%	0
2015	9.696556	9.538469	-1.63%	0
2014	9.857258	9.696556	-1.63%	0
2013	10.020625	9.857258	-1.63%	0
2012	10.187163	10.020625	-1.63%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	26.244702	26.398546	0.59%	2,112
2017	20.630659	26.244702	27.21%	616
2016	20.722130	20.630659	-0.44%	0
2015	19.660370	20.722130	5.40%	0
2014	17.878504	19.660370	9.97%	0
2013	13.321463	17.878504	34.21%	0
2012	12.014313	13.321463	10.88%	0
47

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	21.765647	20.951874	-3.74%	2,550
2017	20.744340	21.765647	4.92%	2,498
2016	18.152983	20.744340	14.28%	2,643
2015	19.741772	18.152983	-8.05%	2,799
2014	19.697793	19.741772	0.22%	2,465
2013	18.125170	19.697793	8.68%	1,895
2012	15.534200	18.125170	16.68%	552
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	19.863020	16.053860	-19.18%	2,740
2017	16.398109	19.863020	21.13%	581
2016	16.493782	16.398109	-0.58%	0
2015	16.929244	16.493782	-2.57%	0
2014	16.968383	16.929244	-0.23%	0
2013	13.812003	16.968383	22.85%	0
2012	12.392652	13.812003	11.45%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.897565	9.809363	-0.89%	164
2017	9.924037	9.897565	-0.27%	164
2016	9.897975	9.924037	0.26%	152
2015	9.977046	9.897975	-0.79%	153
2014	10.046472	9.977046	-0.69%	43
2013	10.270259	10.046472	-2.18%	0
2012	10.102344	10.270259	1.66%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	27.992670	27.512126	-1.72%	2,568
2017	22.428463	27.992670	24.81%	1,212
2016	21.489488	22.428463	4.37%	947
2015	23.190489	21.489488	-7.33%	959
2014	21.859342	23.190489	6.09%	811
2013	17.105044	21.859342	27.79%	654
2012	15.315844	17.105044	11.68%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.495119	7.923160	-24.51%	0
2017	10.363056	10.495119	1.27%	0
2016	8.510126	10.363056	21.77%	634
2015	11.150195	8.510126	-23.68%	644
2014	13.037011	11.150195	-14.47%	407
2013	12.296424	13.037011	6.02%	0
2012	12.272020	12.296424	0.20%	0
48

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	16.647146	15.672514	-5.85%	4,800
2017	14.124049	16.647146	17.86%	0
2016	13.702050	14.124049	3.08%	0
2015	13.884872	13.702050	-1.32%	0
2014	13.463704	13.884872	3.13%	0
2013	10.768128	13.463704	25.03%	0
2012	9.759976	10.768128	10.33%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.634826	13.150241	-3.55%	2,987
2017	12.544569	13.634826	8.69%	3,060
2016	12.401942	12.544569	1.15%	3,054
2015	12.553456	12.401942	-1.21%	3,102
2014	12.345437	12.553456	1.68%	1,272
2013	10.939403	12.345437	12.85%	0
2012	10.400542	10.939403	5.18%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.984248	11.313754	-5.59%	41,844
2017	10.707187	11.984248	11.93%	42,469
2016	10.692490	10.707187	0.14%	43,096
2015	10.918462	10.692490	-2.07%	39,938
2014	10.700350	10.918462	2.04%	37,190
2013*	10.000000	10.700350	7.00%	28,503
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.860875	14.044024	-5.50%	0
2017	13.173530	14.860875	12.81%	0
2016	12.922892	13.173530	1.94%	0
2015	13.097982	12.922892	-1.34%	0
2014	12.776437	13.097982	2.52%	0
2013	10.750923	12.776437	18.84%	0
2012	9.980466	10.750923	7.72%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.326307	11.545759	-6.33%	0
2017	10.832178	12.326307	13.79%	0
2016	10.759541	10.832178	0.68%	0
2015	11.017965	10.759541	-2.35%	0
2014	10.781689	11.017965	2.19%	0
2013*	10.000000	10.781689	7.82%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	16.003402	14.997092	-6.29%	0
2017	13.940421	16.003402	14.80%	0
2016	13.560899	13.940421	2.80%	0
2015	13.780176	13.560899	-1.59%	0
2014	13.393456	13.780176	2.89%	0
2013	10.998746	13.393456	21.77%	0
2012	10.092203	10.998746	8.98%	0
49

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.483493	10.965576	-4.51%	4,860
2017	10.439087	11.483493	10.00%	4,934
2016	10.487295	10.439087	-0.46%	5,009
2015	10.718801	10.487295	-2.16%	4,968
2014	10.575020	10.718801	1.36%	1,847
2013*	10.000000	10.575020	5.75%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.457187	13.838188	-4.28%	0
2017	13.034947	14.457187	10.91%	0
2016	12.854493	13.034947	1.40%	0
2015	13.027384	12.854493	-1.33%	0
2014	12.751359	13.027384	2.16%	0
2013	11.014795	12.751359	15.77%	0
2012	10.331088	11.014795	6.62%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	36.751286	34.249336	-6.81%	1,368
2017	28.282468	36.751286	29.94%	843
2016	28.318935	28.282468	-0.13%	565
2015	29.647832	28.318935	-4.48%	545
2014	29.292691	29.647832	1.21%	524
2013	19.044929	29.292691	53.81%	412
2012	15.149078	19.044929	25.72%	266
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	22.938144	21.300397	-7.14%	1,989
2017	22.129858	22.938144	3.65%	1,939
2016	21.579397	22.129858	2.55%	2,105
2015	20.939737	21.579397	3.05%	2,149
2014	16.356576	20.939737	28.02%	2,051
2013	16.445147	16.356576	-0.54%	1,916
2012	14.204912	16.445147	15.77%	620
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	24.974228	21.984087	-11.97%	404
2017	22.327327	24.974228	11.85%	412
2016	17.614096	22.327327	26.76%	362
2015	18.969140	17.614096	-7.14%	441
2014	18.017746	18.969140	5.28%	439
2013	13.719767	18.017746	31.33%	457
2012	11.759326	13.719767	16.67%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	21.559345	20.329247	-5.71%	1,575
2017	17.804081	21.559345	21.09%	486
2016	17.589230	17.804081	1.22%	0
2015	17.553880	17.589230	0.20%	0
2014	17.568369	17.553880	-0.08%	0
2013	12.460132	17.568369	41.00%	0
2012	12.047479	12.460132	3.43%	0
50

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	21.307175	19.437366	-8.78%	770
2017	19.257444	21.307175	10.64%	762
2016	17.617114	19.257444	9.31%	0
2015	18.642569	17.617114	-5.50%	0
2014	17.085497	18.642569	9.11%	0
2013	12.836129	17.085497	33.10%	0
2012	10.979032	12.836129	16.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	14.682353	13.160194	-10.37%	5,655
2017	12.604921	14.682353	16.48%	0
2016	11.707377	12.604921	7.67%	0
2015	12.023812	11.707377	-2.63%	0
2014	11.644985	12.023812	3.25%	0
2013	9.304922	11.644985	25.15%	0
2012	8.163180	9.304922	13.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.085329	15.987067	-6.43%	2,442
2017	15.631263	17.085329	9.30%	2,452
2016	14.950504	15.631263	4.55%	2,468
2015	15.227773	14.950504	-1.82%	2,564
2014	14.804424	15.227773	2.86%	1,048
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.154573	11.737378	-3.43%	0
2017	11.693417	12.154573	3.94%	0
2016	11.402871	11.693417	2.55%	0
2015	11.563563	11.402871	-1.39%	0
2014	11.317277	11.563563	2.18%	0
2013	10.976776	11.317277	3.10%	0
2012	10.612139	10.976776	3.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.891755	11.036565	-7.19%	1,784
2017	10.602978	11.891755	12.15%	1,769
2016	10.198269	10.602978	3.97%	1,826
2015	10.716720	10.198269	-4.84%	1,875
2014	10.635326	10.716720	0.77%	742
2013*	10.000000	10.635326	6.35%	0
51

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.264497	11.330796	-7.61%	10,046
2017	10.661199	12.264497	15.04%	10,176
2016	10.135093	10.661199	5.19%	10,306
2015	10.729490	10.135093	-5.54%	6,693
2014	10.723588	10.729490	0.06%	6,779
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	14.076092	13.056289	-7.24%	0
2017	12.673299	14.076092	11.07%	0
2016	12.026288	12.673299	5.38%	0
2015	12.269123	12.026288	-1.98%	0
2014	11.860449	12.269123	3.45%	0
2013	10.340095	11.860449	14.70%	0
2012	9.488123	10.340095	8.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.561669	13.213590	-9.26%	0
2017	12.688900	14.561669	14.76%	0
2016	11.892520	12.688900	6.70%	0
2015	12.180948	11.892520	-2.37%	0
2014	11.800356	12.180948	3.23%	0
2013	9.804304	11.800356	20.36%	0
2012	8.763311	9.804304	11.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.287399	12.579313	-5.33%	0
2017	12.370228	13.287399	7.41%	0
2016	11.898615	12.370228	3.96%	0
2015	12.101941	11.898615	-1.68%	0
2014	11.748178	12.101941	3.01%	0
2013	10.810677	11.748178	8.67%	0
2012	10.174457	10.810677	6.25%	0
52

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	26.087089	24.246472	-7.06%	44,296
2017	22.436972	26.087089	16.27%	49,971
2016	23.425572	22.436972	-4.22%	51,025
2015	26.000968	23.425572	-9.91%	59,114
2014	27.920790	26.000968	-6.88%	58,330
2013	22.698821	27.920790	23.01%	62,357
2012	19.376587	22.698821	17.15%	22,596
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	20.242556	19.251860	-4.89%	39,776
2017	18.489503	20.242556	9.48%	34,412
2016	18.434328	18.489503	0.30%	32,930
2015	18.814347	18.434328	-2.02%	32,257
2014	17.792008	18.814347	5.75%	19,716
2013	14.632120	17.792008	21.60%	17,684
2012	13.321175	14.632120	9.84%	7,606
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	26.757384	25.113557	-6.14%	116,864
2017	22.540731	26.757384	18.71%	110,930
2016	22.103210	22.540731	1.98%	107,416
2015	22.642620	22.103210	-2.38%	99,761
2014	21.001605	22.642620	7.81%	71,313
2013	16.002304	21.001605	31.24%	57,291
2012	13.726265	16.002304	16.58%	26,094
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	12.933597	12.470588	-3.58%	46,125
2017	12.648849	12.933597	2.25%	34,996
2016	12.368089	12.648849	2.27%	29,775
2015	12.556785	12.368089	-1.50%	30,528
2014	12.242956	12.556785	2.56%	27,402
2013	12.720584	12.242956	-3.75%	26,039
2012	12.233999	12.720584	3.98%	13,749
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.264003	6.644462	-35.26%	45,173
2017	11.952298	10.264003	-14.13%	60,974
2016	9.036295	11.952298	32.27%	77,456
2015	11.807397	9.036295	-23.47%	49,535
2014	13.430179	11.807397	-12.08%	25,445
2013	10.693989	13.430179	25.59%	7,256
2012	10.731773	10.693989	-0.35%	419
53

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.451579	10.254737	-1.88%	25,021
2017	10.196650	10.451579	2.50%	24,764
2016	9.690596	10.196650	5.22%	22,394
2015	10.127062	9.690596	-4.31%	22,635
2014	10.283264	10.127062	-1.52%	23,999
2013	10.281762	10.283264	0.01%	20,165
2012	9.829856	10.281762	4.60%	3,003
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	21.347010	18.531636	-13.19%	19,536
2017	18.790959	21.347010	13.60%	15,116
2016	17.872141	18.790959	5.14%	15,258
2015	18.562814	17.872141	-3.72%	16,102
2014	17.192233	18.562814	7.97%	8,002
2013	13.493546	17.192233	27.41%	5,117
2012	12.129156	13.493546	11.25%	352
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	20.356783	18.754059	-7.87%	34,104
2017	16.629612	20.356783	22.41%	33,467
2016	17.446591	16.629612	-4.68%	33,864
2015	17.165729	17.446591	1.64%	31,439
2014	17.297402	17.165729	-0.76%	21,707
2013	14.758854	17.297402	17.20%	20,623
2012	12.718636	14.758854	16.04%	4,570
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.227199	9.207722	-0.21%	14,078
2017	9.331675	9.227199	-1.12%	1,596
2016	9.480440	9.331675	-1.57%	1,549
2015	9.642467	9.480440	-1.68%	1,538
2014	9.807257	9.642467	-1.68%	319
2013	9.974874	9.807257	-1.68%	281
2012	10.145819	9.974874	-1.68%	149
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	26.060761	26.200125	0.53%	57,149
2017	20.496453	26.060761	27.15%	56,520
2016	20.597759	20.496453	-0.49%	53,677
2015	19.552323	20.597759	5.35%	42,920
2014	17.789295	19.552323	9.91%	18,476
2013	13.261732	17.789295	34.14%	17,381
2012	11.966540	13.261732	10.82%	6,439
54

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	21.613174	20.794475	-3.79%	121,679
2017	20.609471	21.613174	4.87%	121,673
2016	18.044095	20.609471	14.22%	115,532
2015	19.633331	18.044095	-8.09%	105,944
2014	19.599534	19.633331	0.17%	88,325
2013	18.043936	19.599534	8.62%	60,994
2012	15.472469	18.043936	16.62%	23,550
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	19.723849	15.933226	-19.22%	26,189
2017	16.291471	19.723849	21.07%	24,638
2016	16.394834	16.291471	-0.63%	24,413
2015	16.836241	16.394834	-2.62%	21,560
2014	16.883754	16.836241	-0.28%	14,386
2013	13.750092	16.883754	22.79%	14,044
2012	12.343398	13.750092	11.40%	5,579
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.864083	9.771183	-0.94%	36,423
2017	9.895481	9.864083	-0.32%	23,331
2016	9.874492	9.895481	0.21%	21,259
2015	9.958454	9.874492	-0.84%	17,708
2014	10.032853	9.958454	-0.74%	16,457
2013	10.261549	10.032853	-2.23%	15,179
2012	10.098934	10.261549	1.61%	5,889
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	27.814192	27.322742	-1.77%	45,077
2017	22.296757	27.814192	24.75%	39,330
2016	21.374137	22.296757	4.32%	41,145
2015	23.077743	21.374137	-7.38%	32,647
2014	21.764143	23.077743	6.04%	19,402
2013	17.039202	21.764143	27.73%	12,823
2012	15.264667	17.039202	11.63%	3,108
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.428109	7.868542	-24.54%	20,835
2017	10.302118	10.428109	1.22%	22,536
2016	8.464392	10.302118	21.71%	21,345
2015	11.095924	8.464392	-23.72%	17,265
2014	12.980153	11.095924	-14.52%	15,253
2013	12.249033	12.980153	5.97%	14,143
2012	12.230970	12.249033	0.15%	11,215
55

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	16.564139	15.586394	-5.90%	26,355
2017	14.060750	16.564139	17.80%	23,017
2016	13.647558	14.060750	3.03%	22,249
2015	13.836692	13.647558	-1.37%	18,030
2014	13.423805	13.836692	3.08%	2,928
2013	10.741678	13.423805	24.97%	2,326
2012	9.740965	10.741678	10.27%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.566867	13.077994	-3.60%	31,786
2017	12.488378	13.566867	8.64%	31,386
2016	12.352639	12.488378	1.10%	31,208
2015	12.509894	12.352639	-1.26%	23,880
2014	12.308857	12.509894	1.63%	16,155
2013	10.912553	12.308857	12.80%	16,129
2012	10.380307	10.912553	5.13%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.957565	11.282778	-5.64%	85,343
2017	10.688774	11.957565	11.87%	95,939
2016	10.679510	10.688774	0.09%	110,981
2015	10.910756	10.679510	-2.12%	104,003
2014	10.698239	10.910756	1.99%	71,094
2013*	10.000000	10.698239	6.98%	29,258
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.786833	13.966914	-5.54%	120,400
2017	13.114544	14.786833	12.75%	120,636
2016	12.871531	13.114544	1.89%	157,168
2015	13.052569	12.871531	-1.39%	149,733
2014	12.738613	13.052569	2.46%	119,722
2013	10.724538	12.738613	18.78%	104,668
2012	9.961053	10.724538	7.66%	9,714
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.298898	11.514196	-6.38%	39,255
2017	10.813565	12.298898	13.74%	44,597
2016	10.746502	10.813565	0.62%	61,559
2015	11.010200	10.746502	-2.40%	64,016
2014	10.779577	11.010200	2.14%	47,174
2013*	10.000000	10.779577	7.80%	1,919
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	15.923604	14.914688	-6.34%	46,655
2017	13.877936	15.923604	14.74%	47,494
2016	13.506961	13.877936	2.75%	48,411
2015	13.732346	13.506961	-1.64%	47,020
2014	13.353761	13.732346	2.84%	34,204
2013	10.971718	13.353761	21.71%	33,618
2012	10.072539	10.971718	8.93%	7,661
56

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.457912	10.935561	-4.56%	0
2017	10.421127	11.457912	9.95%	22,759
2016	10.474562	10.421127	-0.51%	23,786
2015	10.711242	10.474562	-2.21%	24,936
2014	10.572944	10.711242	1.31%	26,079
2013*	10.000000	10.572944	5.73%	27,208
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.385105	13.762144	-4.33%	58,380
2017	12.976532	14.385105	10.85%	60,799
2016	12.803380	12.976532	1.35%	63,250
2015	12.982184	12.803380	-1.38%	65,911
2014	12.713590	12.982184	2.11%	68,611
2013	10.987757	12.713590	15.71%	70,178
2012	10.310988	10.987757	6.56%	16,546
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	36.493786	33.991968	-6.86%	76,136
2017	28.098533	36.493786	29.88%	75,224
2016	28.149036	28.098533	-0.18%	78,802
2015	29.484951	28.149036	-4.53%	79,554
2014	29.146586	29.484951	1.16%	49,256
2013	18.959566	29.146586	53.73%	35,715
2012	15.088867	18.959566	25.65%	13,805
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	22.782215	21.144781	-7.19%	19,463
2017	21.990579	22.782215	3.60%	22,210
2016	21.454445	21.990579	2.50%	23,732
2015	20.829077	21.454445	3.00%	21,945
2014	16.278411	20.829077	27.96%	15,886
2013	16.374889	16.278411	-0.59%	11,793
2012	14.151433	16.374889	15.71%	3,831
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	24.799236	21.818878	-12.02%	4,955
2017	22.182129	24.799236	11.80%	3,959
2016	17.508427	22.182129	26.69%	3,962
2015	18.864936	17.508427	-7.19%	2,266
2014	17.927879	18.864936	5.23%	1,806
2013	13.658275	17.927879	31.26%	1,807
2012	11.712577	13.658275	16.61%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	21.408186	20.176391	-5.75%	63,670
2017	17.688229	21.408186	21.03%	46,700
2016	17.483636	17.688229	1.17%	43,167
2015	17.457385	17.483636	0.15%	42,125
2014	17.480697	17.457385	-0.13%	14,184
2013	12.404255	17.480697	40.93%	13,061
2012	11.999573	12.404255	3.37%	5,570
57

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	21.157875	19.291292	-8.82%	19,208
2017	19.132196	21.157875	10.59%	16,587
2016	17.511412	19.132196	9.26%	15,331
2015	18.540143	17.511412	-5.55%	11,227
2014	17.000267	18.540143	9.06%	8,370
2013	12.778589	17.000267	33.04%	7,636
2012	10.935386	12.778589	16.86%	2,504
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	14.602960	13.082338	-10.41%	33,736
2017	12.543116	14.602960	16.42%	33,700
2016	11.655867	12.543116	7.61%	33,767
2015	11.977000	11.655867	-2.68%	33,794
2014	11.605549	11.977000	3.20%	9,196
2013	9.278124	11.605549	25.09%	9,196
2012	8.143812	9.278124	13.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.010253	15.908678	-6.48%	33,907
2017	15.570464	17.010253	9.25%	55,887
2016	14.899909	15.570464	4.50%	36,902
2015	15.183966	14.899909	-1.87%	38,727
2014	14.769342	15.183966	2.81%	35,004
2013	13.246513	14.769342	11.50%	35,002
2012	12.319785	13.246513	7.52%	1,571
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.272668	18.636759	-8.07%	33,882
2017	17.962277	20.272668	12.86%	33,753
2016	16.959497	17.962277	5.91%	19,338
2015	17.345066	16.959497	-2.22%	19,362
2014	16.770944	17.345066	3.42%	18,326
2013	14.277565	16.770944	17.46%	18,328
2012	12.939906	14.277565	10.34%	1,321
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.088819	11.667910	-3.48%	0
2017	11.636061	12.088819	3.89%	0
2016	11.352691	11.636061	2.50%	0
2015	11.518535	11.352691	-1.44%	0
2014	11.278952	11.518535	2.12%	0
2013	10.945165	11.278952	3.05%	0
2012	10.586969	10.945165	3.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.863576	11.004790	-7.24%	0
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
58

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.235464	11.298190	-7.66%	8,846
2017	10.641350	12.235464	14.98%	8,857
2016	10.121357	10.641350	5.14%	9,094
2015	10.720404	10.121357	-5.59%	9,348
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.999977	12.979049	-7.29%	5,073
2017	12.611159	13.999977	11.01%	5,044
2016	11.973397	12.611159	5.33%	5,194
2015	12.221384	11.973397	-2.03%	5,575
2014	11.820308	12.221384	3.39%	974
2013	10.310334	11.820308	14.65%	984
2012	9.465635	10.310334	8.92%	1,012
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.482878	13.135374	-9.30%	9,113
2017	12.626649	14.482878	14.70%	9,072
2016	11.840177	12.626649	6.64%	9,252
2015	12.133507	11.840177	-2.42%	9,212
2014	11.760383	12.133507	3.17%	0
2013	9.776066	11.760383	20.30%	0
2012	8.742529	9.776066	11.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.215538	12.504881	-5.38%	7,814
2017	12.309567	13.215538	7.36%	7,731
2016	11.846270	12.309567	3.91%	7,781
2015	12.054831	11.846270	-1.73%	8,217
2014	11.708389	12.054831	2.96%	3,565
2013	10.779550	11.708389	8.62%	3,595
2012	10.150334	10.779550	6.20%	962

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	25.904228	24.064192	-7.10%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	20.100657	19.107125	-4.94%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	26.569727	24.924659	-6.19%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	12.842948	12.376849	-3.63%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.203212	6.601726	-35.30%	0
59

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.416233	10.214827	-1.93%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	21.197406	18.392346	-13.23%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	20.214086	18.613062	-7.92%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.161755	9.137750	-0.26%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	25.878079	26.003160	0.48%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	21.461738	20.638213	-3.84%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	19.585515	15.813369	-19.26%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.830733	9.733167	-0.99%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	27.636754	27.134542	-1.82%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.361576	7.814335	-24.58%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	16.481517	15.500719	-5.95%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.499144	13.006056	-3.65%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.930959	11.251916	-5.69%	4,129
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.713040	13.890103	-5.59%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.271512	11.482679	-6.43%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	15.844117	14.832646	-6.38%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.432441	10.905677	-4.61%	0
60

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.313339	13.686489	-4.38%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	36.237979	33.736421	-6.90%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	22.627361	20.990312	-7.23%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	24.625373	21.654816	-12.06%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	21.258125	20.024703	-5.80%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	21.009538	19.146238	-8.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	14.523958	13.004905	-10.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.935489	15.830644	-6.52%	2,979
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.183589	18.545373	-8.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.023417	11.598853	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.835447	10.973073	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.206448	11.265628	-7.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.924228	12.902218	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.404499	13.057593	-9.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.144061	12.430881	-5.43%	0
61

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	25.722579	23.883215	-7.15%	20,995
2017	22.145932	25.722579	16.15%	21,952
2016	23.145177	22.145932	-4.32%	21,717
2015	25.715920	23.145177	-10.00%	20,804
2014	27.642848	25.715920	-6.97%	23,531
2013	22.495737	27.642848	22.88%	21,160
2012	19.222816	22.495737	17.03%	8,030
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	19.959714	18.963431	-4.99%	11,387
2017	18.249657	19.959714	9.37%	11,514
2016	18.213676	18.249657	0.20%	11,220
2015	18.608082	18.213676	-2.12%	12,696
2014	17.614871	18.608082	5.64%	14,966
2013	14.501183	17.614871	21.47%	13,710
2012	13.215443	14.501183	9.73%	2,193
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	26.383464	24.737261	-6.24%	18,943
2017	22.248295	26.383464	18.59%	19,743
2016	21.838607	22.248295	1.88%	20,839
2015	22.394351	21.838607	-2.48%	21,102
2014	20.792481	22.394351	7.70%	25,125
2013	15.859090	20.792481	31.11%	23,169
2012	13.617307	15.859090	16.46%	9,689
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	12.752871	12.283756	-3.68%	15,206
2017	12.484760	12.752871	2.15%	16,413
2016	12.220044	12.484760	2.17%	17,593
2015	12.419120	12.220044	-1.60%	13,035
2014	12.121067	12.419120	2.46%	14,407
2013	12.606768	12.121067	-3.85%	13,693
2012	12.136901	12.606768	3.87%	7,557
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.142761	6.559237	-35.33%	17,705
2017	11.823124	10.142761	-14.21%	18,609
2016	8.947722	11.823124	32.14%	15,698
2015	11.703593	8.947722	-23.55%	15,217
2014	13.325692	11.703593	-12.17%	19,726
2013	10.621590	13.325692	25.46%	16,686
2012	10.670000	10.621590	-0.45%	7,007
62

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.380969	10.175042	-1.98%	11,674
2017	10.138043	10.380969	2.40%	11,677
2016	9.644680	10.138043	5.12%	11,568
2015	10.089339	9.644680	-4.41%	10,692
2014	10.255395	10.089339	-1.62%	11,680
2013	10.264333	10.255395	-0.09%	11,168
2012	9.823217	10.264333	4.49%	5,520
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	21.048683	18.253944	-13.28%	6,486
2017	18.547155	21.048683	13.49%	6,347
2016	17.658173	18.547155	5.03%	6,786
2015	18.359262	17.658173	-3.82%	5,269
2014	17.021019	18.359262	7.86%	11,006
2013	13.372775	17.021019	27.28%	11,352
2012	12.032871	13.372775	11.14%	3,940
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	20.072369	18.473104	-7.97%	5,434
2017	16.413912	20.072369	22.29%	6,917
2016	17.237778	16.413912	-4.78%	7,022
2015	16.977549	17.237778	1.53%	8,967
2014	17.125198	16.977549	-0.86%	6,065
2013	14.626794	17.125198	17.08%	5,087
2012	12.617690	14.626794	15.92%	1,435
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	9.096703	9.068212	-0.31%	0
2017	9.209041	9.096703	-1.22%	0
2016	9.365351	9.209041	-1.67%	0
2015	9.535114	9.365351	-1.78%	530
2014	9.707944	9.535114	-1.78%	210
2013	9.883913	9.707944	-1.78%	0
2012	10.063570	9.883913	-1.79%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	25.696662	25.807641	0.43%	7,188
2017	20.230595	25.696662	27.02%	7,434
2016	20.351249	20.230595	-0.59%	6,622
2015	19.338003	20.351249	5.24%	6,890
2014	17.612216	19.338003	9.80%	1,706
2013	13.143081	17.612216	34.00%	1,229
2012	11.871578	13.143081	10.71%	0
63

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	21.311216	20.482967	-3.89%	12,208
2017	20.342167	21.311216	4.76%	13,812
2016	17.828137	20.342167	14.10%	13,918
2015	19.418118	17.828137	-8.19%	13,911
2014	19.404430	19.418118	0.07%	17,030
2013	17.882485	19.404430	8.51%	14,619
2012	15.349668	17.882485	16.50%	4,957
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	19.448171	15.694433	-19.30%	4,711
2017	16.080063	19.448171	20.95%	4,516
2016	16.198524	16.080063	-0.73%	5,077
2015	16.651611	16.198524	-2.72%	5,511
2014	16.715612	16.651611	-0.38%	9,127
2013	13.627005	16.715612	22.67%	8,476
2012	12.245392	13.627005	11.28%	739
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.797446	9.695252	-1.04%	1,728
2017	9.838605	9.797446	-0.42%	1,863
2016	9.827716	9.838605	0.11%	1,874
2015	9.921364	9.827716	-0.94%	882
2014	10.005667	9.921364	-0.84%	2,846
2013	10.244175	10.005667	-2.33%	1,847
2012	10.092123	10.244175	1.51%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	27.460451	26.947639	-1.87%	10,772
2017	22.035522	27.460451	24.62%	11,637
2016	21.145165	22.035522	4.21%	11,659
2015	22.853781	21.145165	-7.48%	13,729
2014	21.574873	22.853781	5.93%	16,551
2013	16.908213	21.574873	27.60%	15,058
2012	15.162773	16.908213	11.51%	295
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.295377	7.760428	-24.62%	10,182
2017	10.181314	10.295377	1.12%	11,352
2016	8.373638	10.181314	21.59%	11,804
2015	10.988151	8.373638	-23.79%	10,440
2014	12.867191	10.988151	-14.60%	9,271
2013	12.154801	12.867191	5.86%	8,169
2012	12.149259	12.154801	0.05%	6,484
64

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	16.399243	15.415434	-6.00%	2,978
2017	13.934900	16.399243	17.68%	2,978
2016	13.539146	13.934900	2.92%	2,578
2015	13.740756	13.539146	-1.47%	2,539
2014	13.344305	13.740756	2.97%	2,641
2013	10.688925	13.344305	24.84%	494
2012	9.703020	10.688925	10.16%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.431792	12.934544	-3.70%	527
2017	12.376592	13.431792	8.53%	555
2016	12.254504	12.376592	1.00%	10,075
2015	12.423153	12.254504	-1.36%	10,210
2014	12.235958	12.423153	1.53%	10,434
2013	10.858961	12.235958	12.68%	10,523
2012	10.339872	10.858961	5.02%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.904354	11.221079	-5.74%	0
2017	10.652004	11.904354	11.76%	0
2016	10.653587	10.652004	-0.01%	0
2015	10.895370	10.653587	-2.22%	0
2014	10.694038	10.895370	1.88%	0
2013*	10.000000	10.694038	6.94%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.639597	13.813682	-5.64%	14,791
2017	12.997133	14.639597	12.64%	14,907
2016	12.769265	12.997133	1.78%	3,271
2015	12.962053	12.769265	-1.49%	3,281
2014	12.663152	12.962053	2.36%	3,326
2013	10.671866	12.663152	18.66%	3,362
2012	9.922244	10.671866	7.55%	3,508
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.244192	11.451246	-6.48%	0
2017	10.776387	12.244192	13.62%	0
2016	10.720425	10.776387	0.52%	0
2015	10.994687	10.720425	-2.49%	0
2014	10.775343	10.994687	2.04%	0
2013*	10.000000	10.775343	7.75%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	15.765082	14.751096	-6.43%	35,877
2017	13.753721	15.765082	14.62%	36,823
2016	13.399648	13.753721	2.64%	37,966
2015	13.637131	13.399648	-1.74%	38,942
2014	13.274672	13.637131	2.73%	39,294
2013	10.917838	13.274672	21.59%	39,424
2012	10.033309	10.917838	8.82%	0
65

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.406965	10.875802	-4.66%	0
2017	10.385302	11.406965	9.84%	0
2016	10.449167	10.385302	-0.61%	0
2015	10.696155	10.449167	-2.31%	0
2014	10.568792	10.696155	1.21%	0
2013*	10.000000	10.568792	5.69%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.241897	13.611206	-4.43%	18,345
2017	12.860380	14.241897	10.74%	18,605
2016	12.701668	12.860380	1.25%	23,457
2015	12.892162	12.701668	-1.48%	23,832
2014	12.638285	12.892162	2.01%	24,113
2013	10.933791	12.638285	15.59%	24,491
2012	10.270811	10.933791	6.45%	10,542
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	35.983854	33.482685	-6.95%	13,199
2017	27.734019	35.983854	29.75%	15,340
2016	27.812079	27.734019	-0.28%	16,137
2015	29.161677	27.812079	-4.63%	16,889
2014	28.856377	29.161677	1.06%	20,224
2013	18.789875	28.856377	53.57%	19,711
2012	14.969078	18.789875	25.52%	2,848
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	22.473463	20.836872	-7.28%	6,092
2017	21.714567	22.473463	3.49%	5,605
2016	21.206652	21.714567	2.40%	5,221
2015	20.609463	21.206652	2.90%	5,873
2014	16.123155	20.609463	27.83%	6,655
2013	16.235231	16.123155	-0.69%	6,883
2012	14.045059	16.235231	15.59%	1,314
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	24.452626	21.491888	-12.11%	2,201
2017	21.894299	24.452626	11.68%	3,758
2016	17.298786	21.894299	26.57%	3,894
2015	18.658046	17.298786	-7.29%	4,044
2014	17.749329	18.658046	5.12%	8,161
2013	13.535998	17.749329	31.13%	8,185
2012	11.619568	13.535998	16.49%	2,348
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	21.108980	19.874022	-5.85%	13,901
2017	17.458701	21.108980	20.91%	11,916
2016	17.274286	17.458701	1.07%	12,764
2015	17.265906	17.274286	0.05%	12,135
2014	17.306572	17.265906	-0.23%	9,838
2013	12.293193	17.306572	40.78%	10,386
2012	11.904282	12.293193	3.27%	4,416
66

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	20.862158	19.002200	-8.92%	2,567
2017	18.883939	20.862158	10.48%	2,536
2016	17.301736	18.883939	9.14%	2,615
2015	18.336814	17.301736	-5.64%	4,049
2014	16.830949	18.336814	8.95%	7,821
2013	12.664179	16.830949	32.90%	7,563
2012	10.848533	12.664179	16.74%	1,622
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	14.445316	12.927863	-10.50%	0
2017	12.420299	14.445316	16.30%	0
2016	11.553461	12.420299	7.50%	0
2015	11.883860	11.553461	-2.78%	0
2014	11.527033	11.883860	3.10%	0
2013	9.224742	11.527033	24.96%	0
2012	8.105218	9.224742	13.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.861001	15.752948	-6.57%	33,026
2017	15.449516	16.861001	9.14%	33,106
2016	14.799176	15.449516	4.39%	31,614
2015	15.096673	14.799176	-1.97%	6,946
2014	14.699388	15.096673	2.70%	7,024
2013	13.197182	14.699388	11.38%	3,634
2012	12.286428	13.197182	7.41%	3,586
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.094807	18.454344	-8.16%	2,935
2017	17.822756	20.094807	12.75%	2,935
2016	16.844848	17.822756	5.81%	2,935
2015	17.245351	16.844848	-2.32%	1,823
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.958386	11.530210	-3.58%	0
2017	11.522194	11.958386	3.79%	0
2016	11.253002	11.522194	2.39%	0
2015	11.429017	11.253002	-1.54%	0
2014	11.202687	11.429017	2.02%	0
2013	10.882226	11.202687	2.94%	0
2012	10.536836	10.882226	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.807374	10.941450	-7.33%	5,329
2017	10.543781	11.807374	11.98%	5,420
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
67

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.177545	11.233201	-7.75%	5,225
2017	10.601725	12.177545	14.86%	5,315
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	32,054
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.848825	12.825770	-7.39%	0
2017	12.487665	13.848825	10.90%	0
2016	11.868184	12.487665	5.22%	0
2015	12.126314	11.868184	-2.13%	0
2014	11.740307	12.126314	3.29%	0
2013	10.250989	11.740307	14.53%	0
2012	9.420763	10.250989	8.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.326535	12.980262	-9.40%	0
2017	12.503019	14.326535	14.58%	0
2016	11.736156	12.503019	6.53%	0
2015	12.039157	11.736156	-2.52%	0
2014	11.680820	12.039157	3.07%	0
2013	9.719804	11.680820	20.18%	0
2012	8.701080	9.719804	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.072901	12.357253	-5.47%	6,506
2017	12.189076	13.072901	7.25%	6,641
2016	11.742222	12.189076	3.81%	4,647
2015	11.961114	11.742222	-1.83%	4,712
2014	11.629195	11.961114	2.85%	4,770
2013	10.717541	11.629195	8.51%	425
2012	10.102245	10.717541	6.09%	1,422
68

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	25.362807	23.525037	-7.25%	4,275
2017	21.858363	25.362807	16.03%	4,254
2016	22.867861	21.858363	-4.41%	4,249
2015	25.433726	22.867861	-10.09%	7,714
2014	27.367401	25.433726	-7.07%	7,201
2013	22.294267	27.367401	22.76%	2,431
2012	19.070120	22.294267	16.91%	2,443
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	19.680529	18.679031	-5.09%	0
2017	18.012678	19.680529	9.26%	0
2016	17.995444	18.012678	0.10%	0
2015	18.403874	17.995444	-2.22%	729
2014	17.439328	18.403874	5.53%	729
2013	14.371295	17.439328	21.35%	729
2012	13.110445	14.371295	9.62%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	26.014389	24.366228	-6.34%	3,329
2017	21.959347	26.014389	18.47%	3,527
2016	21.576902	21.959347	1.77%	3,589
2015	22.148552	21.576902	-2.58%	3,754
2014	20.585230	22.148552	7.59%	4,154
2013	15.717003	20.585230	30.97%	0
2012	13.509086	15.717003	16.34%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	12.574499	12.099542	-3.78%	845
2017	12.322654	12.574499	2.04%	716
2016	12.073634	12.322654	2.06%	627
2015	12.282818	12.073634	-1.70%	698
2014	12.000245	12.282818	2.35%	671
2013	12.493839	12.000245	-3.95%	0
2012	12.040485	12.493839	3.77%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	10.022878	6.475066	-35.40%	3,347
2017	11.695254	10.022878	-14.30%	3,580
2016	8.859947	11.695254	32.00%	3,066
2015	11.600625	8.859947	-23.63%	3,101
2014	13.221947	11.600625	-12.26%	2,341
2013	10.549636	13.221947	25.33%	0
2012	10.608544	10.549636	-0.56%	0
69

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.310768	10.095887	-2.08%	0
2017	10.079720	10.310768	2.29%	0
2016	9.598937	10.079720	5.01%	0
2015	10.051725	9.598937	-4.50%	0
2014	10.227577	10.051725	-1.72%	0
2013	10.246938	10.227577	-0.19%	0
2012	9.816587	10.246938	4.38%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	20.754283	17.980184	-13.37%	0
2017	18.306336	20.754283	13.37%	0
2016	17.446616	18.306336	4.93%	0
2015	18.157804	17.446616	-3.92%	0
2014	16.851404	18.157804	7.75%	0
2013	13.252986	16.851404	27.15%	0
2012	11.937264	13.252986	11.02%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	19.791532	18.195974	-8.06%	2,422
2017	16.200699	19.791532	22.16%	2,491
2016	17.031164	16.200699	-4.88%	2,638
2015	16.791161	17.031164	1.43%	2,674
2014	16.954457	16.791161	-0.96%	2,776
2013	14.495708	16.954457	16.96%	0
2012	12.517393	14.495708	15.80%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	8.967930	8.930690	-0.42%	0
2017	9.087898	8.967930	-1.32%	0
2016	9.251540	9.087898	-1.77%	0
2015	9.428842	9.251540	-1.88%	0
2014	9.609534	9.428842	-1.88%	0
2013	9.793689	9.609534	-1.88%	0
2012	9.981900	9.793689	-1.89%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	25.337180	25.420535	0.33%	2,218
2017	19.967845	25.337180	26.89%	2,307
2016	20.107342	19.967845	-0.69%	2,470
2015	19.125707	20.107342	5.13%	2,478
2014	17.436617	19.125707	9.69%	2,735
2013	13.025300	17.436617	33.87%	1,233
2012	11.777201	13.025300	10.60%	1,330
70

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	21.013215	20.175868	-3.98%	4,271
2017	20.078094	21.013215	4.66%	3,994
2016	17.614579	20.078094	13.99%	3,978
2015	19.205069	17.614579	-8.28%	8,559
2014	19.211098	19.205069	-0.03%	8,416
2013	17.722368	19.211098	8.40%	4,266
2012	15.227755	17.722368	16.38%	3,982
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	19.176127	15.459031	-19.38%	0
2017	15.871238	19.176127	20.82%	0
2016	16.004404	15.871238	-0.83%	0
2015	16.468821	16.004404	-2.82%	0
2014	16.548968	16.468821	-0.48%	0
2013	13.504900	16.548968	22.54%	0
2012	12.148058	13.504900	11.17%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.731223	9.619860	-1.14%	0
2017	9.782034	9.731223	-0.52%	0
2016	9.781135	9.782034	0.01%	0
2015	9.884389	9.781135	-1.04%	0
2014	9.978537	9.884389	-0.94%	0
2013	10.226812	9.978537	-2.43%	0
2012	10.085315	10.226812	1.40%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	27.110710	26.577170	-1.97%	578
2017	21.776974	27.110710	24.49%	651
2016	20.918305	21.776974	4.10%	689
2015	22.631646	20.918305	-7.57%	4,533
2014	21.386957	22.631646	5.82%	4,631
2013	16.778015	21.386957	27.47%	4,530
2012	15.061395	16.778015	11.40%	3,184
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.164190	7.653694	-24.70%	0
2017	10.061797	10.164190	1.02%	3,966
2016	8.283760	10.061797	21.46%	3,609
2015	10.881321	8.283760	-23.87%	5,936
2014	12.755113	10.881321	-14.69%	5,291
2013	12.061214	12.755113	5.75%	5,030
2012	12.068050	12.061214	-0.06%	2,456
71

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	16.235803	15.246163	-6.10%	3,571
2017	13.810042	16.235803	17.57%	2,386
2016	13.431473	13.810042	2.82%	2,519
2015	13.645368	13.431473	-1.57%	2,474
2014	13.265182	13.645368	2.87%	2,630
2013	10.636378	13.265182	24.72%	2,652
2012	9.665186	10.636378	10.05%	2,743
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.297955	12.792550	-3.80%	0
2017	12.265719	13.297955	8.42%	0
2016	12.157067	12.265719	0.89%	0
2015	12.336944	12.157067	-1.46%	0
2014	12.163442	12.336944	1.43%	0
2013	10.805607	12.163442	12.57%	0
2012	10.299577	10.805607	4.91%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.851345	11.159673	-5.84%	0
2017	10.615346	11.851345	11.64%	0
2016	10.627721	10.615346	-0.12%	0
2015	10.879997	10.627721	-2.32%	0
2014	10.689834	10.879997	1.78%	0
2013*	10.000000	10.689834	6.90%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.493747	13.662059	-5.74%	0
2017	12.880719	14.493747	12.52%	0
2016	12.667745	12.880719	1.68%	0
2015	12.872101	12.667745	-1.59%	0
2014	12.588087	12.872101	2.26%	0
2013	10.619416	12.588087	18.54%	0
2012	9.883573	10.619416	7.45%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.189642	11.388549	-6.57%	0
2017	10.739286	12.189642	13.51%	0
2016	10.694379	10.739286	0.42%	0
2015	10.979153	10.694379	-2.59%	0
2014	10.771097	10.979153	1.93%	0
2013*	10.000000	10.771097	7.71%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	15.607976	14.589138	-6.53%	0
2017	13.630496	15.607976	14.51%	0
2016	13.293107	13.630496	2.54%	0
2015	13.542482	13.293107	-1.84%	0
2014	13.195977	13.542482	2.63%	0
2013	10.864175	13.195977	21.46%	0
2012	9.994186	10.864175	8.70%	0
72

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.356165	10.816272	-4.75%	0
2017	10.349568	11.356165	9.73%	0
2016	10.423791	10.349568	-0.71%	0
2015	10.681058	10.423791	-2.41%	0
2014	10.564635	10.681058	1.10%	0
2013*	10.000000	10.564635	5.65%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.099997	13.461779	-4.53%	0
2017	12.745192	14.099997	10.63%	0
2016	12.600696	12.745192	1.15%	0
2015	12.802717	12.600696	-1.58%	0
2014	12.563393	12.802717	1.90%	0
2013	10.880075	12.563393	15.47%	0
2012	10.230796	10.880075	6.35%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	35.480471	32.980474	-7.05%	2,538
2017	27.373816	35.480471	29.61%	2,138
2016	27.478776	27.373816	-0.38%	2,409
2015	28.841599	27.478776	-4.73%	2,321
2014	28.568756	28.841599	0.96%	2,416
2013	18.621533	28.568756	53.42%	0
2012	14.850107	18.621533	25.40%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	22.168532	20.533083	-7.38%	672
2017	21.441698	22.168532	3.39%	672
2016	20.961441	21.441698	2.29%	659
2015	20.391919	20.961441	2.79%	2,775
2014	15.969213	20.391919	27.70%	2,958
2013	16.096618	15.969213	-0.79%	2,719
2012	13.939367	16.096618	15.48%	2,329
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	24.110434	21.169410	-12.20%	1,339
2017	21.609855	24.110434	11.57%	1,410
2016	17.091394	21.609855	26.44%	1,560
2015	18.453162	17.091394	-7.38%	1,832
2014	17.572321	18.453162	5.01%	2,001
2013	13.414672	17.572321	30.99%	0
2012	11.527177	13.414672	16.37%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	20.813621	19.575863	-5.95%	1,649
2017	17.231910	20.813621	20.79%	849
2016	17.067223	17.231910	0.96%	834
2015	17.076344	17.067223	-0.05%	5,224
2014	17.134032	17.076344	-0.34%	5,767
2013	12.183026	17.134032	40.64%	3,907
2012	11.809646	12.183026	3.16%	4,005
73

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	20.570285	18.717157	-9.01%	0
2017	18.638670	20.570285	10.36%	0
2016	17.094386	18.638670	9.03%	0
2015	18.135531	17.094386	-5.74%	0
2014	16.663165	18.135531	8.84%	0
2013	12.550697	16.663165	32.77%	0
2012	10.762309	12.550697	16.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	14.289240	12.775072	-10.60%	0
2017	12.298582	14.289240	16.19%	0
2016	11.451860	12.298582	7.39%	0
2015	11.791368	11.451860	-2.88%	0
2014	11.448977	11.791368	2.99%	0
2013	9.171607	11.448977	24.83%	0
2012	8.066766	9.171607	13.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.712839	15.598530	-6.67%	0
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.918254	18.273463	-8.26%	0
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.829154	11.393924	-3.68%	0
2017	11.409267	11.829154	3.68%	0
2016	11.154056	11.409267	2.29%	0
2015	11.340064	11.154056	-1.64%	0
2014	11.126826	11.340064	1.92%	0
2013	10.819547	11.126826	2.84%	0
2012	10.486853	10.819547	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.751427	10.878445	-7.43%	0
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
74

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.119822	11.168512	-7.85%	0
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.699203	12.674210	-7.48%	0
2017	12.365311	13.699203	10.79%	0
2016	11.763836	12.365311	5.11%	0
2015	12.031966	11.763836	-2.23%	0
2014	11.660840	12.031966	3.18%	0
2013	10.191969	11.660840	14.41%	0
2012	9.376088	10.191969	8.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.171717	12.826838	-9.49%	0
2017	12.380471	14.171717	14.47%	0
2016	11.632934	12.380471	6.43%	0
2015	11.945441	11.632934	-2.62%	0
2014	11.601702	11.945441	2.96%	0
2013	9.663808	11.601702	20.05%	0
2012	8.659796	9.663808	11.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	12.931680	12.211243	-5.57%	0
2017	12.069654	12.931680	7.14%	0
2016	11.639007	12.069654	3.70%	0
2015	11.868062	11.639007	-1.93%	0
2014	11.550485	11.868062	2.75%	0
2013	10.655842	11.550485	8.40%	0
2012	10.054350	10.655842	5.98%	0
75

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	25.184665	23.347826	-7.29%	22,446
2017	21.715869	25.184665	15.97%	24,361
2016	22.730346	21.715869	-4.46%	25,486
2015	25.293678	22.730346	-10.13%	23,684
2014	27.230597	25.293678	-7.11%	13,618
2013	22.194124	27.230597	22.69%	0
2012	18.994162	22.194124	16.85%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	19.542211	18.538240	-5.14%	26,566
2017	17.895168	19.542211	9.20%	31,484
2016	17.887134	17.895168	0.04%	27,678
2015	18.302438	17.887134	-2.27%	20,974
2014	17.352060	18.302438	5.48%	11,545
2013	14.306669	17.352060	21.29%	0
2012	13.058173	14.306669	9.56%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	25.831684	24.182691	-6.38%	47,028
2017	21.816205	25.831684	18.41%	41,801
2016	21.447150	21.816205	1.72%	38,510
2015	22.026593	21.447150	-2.63%	36,099
2014	20.482322	22.026593	7.54%	17,748
2013	15.646407	20.482322	30.91%	0
2012	13.455276	15.646407	16.28%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	12.486214	12.008439	-3.83%	16,791
2017	12.242348	12.486214	1.99%	18,636
2016	12.001056	12.242348	2.01%	12,185
2015	12.215211	12.001056	-1.75%	8,892
2014	11.940274	12.215211	2.30%	21,758
2013	12.437728	11.940274	-4.00%	0
2012	11.992524	12.437728	3.71%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.963402	6.433336	-35.43%	22,109
2017	11.631771	9.963402	-14.34%	18,750
2016	8.816341	11.631771	31.93%	15,063
2015	11.549436	8.816341	-23.66%	15,000
2014	13.170323	11.549436	-12.31%	6,556
2013	10.513806	13.170323	25.27%	0
2012	10.577926	10.513806	-0.61%	0
76

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.275821	10.056503	-2.13%	4,756
2017	10.050672	10.275821	2.24%	9,587
2016	9.576139	10.050672	4.96%	1,247
2015	10.032966	9.576139	-4.55%	2,265
2014	10.213696	10.032966	-1.77%	6,889
2013	10.238237	10.213696	-0.24%	0
2012	9.813265	10.238237	4.33%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	20.608515	17.844745	-13.41%	8,414
2017	18.186990	20.608515	13.31%	7,742
2016	17.341682	18.186990	4.87%	5,092
2015	18.057795	17.341682	-3.97%	4,794
2014	16.767145	18.057795	7.70%	5,465
2013	13.193439	16.767145	27.09%	0
2012	11.889700	13.193439	10.97%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	19.652469	18.058862	-8.11%	8,827
2017	16.095038	19.652469	22.10%	18,238
2016	16.928692	16.095038	-4.92%	14,779
2015	16.698646	16.928692	1.38%	12,617
2014	16.869647	16.698646	-1.01%	4,114
2013	14.430550	16.869647	16.90%	0
2012	12.467498	14.430550	15.75%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	8.904182	8.862657	-0.47%	6,995
2017	9.027889	8.904182	-1.37%	0
2016	9.195125	9.027889	-1.82%	0
2015	9.376124	9.195125	-1.93%	0
2014	9.560677	9.376124	-1.93%	53,268
2013	9.748861	9.560677	-1.93%	0
2012	9.941285	9.748861	-1.94%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	25.159251	25.229082	0.28%	21,400
2017	19.837688	25.159251	26.83%	19,850
2016	19.986436	19.837688	-0.74%	18,380
2015	19.020402	19.986436	5.08%	15,557
2014	17.349450	19.020402	9.63%	10,146
2013	12.966784	17.349450	33.80%	0
2012	11.730286	12.966784	10.54%	0
77

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	20.865660	20.023926	-4.03%	26,818
2017	19.947243	20.865660	4.60%	28,153
2016	17.508682	19.947243	13.93%	26,252
2015	19.099347	17.508682	-8.33%	22,902
2014	19.115078	19.099347	-0.08%	20,953
2013	17.642774	19.115078	8.35%	0
2012	15.167126	17.642774	16.32%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	19.041392	15.342536	-19.43%	9,227
2017	15.767740	19.041392	20.76%	9,610
2016	15.908137	15.767740	-0.88%	6,315
2015	16.378123	15.908137	-2.87%	4,171
2014	16.466220	16.378123	-0.54%	5,257
2013	13.444219	16.466220	22.48%	0
2012	12.099654	13.444219	11.11%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.698203	9.582303	-1.20%	5,878
2017	9.753808	9.698203	-0.57%	1,752
2016	9.757876	9.753808	-0.04%	1,664
2015	9.865918	9.757876	-1.10%	1,598
2014	9.964972	9.865918	-0.99%	649
2013	10.218116	9.964972	-2.48%	0
2012	10.081901	10.218116	1.35%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	26.937472	26.393804	-2.02%	14,478
2017	21.648814	26.937472	24.43%	14,627
2016	20.805772	21.648814	4.05%	12,116
2015	22.521384	20.805772	-7.62%	11,742
2014	21.293609	22.521384	5.77%	6,256
2013	16.713295	21.293609	27.41%	0
2012	15.010965	16.713295	11.34%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	10.099209	7.600854	-24.74%	925
2017	10.002546	10.099209	0.97%	2,151
2016	8.239158	10.002546	21.40%	1,847
2015	10.828252	8.239158	-23.91%	786
2014	12.699387	10.828252	-14.73%	0
2013	12.014652	12.699387	5.70%	0
2012	12.027603	12.014652	-0.11%	0
78

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	16.154647	15.162175	-6.14%	74,251
2017	13.747985	16.154647	17.51%	60,991
2016	13.377912	13.747985	2.77%	55,867
2015	13.597893	13.377912	-1.62%	54,715
2014	13.225779	13.597893	2.81%	36,474
2013	10.610184	13.225779	24.65%	0
2012	9.646314	10.610184	9.99%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.231477	12.722067	-3.85%	18,763
2017	12.210605	13.231477	8.36%	19,270
2016	12.108603	12.210605	0.84%	18,799
2015	12.294039	12.108603	-1.51%	19,729
2014	12.127317	12.294039	1.37%	19,594
2013	10.778993	12.127317	12.51%	0
2012	10.279456	10.778993	4.86%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.824935	11.129097	-5.88%	64,350
2017	10.597069	11.824935	11.59%	64,902
2016	10.614812	10.597069	-0.17%	60,391
2015	10.872313	10.614812	-2.37%	56,334
2014	10.687735	10.872313	1.73%	28,145
2013*	10.000000	10.687735	6.88%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.421304	13.586801	-5.79%	137,787
2017	12.822849	14.421304	12.47%	151,517
2016	12.617250	12.822849	1.63%	130,488
2015	12.827329	12.617250	-1.64%	97,377
2014	12.550707	12.827329	2.20%	69,196
2013	10.593273	12.550707	18.48%	0
2012	9.864274	10.593273	7.39%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.162472	11.357336	-6.62%	37,981
2017	10.720792	12.162472	13.45%	37,721
2016	10.681397	10.720792	0.37%	37,502
2015	10.971410	10.681397	-2.64%	34,681
2014	10.768984	10.971410	1.88%	11,085
2013*	10.000000	10.768984	7.69%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	15.529946	14.508751	-6.58%	107,010
2017	13.569256	15.529946	14.45%	112,079
2016	13.240112	13.569256	2.49%	91,643
2015	13.495378	13.240112	-1.89%	106,474
2014	13.156779	13.495378	2.57%	18,665
2013	10.837423	13.156779	21.40%	0
2012	9.974668	10.837423	8.65%	0
79

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.330818	10.786593	-4.80%	15,284
2017	10.331714	11.330818	9.67%	15,078
2016	10.411109	10.331714	-0.76%	15,163
2015	10.673511	10.411109	-2.46%	13,098
2014	10.562556	10.673511	1.05%	8,439
2013*	10.000000	10.562556	5.63%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	14.029471	13.387588	-4.58%	19,585
2017	12.687887	14.029471	10.57%	13,455
2016	12.550415	12.687887	1.10%	13,544
2015	12.758131	12.550415	-1.63%	13,756
2014	12.526026	12.758131	1.85%	8,120
2013	10.853245	12.526026	15.41%	0
2012	10.210796	10.853245	6.29%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	35.231259	32.732026	-7.09%	36,879
2017	27.195349	35.231259	29.55%	33,604
2016	27.313521	27.195349	-0.43%	31,952
2015	28.682753	27.313521	-4.77%	29,702
2014	28.425904	28.682753	0.90%	17,071
2013	18.537850	28.425904	53.34%	544
2012	14.790932	18.537850	25.33%	546
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	22.017506	20.382741	-7.42%	8,028
2017	21.306452	22.017506	3.34%	8,707
2016	20.839799	21.306452	2.24%	7,460
2015	20.283913	20.839799	2.74%	6,649
2014	15.892721	20.283913	27.63%	560
2013	16.027693	15.892721	-0.84%	0
2012	13.886771	16.027693	15.42%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	23.941043	21.009892	-12.24%	5,731
2017	21.468937	23.941043	11.51%	4,191
2016	16.988573	21.468937	26.37%	1,341
2015	18.351503	16.988573	-7.43%	1,270
2014	17.484425	18.351503	4.96%	520
2013	13.354372	17.484425	30.93%	0
2012	11.481233	13.354372	16.31%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	20.667405	19.428369	-6.00%	20,229
2017	17.119561	20.667405	20.72%	13,019
2016	16.964565	17.119561	0.91%	7,837
2015	16.982279	16.964565	-0.10%	5,867
2014	17.048337	16.982279	-0.39%	4,136
2013	12.128271	17.048337	40.57%	0
2012	11.762586	12.128271	3.11%	0
80

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	20.425758	18.576122	-9.06%	12,212
2017	18.517109	20.425758	10.31%	11,794
2016	16.991527	18.517109	8.98%	8,635
2015	18.035612	16.991527	-5.79%	6,230
2014	16.579803	18.035612	8.78%	5,284
2013	12.494276	16.579803	32.70%	0
2012	10.719401	12.494276	16.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	14.211783	12.699306	-10.64%	5,674
2017	12.238126	14.211783	16.13%	5,674
2016	11.401372	12.238126	7.34%	5,674
2015	11.745375	11.401372	-2.93%	5,674
2014	11.410131	11.745375	2.94%	0
2013	9.145135	11.410131	24.77%	0
2012	8.047596	9.145135	13.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.639227	15.521865	-6.72%	1,586
2017	15.269557	16.639227	8.97%	1,589
2016	14.649101	15.269557	4.24%	1,592
2015	14.966448	14.649101	-2.12%	0
2014	14.594888	14.966448	2.55%	0
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.830499	18.183629	-8.30%	0
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.765001	11.326333	-3.73%	0
2017	11.353164	11.765001	3.63%	0
2016	11.104845	11.353164	2.24%	0
2015	11.295799	11.104845	-1.69%	0
2014	11.089040	11.295799	1.86%	0
2013	10.788312	11.089040	2.79%	0
2012	10.461923	10.788312	3.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.723551	10.847076	-7.48%	9,703
2017	10.484880	11.723551	11.81%	11,357
2016	10.115449	10.484880	3.65%	11,371
2015	10.662226	10.115449	-5.13%	8,759
2014	10.613630	10.662226	0.46%	8,795
2013*	10.000000	10.613630	6.14%	0
81

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.091059	11.136286	-7.90%	20,068
2017	10.542483	12.091059	14.69%	20,313
2016	10.052806	10.542483	4.87%	20,607
2015	10.674947	10.052806	-5.83%	20,152
2014	10.701720	10.674947	-0.25%	18,209
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.624943	12.599045	-7.53%	10,048
2017	12.304529	13.624943	10.73%	10,024
2016	11.711967	12.304529	5.06%	9,986
2015	11.985017	11.711967	-2.28%	10,008
2014	11.621254	11.985017	3.13%	7,534
2013	10.162555	11.621254	14.35%	0
2012	9.353805	10.162555	8.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	14.094947	12.750821	-9.54%	606
2017	12.319670	14.094947	14.41%	607
2016	11.581686	12.319670	6.37%	621
2015	11.898881	11.581686	-2.67%	0
2014	11.562375	11.898881	2.91%	0
2013	9.635953	11.562375	19.99%	0
2012	8.639245	9.635953	11.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	12.861554	12.138796	-5.62%	0
2017	12.010310	12.861554	7.09%	0
2016	11.587650	12.010310	3.65%	0
2015	11.821722	11.587650	-1.98%	0
2014	11.511261	11.821722	2.70%	0
2013	10.625068	11.511261	8.34%	0
2012	10.030447	10.625068	5.93%	0
82

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	24.831898	22.997171	-7.39%	10,319
2017	21.433465	24.831898	15.86%	10,282
2016	22.457595	21.433465	-4.56%	11,928
2015	25.015701	22.457595	-10.23%	10,781
2014	26.958851	25.015701	-7.21%	8,150
2013	21.995051	26.958851	22.57%	4,763
2012	18.843042	21.995051	16.73%	2,535
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	19.268463	18.259797	-5.23%	17,099
2017	17.662454	19.268463	9.09%	17,257
2016	17.672500	17.662454	-0.06%	19,721
2015	18.101290	17.672500	-2.37%	15,463
2014	17.178869	18.101290	5.37%	8,933
2013	14.178322	17.178869	21.16%	5,159
2012	12.954267	14.178322	9.45%	3,751
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	25.469793	23.819436	-6.48%	12,573
2017	21.532453	25.469793	18.29%	11,513
2016	21.189751	21.532453	1.62%	11,641
2015	21.784462	21.189751	-2.73%	10,139
2014	20.277847	21.784462	7.43%	9,215
2013	15.506008	20.277847	30.77%	1,214
2012	13.348183	15.506008	16.17%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	12.311288	11.828067	-3.93%	8,392
2017	12.083133	12.311288	1.89%	8,423
2016	11.857033	12.083133	1.91%	8,396
2015	12.080946	11.857033	-1.85%	5,035
2014	11.821092	12.080946	2.20%	2,446
2013	12.326150	11.821092	-4.10%	1,778
2012	11.897106	12.326150	3.61%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.845447	6.350642	-35.50%	11,440
2017	11.505769	9.845447	-14.43%	11,562
2016	8.729727	11.505769	31.80%	11,452
2015	11.447674	8.729727	-23.74%	13,798
2014	13.067622	11.447674	-12.40%	8,318
2013	10.442466	13.067622	25.14%	1,065
2012	10.516905	10.442466	-0.71%	1,023
83

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.206252	9.978185	-2.23%	5,407
2017	9.992785	10.206252	2.14%	5,344
2016	9.530675	9.992785	4.85%	5,173
2015	9.995529	9.530675	-4.65%	2,531
2014	10.185969	9.995529	-1.87%	1,764
2013	10.220863	10.185969	-0.34%	1,657
2012	9.806641	10.220863	4.22%	693
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	20.319782	17.576682	-13.50%	5,163
2017	17.950433	20.319782	13.20%	5,048
2016	17.133546	17.950433	4.77%	5,557
2015	17.859281	17.133546	-4.06%	4,488
2014	16.599744	17.859281	7.59%	5,415
2013	13.075050	16.599744	26.96%	1,246
2012	11.795065	13.075050	10.85%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	19.377138	17.787582	-8.20%	9,127
2017	15.885699	19.377138	21.98%	8,475
2016	16.725532	15.885699	-5.02%	9,421
2015	16.515093	16.725532	1.27%	9,729
2014	16.701243	16.515093	-1.11%	3,991
2013	14.301068	16.701243	16.78%	2,944
2012	12.368269	14.301068	15.63%	2,558
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	8.777927	8.728049	-0.57%	8
2017	8.908945	8.777927	-1.47%	8
2016	9.083219	8.908945	-1.92%	11,767
2015	9.271474	9.083219	-2.03%	11,880
2014	9.463618	9.271474	-2.03%	163
2013	9.659748	9.463618	-2.03%	210
2012	9.860495	9.659748	-2.04%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	24.806738	24.850074	0.17%	8,490
2017	19.579627	24.806738	26.70%	7,150
2016	19.746532	19.579627	-0.85%	6,900
2015	18.811273	19.746532	4.97%	2,836
2014	17.176208	18.811273	9.52%	907
2013	12.850399	17.176208	33.66%	0
2012	11.636899	12.850399	10.43%	0
84

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	20.573357	19.723170	-4.13%	51,769
2017	19.687825	20.573357	4.50%	54,620
2016	17.298565	19.687825	13.81%	54,458
2015	18.889418	17.298565	-8.42%	54,002
2014	18.924285	18.889418	-0.18%	46,012
2013	17.484499	18.924285	8.23%	10,383
2012	15.046434	17.484499	16.20%	5,172
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	18.774642	15.112071	-19.51%	10,388
2017	15.562663	18.774642	20.64%	8,931
2016	15.717206	15.562663	-0.98%	9,198
2015	16.198074	15.717206	-2.97%	7,418
2014	16.301838	16.198074	-0.64%	5,613
2013	13.323575	16.301838	22.35%	4,451
2012	12.003344	13.323575	11.00%	2,776
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.632528	9.507659	-1.30%	1,694
2017	9.697611	9.632528	-0.67%	1,689
2016	9.711528	9.697611	-0.14%	1,586
2015	9.829088	9.711528	-1.20%	1,575
2014	9.937907	9.829088	-1.09%	820
2013	10.200763	9.937907	-2.58%	753
2012	10.075078	10.200763	1.25%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	26.593956	26.030492	-2.12%	13,749
2017	21.394479	26.593956	24.30%	14,255
2016	20.582280	21.394479	3.95%	13,078
2015	22.302211	20.582280	-7.71%	9,026
2014	21.107907	22.302211	5.66%	6,215
2013	16.584441	21.107907	27.28%	1,626
2012	14.910481	16.584441	11.23%	1,097
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	9.970310	7.496138	-24.82%	2,008
2017	9.884940	9.970310	0.86%	1,894
2016	8.150580	9.884940	21.28%	1,510
2015	10.722803	8.150580	-23.99%	1,407
2014	12.588582	10.722803	-14.82%	1,110
2013	11.921974	12.588582	5.59%	256
2012	11.947054	11.921974	-0.21%	0
85

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	15.993425	14.995465	-6.24%	38,932
2017	13.624629	15.993425	17.39%	24,347
2016	13.271364	13.624629	2.66%	19,390
2015	13.503369	13.271364	-1.72%	4,550
2014	13.147248	13.503369	2.71%	3,730
2013	10.557948	13.147248	24.52%	0
2012	9.608647	10.557948	9.88%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.099433	12.582196	-3.95%	6,598
2017	12.101057	13.099433	8.25%	6,762
2016	12.012181	12.101057	0.74%	6,933
2015	12.208594	12.012181	-1.61%	0
2014	12.055329	12.208594	1.27%	0
2013	10.725952	12.055329	12.39%	0
2012	10.239343	10.725952	4.75%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.772183	11.068077	-5.98%	2,821
2017	10.560533	11.772183	11.47%	2,708
2016	10.588982	10.560533	-0.27%	1,486
2015	10.856933	10.588982	-2.47%	1,536
2014	10.683520	10.856933	1.62%	0
2013*	10.000000	10.683520	6.84%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.277340	13.437371	-5.88%	38,651
2017	12.707764	14.277340	12.35%	38,648
2016	12.516737	12.707764	1.53%	38,649
2015	12.738143	12.516737	-1.74%	53,609
2014	12.476175	12.738143	2.10%	15,445
2013	10.541116	12.476175	18.36%	15,610
2012	9.825757	10.541116	7.28%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.108225	11.295084	-6.72%	17,145
2017	10.683833	12.108225	13.33%	16,971
2016	10.655416	10.683833	0.27%	16,976
2015	10.955907	10.655416	-2.74%	16,986
2014	10.764749	10.955907	1.78%	16,995
2013*	10.000000	10.764749	7.65%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	15.374937	14.349206	-6.67%	5,249
2017	13.447482	15.374937	14.33%	5,206
2016	13.134640	13.447482	2.38%	5,179
2015	13.401541	13.134640	-1.99%	5,173
2014	13.078639	13.401541	2.47%	5,163
2013	10.784056	13.078639	21.28%	0
2012	9.935712	10.784056	8.54%	0
86

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.280323	10.727506	-4.90%	0
2017	10.296137	11.280323	9.56%	0
2016	10.385806	10.296137	-0.86%	0
2015	10.658434	10.385806	-2.56%	0
2014	10.558398	10.658434	0.95%	0
2013*	10.000000	10.558398	5.58%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	13.889490	13.240414	-4.67%	0
2017	12.574075	13.889490	10.46%	0
2016	12.450503	12.574075	0.99%	0
2015	12.669497	12.450503	-1.73%	18,773
2014	12.451707	12.669497	1.75%	18,854
2013	10.799857	12.451707	15.30%	18,764
2012	10.170949	10.799857	6.18%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	34.737657	32.240316	-7.19%	17,818
2017	26.841604	34.737657	29.42%	13,601
2016	26.985678	26.841604	-0.53%	15,853
2015	28.367426	26.985678	-4.87%	13,328
2014	28.142111	28.367426	0.80%	9,388
2013	18.371491	28.142111	53.18%	1,905
2012	14.673191	18.371491	25.20%	992
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	21.718440	20.085241	-7.52%	3,224
2017	21.038429	21.718440	3.23%	2,774
2016	20.598569	21.038429	2.14%	3,400
2015	20.069583	20.598569	2.64%	2,629
2014	15.740828	20.069583	27.50%	1,814
2013	15.890708	15.740828	-0.94%	273
2012	13.782165	15.890708	15.30%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	23.605602	20.694258	-12.33%	3,149
2017	21.189677	23.605602	11.40%	1,586
2016	16.784661	21.189677	26.24%	1,657
2015	18.149751	16.784661	-7.52%	1,018
2014	17.309862	18.149751	4.85%	1,894
2013	13.234520	17.309862	30.79%	186
2012	11.389840	13.234520	16.20%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	20.377808	19.136466	-6.09%	34,342
2017	16.896845	20.377808	20.60%	20,206
2016	16.760911	16.896845	0.81%	19,423
2015	16.795549	16.760911	-0.21%	12,779
2014	16.878106	16.795549	-0.49%	8,688
2013	12.019405	16.878106	40.42%	1,650
2012	11.668937	12.019405	3.00%	1,430
87

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	20.139629	18.297103	-9.15%	3,577
2017	18.276289	20.139629	10.20%	3,630
2016	16.787619	18.276289	8.87%	3,844
2015	17.837366	16.787619	-5.89%	3,801
2014	16.414311	17.837366	8.67%	4,850
2013	12.382182	16.414311	32.56%	2,451
2012	10.634100	12.382182	16.44%	1,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	14.057939	12.548951	-10.73%	1,352
2017	12.117981	14.057939	16.01%	1,352
2016	11.300921	12.117981	7.23%	1,352
2015	11.653776	11.300921	-3.03%	0
2014	11.332703	11.653776	2.83%	0
2013	9.092355	11.332703	24.64%	0
2012	8.009338	9.092355	13.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.492792	15.369476	-6.81%	6,105
2017	15.150577	16.492792	8.86%	6,232
2016	14.549762	15.150577	4.13%	5,564
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.637727	11.192309	-3.83%	0
2017	11.241778	11.637727	3.52%	0
2016	11.007090	11.241778	2.13%	0
2015	11.207793	11.007090	-1.79%	0
2014	11.013879	11.207793	1.76%	0
2013	10.726129	11.013879	2.68%	0
2012	10.412271	10.726129	3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.667897	10.784497	-7.57%	5,163
2017	10.445733	11.667897	11.70%	5,163
2016	10.087934	10.445733	3.55%	5,163
2015	10.644088	10.087934	-5.23%	4,782
2014	10.606395	10.644088	0.36%	4,787
2013*	10.000000	10.606395	6.06%	0
88

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.033649	11.072042	-7.99%	2,235
2017	10.503103	12.033649	14.57%	2,285
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.477506	12.449933	-7.62%	0
2017	12.183754	13.477506	10.62%	0
2016	11.608812	12.183754	4.95%	0
2015	11.891585	11.608812	-2.38%	0
2014	11.542434	11.891585	3.02%	0
2013	10.103924	11.542434	14.24%	0
2012	9.309357	10.103924	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	13.942385	12.599861	-9.63%	0
2017	12.198714	13.942385	14.29%	0
2016	11.479650	12.198714	6.26%	0
2015	11.806090	11.479650	-2.77%	0
2014	11.483915	11.806090	2.81%	0
2013	9.580336	11.483915	19.87%	0
2012	8.598172	9.580336	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	12.722356	11.995108	-5.72%	0
2017	11.892409	12.722356	6.98%	0
2016	11.485595	11.892409	3.54%	0
2015	11.729574	11.485595	-2.08%	0
2014	11.433202	11.729574	2.59%	0
2013	10.563793	11.433202	8.23%	0
2012	9.982804	10.563793	5.82%	0
89

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	24.657187	22.823643	-7.44%	0
2017	21.293509	24.657187	15.80%	0
2016	22.322325	21.293509	-4.61%	0
2015	24.877741	22.322325	-10.27%	0
2014	26.823871	24.877741	-7.26%	0
2013	21.896095	26.823871	22.51%	0
2012	18.767874	21.896095	16.67%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	19.132931	18.122067	-5.28%	0
2017	17.547142	19.132931	9.04%	0
2016	17.566077	17.547142	-0.11%	0
2015	18.001461	17.566077	-2.42%	0
2014	17.092862	18.001461	5.32%	0
2013	14.114532	17.092862	21.10%	0
2012	12.902578	14.114532	9.39%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	25.290546	23.639652	-6.53%	0
2017	21.391800	25.290546	18.23%	0
2016	21.062068	21.391800	1.57%	0
2015	21.664249	21.062068	-2.78%	0
2014	20.176252	21.664249	7.37%	0
2013	15.436208	20.176252	30.71%	0
2012	13.294895	15.436208	16.11%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	12.224670	11.738809	-3.97%	0
2017	12.004226	12.224670	1.84%	0
2016	11.785600	12.004226	1.86%	0
2015	12.014294	11.785600	-1.90%	0
2014	11.761885	12.014294	2.15%	0
2013	12.270689	11.761885	-4.15%	0
2012	11.849640	12.270689	3.55%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.786960	6.309671	-35.53%	0
2017	11.443253	9.786960	-14.47%	0
2016	8.686716	11.443253	31.73%	0
2015	11.397094	8.686716	-23.78%	0
2014	13.016543	11.397094	-12.44%	0
2013	10.406958	13.016543	25.08%	0
2012	10.486508	10.406958	-0.76%	0
90

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.171573	9.939163	-2.28%	0
2017	9.963903	10.171573	2.08%	0
2016	9.507976	9.963903	4.80%	0
2015	9.976816	9.507976	-4.70%	0
2014	10.172103	9.976816	-1.92%	0
2013	10.212167	10.172103	-0.39%	0
2012	9.803318	10.212167	4.17%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	20.176766	17.443997	-13.54%	0
2017	17.833163	20.176766	13.14%	0
2016	17.030277	17.833163	4.71%	0
2015	17.760707	17.030277	-4.11%	0
2014	16.516561	17.760707	7.53%	0
2013	13.016172	16.516561	26.89%	0
2012	11.747959	13.016172	10.80%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	19.240849	17.653404	-8.25%	0
2017	15.781984	19.240849	21.92%	0
2016	16.624799	15.781984	-5.07%	0
2015	16.424013	16.624799	1.22%	0
2014	16.617628	16.424013	-1.17%	0
2013	14.236730	16.617628	16.72%	0
2012	12.318918	14.236730	15.57%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	8.715432	8.661452	-0.62%	0
2017	8.850018	8.715432	-1.52%	0
2016	9.027734	8.850018	-1.97%	0
2015	9.219545	9.027734	-2.08%	0
2014	9.415418	9.219545	-2.08%	0
2013	9.615461	9.415418	-2.08%	0
2012	9.820318	9.615461	-2.09%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	24.632233	24.662586	0.12%	0
2017	19.451784	24.632233	26.63%	0
2016	19.627580	19.451784	-0.90%	0
2015	18.707500	19.627580	4.92%	0
2014	17.090180	18.707500	9.46%	0
2013	12.792567	17.090180	33.59%	0
2012	11.590461	12.792567	10.37%	0
91

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	20.428656	19.574390	-4.18%	0
2017	19.559305	20.428656	4.44%	0
2016	17.194391	19.559305	13.75%	0
2015	18.785257	17.194391	-8.47%	0
2014	18.829538	18.785257	-0.24%	0
2013	17.405849	18.829538	8.18%	0
2012	14.986419	17.405849	16.14%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	18.642495	14.997992	-19.55%	0
2017	15.460989	18.642495	20.58%	0
2016	15.622474	15.460989	-1.03%	0
2015	16.108673	15.622474	-3.02%	0
2014	16.220154	16.108673	-0.69%	0
2013	13.263583	16.220154	22.29%	0
2012	11.955422	13.263583	10.94%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.599824	9.470513	-1.35%	0
2017	9.669611	9.599824	-0.72%	0
2016	9.688421	9.669611	-0.19%	0
2015	9.810705	9.688421	-1.25%	0
2014	9.924400	9.810705	-1.15%	0
2013	10.192106	9.924400	-2.63%	0
2012	10.071673	10.192106	1.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	26.423685	25.850543	-2.17%	0
2017	21.268311	26.423685	24.24%	0
2016	20.471332	21.268311	3.89%	0
2015	22.193329	20.471332	-7.76%	0
2014	21.015584	22.193329	5.60%	0
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	9.906409	7.444266	-24.85%	0
2017	9.826578	9.906409	0.81%	0
2016	8.106590	9.826578	21.22%	0
2015	10.670393	8.106590	-24.03%	0
2014	12.533456	10.670393	-14.86%	0
2013	11.875846	12.533456	5.54%	0
2012	11.906926	11.875846	-0.26%	0
92

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	15.913360	14.912732	-6.29%	0
2017	13.563326	15.913360	17.33%	0
2016	13.218387	13.563326	2.61%	0
2015	13.456348	13.218387	-1.77%	0
2014	13.108155	13.456348	2.66%	0
2013	10.531917	13.108155	24.46%	0
2012	9.589851	10.531917	9.82%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	13.033817	12.512737	-4.00%	0
2017	12.046569	13.033817	8.20%	0
2016	11.964187	12.046569	0.69%	0
2015	12.166022	11.964187	-1.66%	0
2014	12.019427	12.166022	1.22%	0
2013	10.699473	12.019427	12.34%	0
2012	10.219295	10.699473	4.70%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.745913	11.037711	-6.03%	0
2017	10.542330	11.745913	11.42%	0
2016	10.576110	10.542330	-0.32%	0
2015	10.849272	10.576110	-2.52%	0
2014	10.681426	10.849272	1.57%	0
2013*	10.000000	10.681426	6.81%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.205848	13.363221	-5.93%	0
2017	12.650574	14.205848	12.29%	0
2016	12.466753	12.650574	1.47%	0
2015	12.693753	12.466753	-1.79%	0
2014	12.439049	12.693753	2.05%	0
2013	10.515115	12.439049	18.30%	0
2012	9.806532	10.515115	7.23%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.081158	11.264049	-6.76%	0
2017	10.665377	12.081158	13.27%	0
2016	10.642424	10.665377	0.22%	0
2015	10.948144	10.642424	-2.79%	0
2014	10.762618	10.948144	1.72%	0
2013*	10.000000	10.762618	7.63%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	15.297948	14.270019	-6.72%	0
2017	13.386954	15.297948	14.28%	0
2016	13.082190	13.386954	2.33%	0
2015	13.354848	13.082190	-2.04%	0
2014	13.039734	13.354848	2.42%	0
2013	10.757461	13.039734	21.22%	0
2012	9.916287	10.757461	8.48%	0
93

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.255095	10.698020	-4.95%	0
2017	10.278341	11.255095	9.50%	0
2016	10.373137	10.278341	-0.91%	0
2015	10.650875	10.373137	-2.61%	0
2014	10.556307	10.650875	0.90%	0
2013*	10.000000	10.556307	5.56%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	13.819931	13.167336	-4.72%	0
2017	12.517472	13.819931	10.41%	0
2016	12.400770	12.517472	0.94%	0
2015	12.625335	12.400770	-1.78%	0
2014	12.414641	12.625335	1.70%	0
2013	10.773209	12.414641	15.24%	0
2012	10.151053	10.773209	6.13%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	34.493309	31.997088	-7.24%	0
2017	26.666354	34.493309	29.35%	0
2016	26.823143	26.666354	-0.58%	0
2015	28.210971	26.823143	-4.92%	0
2014	28.001192	28.210971	0.75%	0
2013	18.288820	28.001192	53.11%	0
2012	14.614640	18.288820	25.14%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	21.570269	19.937974	-7.57%	0
2017	20.905527	21.570269	3.18%	0
2016	20.478861	20.905527	2.08%	0
2015	19.963140	20.478861	2.58%	0
2014	15.665326	19.963140	27.44%	0
2013	15.822571	15.665326	-0.99%	0
2012	13.730088	15.822571	15.24%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	23.439577	20.538152	-12.38%	0
2017	21.051363	23.439577	11.34%	0
2016	16.683572	21.051363	26.18%	0
2015	18.049656	16.683572	-7.57%	0
2014	17.223187	18.049656	4.80%	0
2013	13.174975	17.223187	30.73%	0
2012	11.344386	13.174975	16.14%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	20.234393	18.992022	-6.14%	0
2017	16.786463	20.234393	20.54%	0
2016	16.659906	16.786463	0.76%	0
2015	16.702865	16.659906	-0.26%	0
2014	16.793543	16.702865	-0.54%	0
2013	11.965285	16.793543	40.35%	0
2012	11.622345	11.965285	2.95%	0
94

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	19.997894	18.159011	-9.20%	0
2017	18.156912	19.997894	10.14%	0
2016	16.686469	18.156912	8.81%	0
2015	17.738956	16.686469	-5.93%	0
2014	16.332088	17.738956	8.61%	0
2013	12.326441	16.332088	32.50%	0
2012	10.591647	12.326441	16.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.981606	12.474397	-10.78%	0
2017	12.058311	13.981606	15.95%	0
2016	11.251010	12.058311	7.18%	0
2015	11.608239	11.251010	-3.08%	0
2014	11.294190	11.608239	2.78%	0
2013	9.066081	11.294190	24.58%	0
2012	7.990266	9.066081	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.420068	15.293852	-6.86%	0
2017	15.091454	16.420068	8.80%	0
2016	14.500350	15.091454	4.08%	0
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.569339	17.916533	-8.45%	0
2017	17.409706	19.569339	12.40%	0
2016	16.504731	17.409706	5.48%	0
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.574525	11.125804	-3.88%	0
2017	11.186407	11.574525	3.47%	0
2016	10.958447	11.186407	2.08%	0
2015	11.163962	10.958447	-1.84%	0
2014	10.976410	11.163962	1.71%	0
2013	10.695095	10.976410	2.63%	0
2012	10.387468	10.695095	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
95

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.404321	12.375958	-7.67%	0
2017	12.123774	13.404321	10.56%	0
2016	11.557546	12.123774	4.90%	0
2015	11.845121	11.557546	-2.43%	0
2014	11.503214	11.845121	2.97%	0
2013	10.074741	11.503214	14.18%	0
2012	9.287212	10.074741	8.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	13.866702	12.525034	-9.68%	0
2017	12.138668	13.866702	14.24%	0
2016	11.428960	12.138668	6.21%	0
2015	11.759961	11.428960	-2.81%	0
2014	11.444886	11.759961	2.75%	0
2013	9.552645	11.444886	19.81%	0
2012	8.577705	9.552645	11.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	12.653292	11.923856	-5.76%	0
2017	11.833868	12.653292	6.92%	0
2016	11.434861	11.833868	3.49%	0
2015	11.683725	11.434861	-2.13%	0
2014	11.394315	11.683725	2.54%	0
2013	10.533240	11.394315	8.17%	0
2012	9.959034	10.533240	5.77%	0
96

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	24.483704	22.651409	-7.48%	7,682
2017	21.154458	24.483704	15.74%	7,514
2016	22.187849	21.154458	-4.66%	8,662
2015	24.740504	22.187849	-10.32%	8,177
2014	26.689546	24.740504	-7.30%	7,635
2013	21.797579	26.689546	22.44%	7,251
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	18.998246	17.985246	-5.33%	6,946
2017	17.432499	18.998246	8.98%	6,899
2016	17.460192	17.432499	-0.16%	5,704
2015	17.902102	17.460192	-2.47%	5,677
2014	17.007199	17.902102	5.26%	5,902
2013	14.050975	17.007199	21.04%	5,966
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	25.112544	23.461214	-6.58%	4,497
2017	21.252065	25.112544	18.17%	4,658
2016	20.935148	21.252065	1.51%	5,379
2015	21.544719	20.935148	-2.83%	5,491
2014	20.075177	21.544719	7.32%	5,657
2013	15.366717	20.075177	30.64%	5,953
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	12.138631	11.650217	-4.02%	1,327
2017	11.925815	12.138631	1.78%	1,196
2016	11.714584	11.925815	1.80%	664
2015	11.948003	11.714584	-1.95%	752
2014	11.702956	11.948003	2.09%	766
2013	12.215446	11.702956	-4.20%	618
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.728764	6.268925	-35.56%	5,902
2017	11.381003	9.728764	-14.52%	5,537
2016	8.643868	11.381003	31.67%	4,109
2015	11.346685	8.643868	-23.82%	4,272
2014	12.965608	11.346685	-12.49%	3,380
2013	10.371526	12.965608	25.01%	3,232
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.137029	9.900327	-2.34%	0
2017	9.935130	10.137029	2.03%	0
2016	9.485350	9.935130	4.74%	0
2015	9.958172	9.485350	-4.75%	0
2014	10.158275	9.958172	-1.97%	0
2013	10.203491	10.158275	-0.44%	0
97

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	20.034703	17.312275	-13.59%	0
2017	17.716617	20.034703	13.08%	0
2016	16.927610	17.716617	4.66%	0
2015	17.662674	16.927610	-4.16%	0
2014	16.433782	17.662674	7.48%	0
2013	12.957543	16.433782	26.83%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	19.105402	17.520121	-8.30%	4,117
2017	15.678870	19.105402	21.85%	4,190
2016	16.524585	15.678870	-5.12%	4,106
2015	16.333346	16.524585	1.17%	4,023
2014	16.534342	16.333346	-1.22%	4,188
2013	14.172617	16.534342	16.66%	4,072
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	8.653341	8.595332	-0.67%	0
2017	8.791449	8.653341	-1.57%	0
2016	8.972558	8.791449	-2.02%	0
2015	9.167879	8.972558	-2.13%	0
2014	9.367441	9.167879	-2.13%	0
2013	9.571345	9.367441	-2.13%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	24.458808	24.476370	0.07%	4,365
2017	19.324670	24.458808	26.57%	4,792
2016	19.509266	19.324670	-0.95%	4,972
2015	18.604240	19.509266	4.86%	5,067
2014	17.004535	18.604240	9.41%	5,598
2013	12.734958	17.004535	33.53%	6,084
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	20.284880	19.426652	-4.23%	7,279
2017	19.431545	20.284880	4.39%	7,000
2016	17.090770	19.431545	13.70%	5,472
2015	18.681598	17.090770	-8.52%	5,773
2014	18.735201	18.681598	-0.29%	5,584
2013	17.327477	18.735201	8.12%	5,464
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	18.511286	14.884781	-19.59%	5,912
2017	15.359991	18.511286	20.52%	5,194
2016	15.528333	15.359991	-1.08%	6,572
2015	16.019787	15.528333	-3.07%	6,391
2014	16.138886	16.019787	-0.74%	6,459
2013	13.203872	16.138886	22.23%	6,389
98

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.567221	9.433503	-1.40%	9,559
2017	9.641686	9.567221	-0.77%	8,991
2016	9.665365	9.641686	-0.24%	7,936
2015	9.792374	9.665365	-1.30%	7,926
2014	9.910901	9.792374	-1.20%	8,007
2013	10.183438	9.910901	-2.68%	7,549
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	26.254448	25.671778	-2.22%	2,767
2017	21.142851	26.254448	24.18%	3,075
2016	20.360944	21.142851	3.84%	2,810
2015	22.084944	20.360944	-7.81%	2,843
2014	20.923638	22.084944	5.55%	2,874
2013	16.456449	20.923638	27.15%	2,886
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	9.842935	7.392761	-24.89%	1,748
2017	9.768595	9.842935	0.76%	1,659
2016	8.062864	9.768595	21.16%	2,418
2015	10.618278	8.062864	-24.07%	2,315
2014	12.478628	10.618278	-14.91%	1,857
2013	11.829931	12.478628	5.48%	1,637
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	15.833652	14.830409	-6.34%	0
2017	13.502264	15.833652	17.27%	0
2016	13.165585	13.502264	2.56%	0
2015	13.409435	13.165585	-1.82%	0
2014	13.069136	13.409435	2.60%	0
2013	10.505933	13.069136	24.40%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	12.968554	12.443692	-4.05%	0
2017	11.992354	12.968554	8.14%	0
2016	11.916414	11.992354	0.64%	0
2015	12.123638	11.916414	-1.71%	0
2014	11.983671	12.123638	1.17%	0
2013	10.673086	11.983671	12.28%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.719642	11.007376	-6.08%	0
2017	10.524109	11.719642	11.36%	0
2016	10.563213	10.524109	-0.37%	0
2015	10.841588	10.563213	-2.57%	0
2014	10.679311	10.841588	1.52%	0
2013*	10.000000	10.679311	6.79%	0
99

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	14.134713	13.289467	-5.98%	0
2017	12.593625	14.134713	12.24%	0
2016	12.416955	12.593625	1.42%	0
2015	12.649504	12.416955	-1.84%	0
2014	12.402019	12.649504	2.00%	0
2013	10.489156	12.402019	18.24%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	12.054165	11.233105	-6.81%	0
2017	10.646973	12.054165	13.22%	0
2016	10.629472	10.646973	0.16%	0
2015	10.940398	10.629472	-2.84%	0
2014	10.760505	10.940398	1.67%	0
2013*	10.000000	10.760505	7.61%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	15.221323	14.191246	-6.77%	0
2017	13.326678	15.221323	14.22%	0
2016	13.029916	13.326678	2.28%	0
2015	13.308277	13.029916	-2.09%	0
2014	13.000906	13.308277	2.36%	0
2013	10.730909	13.000906	21.15%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.229936	10.668626	-5.00%	0
2017	10.260592	11.229936	9.45%	0
2016	10.360510	10.260592	-0.96%	0
2015	10.643346	10.360510	-2.66%	0
2014	10.554233	10.643346	0.84%	0
2013*	10.000000	10.554233	5.54%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	13.750736	13.094675	-4.77%	0
2017	12.461138	13.750736	10.35%	0
2016	12.351260	12.461138	0.89%	0
2015	12.581351	12.351260	-1.83%	0
2014	12.377709	12.581351	1.65%	0
2013	10.746644	12.377709	15.18%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	34.250588	31.755610	-7.28%	2,113
2017	26.492197	34.250588	29.29%	2,175
2016	26.661539	26.492197	-0.64%	2,389
2015	28.055341	26.661539	-4.97%	2,291
2014	27.860953	28.055341	0.70%	2,354
2013	18.206509	27.860953	53.03%	2,435
100

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	21.422994	19.791653	-7.61%	0
2017	20.773378	21.422994	3.13%	0
2016	20.359770	20.773378	2.03%	0
2015	19.857187	20.359770	2.53%	0
2014	15.590134	19.857187	27.37%	0
2013	15.754670	15.590134	-1.04%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	23.274502	20.383027	-12.42%	2,035
2017	20.913751	23.274502	11.29%	2,048
2016	16.582956	20.913751	26.12%	1,744
2015	17.949973	16.582956	-7.62%	1,973
2014	17.136827	17.949973	4.75%	2,040
2013	13.115604	17.136827	30.66%	2,042
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	20.092030	18.848712	-6.19%	2,015
2017	16.676848	20.092030	20.48%	2,171
2016	16.559536	16.676848	0.71%	2,555
2015	16.610722	16.559536	-0.31%	2,474
2014	16.709436	16.610722	-0.59%	2,694
2013	11.911433	16.709436	40.28%	2,619
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	19.857120	18.021915	-9.24%	5,215
2017	18.038278	19.857120	10.08%	5,247
2016	16.585889	18.038278	8.76%	5,072
2015	17.641043	16.585889	-5.98%	5,166
2014	16.250250	17.641043	8.56%	5,209
2013	12.270940	16.250250	32.43%	5,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.905673	12.400274	-10.83%	0
2017	11.998920	13.905673	15.89%	0
2016	11.201284	11.998920	7.12%	0
2015	11.562838	11.201284	-3.13%	0
2014	11.255772	11.562838	2.73%	0
2013	9.039861	11.255772	24.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.347581	15.218522	-6.91%	0
2017	15.032484	16.347581	8.75%	0
2016	14.451064	15.032484	4.02%	0
2015	14.794290	14.451064	-2.32%	0
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
101

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.482920	17.828259	-8.49%	0
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	0
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.511628	11.059668	-3.93%	0
2017	11.131297	11.511628	3.42%	0
2016	10.910028	11.131297	2.03%	0
2015	11.120314	10.910028	-1.89%	0
2014	10.939091	11.120314	1.66%	0
2013	10.664189	10.939091	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.612473	10.722252	-7.67%	6,380
2017	10.406707	11.612473	11.59%	6,380
2016	10.060490	10.406707	3.44%	6,380
2015	10.625969	10.060490	-5.32%	6,380
2014	10.599161	10.625969	0.25%	6,380
2013*	10.000000	10.599161	5.99%	6,380
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.976515	11.008152	-8.09%	0
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.331524	12.302419	-7.72%	0
2017	12.064075	13.331524	10.51%	0
2016	11.506490	12.064075	4.85%	0
2015	11.798826	11.506490	-2.48%	0
2014	11.464102	11.798826	2.92%	0
2013	10.045602	11.464102	14.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	13.791324	12.450550	-9.72%	0
2017	12.078831	13.791324	14.18%	0
2016	11.378416	12.078831	6.16%	0
2015	11.713940	11.378416	-2.86%	0
2014	11.405929	11.713940	2.70%	0
2013	9.525000	11.405929	19.75%	0
102

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	12.584558	11.852998	-5.81%	0
2017	11.775585	12.584558	6.87%	0
2016	11.384352	11.775585	3.44%	0
2015	11.638059	11.384352	-2.18%	0
2014	11.355582	11.638059	2.49%	0
2013	10.502793	11.355582	8.12%	0
103

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	23.969822	22.141783	-7.63%	102
2017	20.742133	23.969822	15.56%	577
2016	21.788707	20.742133	-4.80%	536
2015	24.332770	21.788707	-10.46%	474
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	18.599519	17.580626	-5.48%	26
2017	17.092748	18.599519	8.82%	328
2016	17.146114	17.092748	-0.31%	307
2015	17.607074	17.146114	-2.62%	302
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	24.585562	22.933454	-6.72%	48
2017	20.837923	24.585562	17.98%	535
2016	20.558604	20.837923	1.36%	513
2015	21.189700	20.558604	-2.98%	505
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	11.883864	11.388105	-4.17%	55
2017	11.693391	11.883864	1.63%	43
2016	11.503864	11.693391	1.65%	30
2015	11.751101	11.503864	-2.10%	23
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.556119	6.148162	-35.66%	75
2017	11.196154	9.556119	-14.65%	74
2016	8.516499	11.196154	31.46%	45
2015	11.196692	8.516499	-23.94%	31
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.034012	9.784606	-2.49%	64
2017	9.849217	10.034012	1.88%	51
2016	9.417704	9.849217	4.58%	38
2015	9.902331	9.417704	-4.89%	27
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	19.614237	16.922791	-13.72%	66
2017	17.371344	19.614237	12.91%	56
2016	16.623112	17.371344	4.50%	43
2015	17.371587	16.623112	-4.31%	32
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	18.704393	17.125923	-8.44%	0
2017	15.373259	18.704393	21.67%	0
2016	16.227296	15.373259	-5.26%	0
2015	16.064139	16.227296	1.02%	0
104

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	8.469535	8.399794	-0.82%	0
2017	8.617879	8.469535	-1.72%	0
2016	8.808884	8.617879	-2.17%	0
2015	9.014458	8.808884	-2.28%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	23.945459	23.925694	-0.08%	0
2017	18.948016	23.945459	26.37%	757
2016	19.158296	18.948016	-1.10%	797
2015	18.297603	19.158296	4.70%	798
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	19.859189	18.989650	-4.38%	63
2017	19.052882	19.859189	4.23%	1,719
2016	16.783373	19.052882	13.52%	1,677
2015	18.373763	16.783373	-8.66%	1,709
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	18.122687	14.549811	-19.71%	71
2017	15.060551	18.122687	20.33%	60
2016	15.248928	15.060551	-1.24%	52
2015	15.755702	15.248928	-3.22%	34
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.469966	9.323205	-1.55%	67
2017	9.558284	9.469966	-0.92%	53
2016	9.596431	9.558284	-0.40%	38
2015	9.737458	9.596431	-1.45%	28
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	25.752725	25.142364	-2.37%	64
2017	20.770551	25.752725	23.99%	533
2016	20.033038	20.770551	3.68%	530
2015	21.762640	20.033038	-7.95%	501
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	9.654690	7.240196	-25.01%	0
2017	9.596447	9.654690	0.61%	0
2016	7.932900	9.596447	20.97%	0
2015	10.463196	7.932900	-24.18%	0
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	15.596651	14.585897	-6.48%	0
2017	13.320507	15.596651	17.09%	0
2016	13.008250	13.320507	2.40%	0
2015	13.269536	13.008250	-1.97%	0
105

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	12.774450	12.238538	-4.20%	0
2017	11.830939	12.774450	7.97%	0
2016	11.774016	11.830939	0.48%	0
2015	11.997150	11.774016	-1.86%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.641144	10.916782	-6.22%	6,258
2017	10.469618	11.641144	11.19%	6,478
2016	10.524615	10.469618	-0.52%	6,570
2015	10.818556	10.524615	-2.72%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	13.923152	13.070379	-6.12%	0
2017	12.424122	13.923152	12.07%	0
2016	12.268591	12.424122	1.27%	0
2015	12.517565	12.268591	-1.99%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	11.973432	11.140664	-6.96%	0
2017	10.591847	11.973432	13.04%	0
2016	10.590623	10.591847	0.01%	0
2015	10.917161	10.590623	-2.99%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	14.993524	13.957307	-6.91%	0
2017	13.147319	14.993524	14.04%	0
2016	12.874244	13.147319	2.12%	0
2015	13.169476	12.874244	-2.24%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.154717	10.580830	-5.14%	0
2017	10.207474	11.154717	9.28%	0
2016	10.322644	10.207474	-1.12%	0
2015	10.620725	10.322644	-2.81%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	13.544905	12.878780	-4.92%	0
2017	12.293398	13.544905	10.18%	0
2016	12.203651	12.293398	0.74%	0
2015	12.450080	12.203651	-1.98%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	33.531659	31.041098	-7.43%	0
2017	25.975779	33.531659	29.09%	179
2016	26.181849	25.975779	-0.79%	205
2015	27.592904	26.181849	-5.11%	182
106

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	20.986887	19.358846	-7.76%	0
2017	20.381629	20.986887	2.97%	267
2016	20.006380	20.381629	1.88%	222
2015	19.542473	20.006380	2.37%	273
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	22.785893	19.924329	-12.56%	0
2017	20.506042	22.785893	11.12%	0
2016	16.284572	20.506042	25.92%	0
2015	17.654075	16.284572	-7.76%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	19.670151	18.424476	-6.33%	0
2017	16.351664	19.670151	20.29%	0
2016	16.261517	16.351664	0.55%	0
2015	16.336834	16.261517	-0.46%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	19.440290	17.616399	-9.38%	0
2017	17.686650	19.440290	9.92%	582
2016	16.287478	17.686650	8.59%	616
2015	17.350260	16.287478	-6.13%	596
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.679997	12.180211	-10.96%	0
2017	11.822245	13.679997	15.71%	0
2016	11.053250	11.822245	6.96%	0
2015	11.427547	11.053250	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.131804	14.994483	-7.05%	4,829
2017	14.856768	16.131804	8.58%	4,865
2016	14.303997	14.856768	3.86%	4,848
2015	14.666217	14.303997	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.324889	10.863489	-4.07%	0
2017	10.967481	11.324889	3.26%	0
2016	10.765922	10.967481	1.87%	0
2015	10.990270	10.765922	-2.04%	0
107

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.529703	10.629409	-7.81%	6,641
2017	10.348341	11.529703	11.42%	6,605
2016	10.019375	10.348341	3.28%	6,766
2015	10.598807	10.019375	-5.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.891147	10.912834	-8.23%	231
2017	10.405190	11.891147	14.28%	232
2016	9.957330	10.405190	4.50%	242
2015	10.611462	9.957330	-6.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.115200	12.084130	-7.86%	0
2017	11.886473	13.115200	10.34%	0
2016	11.354457	11.886473	4.69%	0
2015	11.660802	11.354457	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	13.567591	12.229669	-9.86%	0
2017	11.901067	13.567591	14.00%	0
2016	11.228117	11.901067	5.99%	0
2015	11.576960	11.228117	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	12.380399	11.642724	-5.96%	0
2017	11.602279	12.380399	6.71%	0
2016	11.233968	11.602279	3.28%	0
2015	11.501958	11.233968	-2.33%	0
108

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	23.632880	21.808061	-7.72%	2,545
2017	20.471451	23.632880	15.44%	2,619
2016	21.526342	20.471451	-4.90%	2,589
2015	24.064422	21.526342	-10.55%	2,839
2014	26.026746	24.064422	-7.54%	2,549
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	18.338012	17.315609	-5.58%	3,189
2017	16.869641	18.338012	8.70%	3,075
2016	16.939598	16.869641	-0.41%	2,985
2015	17.412832	16.939598	-2.72%	1,915
2014	16.584768	17.412832	4.99%	2,032
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	24.239877	22.587715	-6.82%	3,900
2017	20.565912	24.239877	17.86%	4,025
2016	20.310987	20.565912	1.26%	4,175
2015	20.955938	20.310987	-3.08%	3,718
2014	19.576580	20.955938	7.05%	3,930
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	11.716811	11.216469	-4.27%	1,601
2017	11.540788	11.716811	1.53%	1,455
2016	11.365319	11.540788	1.54%	1,366
2015	11.621474	11.365319	-2.20%	1,543
2014	11.412270	11.621474	1.83%	1,532
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.442541	6.068825	-35.73%	43,756
2017	11.074395	9.442541	-14.74%	32,994
2016	8.432500	11.074395	31.33%	25,226
2015	11.097637	8.432500	-24.02%	28,419
2014	12.713568	11.097637	-12.71%	23,802
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	9.965771	9.708066	-2.59%	0
2017	9.792223	9.965771	1.77%	0
2016	9.372786	9.792223	4.48%	0
2015	9.865203	9.372786	-4.99%	0
2014	10.089227	9.865203	-2.22%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	19.338423	16.667636	-13.81%	0
2017	17.144567	19.338423	12.80%	0
2016	16.422871	17.144567	4.39%	0
2015	17.179911	16.422871	-4.41%	0
2014	16.025555	17.179911	7.20%	0
109

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	18.441437	16.867773	-8.53%	1,470
2017	15.172612	18.441437	21.54%	1,430
2016	16.031878	15.172612	-5.36%	1,478
2015	15.886951	16.031878	0.91%	194
2014	16.123665	15.886951	-1.47%	202
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	8.349014	8.271740	-0.93%	0
2017	8.503940	8.349014	-1.82%	0
2016	8.701294	8.503940	-2.27%	0
2015	8.913475	8.701294	-2.38%	0
2014	9.130830	8.913475	-2.38%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	23.608825	23.565047	-0.19%	2,342
2017	18.700710	23.608825	26.25%	2,601
2016	18.927574	18.700710	-1.20%	2,731
2015	18.095762	18.927574	4.60%	1,853
2014	16.582145	18.095762	9.13%	2,130
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	19.580087	18.703506	-4.48%	3,785
2017	18.804298	19.580087	4.13%	3,523
2016	16.581304	18.804298	13.41%	3,612
2015	18.171154	16.581304	-8.75%	3,410
2014	18.269967	18.171154	-0.54%	3,274
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	17.867884	14.330461	-19.80%	368
2017	14.863966	17.867884	20.21%	324
2016	15.065255	14.863966	-1.34%	346
2015	15.581880	15.065255	-3.32%	657
2014	15.737959	15.581880	-0.99%	657
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	9.405595	9.250307	-1.65%	0
2017	9.503008	9.405595	-1.03%	0
2016	9.550684	9.503008	-0.50%	0
2015	9.700957	9.550684	-1.55%	0
2014	9.843526	9.700957	-1.45%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	25.423186	24.795070	-2.47%	12,072
2017	20.525691	25.423186	23.86%	13,160
2016	19.817105	20.525691	3.58%	14,391
2015	21.550138	19.817105	-8.04%	12,833
2014	20.469250	21.550138	5.28%	13,173
110

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	9.531062	7.140109	-25.09%	1,729
2017	9.483226	9.531062	0.50%	1,584
2016	7.847320	9.483226	20.85%	1,438
2015	10.360934	7.847320	-24.26%	277
2014	12.207447	10.360934	-15.13%	231
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2018	15.440389	14.424896	-6.58%	357
2017	13.200518	15.440389	16.97%	362
2016	12.904248	13.200518	2.30%	367
2015	13.176929	12.904248	-2.07%	369
2014	12.875435	13.176929	2.34%	86
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2018	12.646540	12.103530	-4.29%	0
2017	11.724437	12.646540	7.86%	0
2016	11.679938	11.724437	0.38%	0
2015	11.913486	11.679938	-1.96%	0
2014	11.806112	11.913486	0.91%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2018	11.589037	10.856723	-6.32%	0
2017	10.433395	11.589037	11.08%	0
2016	10.498917	10.433395	-0.62%	0
2015	10.803203	10.498917	-2.82%	0
2014	10.668771	10.803203	1.26%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2018	13.783698	12.926140	-6.22%	0
2017	12.312245	13.783698	11.95%	0
2016	12.170531	12.312245	1.16%	0
2015	12.430231	12.170531	-2.09%	4,000
2014	12.218256	12.430231	1.73%	4,082
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2018	11.919832	11.079378	-7.05%	0
2017	10.555199	11.919832	12.93%	0
2016	10.564759	10.555199	-0.09%	0
2015	10.901663	10.564759	-3.09%	0
2014	10.749876	10.901663	1.41%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2018	14.843333	13.803275	-7.01%	0
2017	13.028913	14.843333	13.93%	0
2016	12.771323	13.028913	2.02%	0
2015	13.077582	12.771323	-2.34%	0
2014	12.808265	13.077582	2.10%	0
111

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2018	11.104782	10.522617	-5.24%	0
2017	10.172153	11.104782	9.17%	0
2016	10.297449	10.172153	-1.22%	0
2015	10.605660	10.297449	-2.91%	0
2014	10.543806	10.605660	0.59%	0
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2018	13.409264	12.736686	-5.02%	0
2017	12.182718	13.409264	10.07%	0
2016	12.106140	12.182718	0.63%	0
2015	12.363255	12.106140	-2.08%	0
2014	12.194304	12.363255	1.39%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	33.060170	30.573109	-7.52%	9,822
2017	25.636675	33.060170	28.96%	10,129
2016	25.866466	25.636675	-0.89%	11,582
2015	27.288457	25.866466	-5.21%	10,324
2014	27.168809	27.288457	0.44%	10,794
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	20.700642	19.075146	-7.85%	802
2017	20.124184	20.700642	2.86%	688
2016	19.773831	20.124184	1.77%	671
2015	19.335092	19.773831	2.27%	790
2014	15.219075	19.335092	27.05%	906
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	22.465517	19.623942	-12.65%	1,107
2017	20.238386	22.465517	11.00%	1,116
2016	16.088423	20.238386	25.79%	1,143
2015	17.459314	16.088423	-7.85%	92
2014	16.711099	17.459314	4.48%	97
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	19.393538	18.146658	-6.43%	27,729
2017	16.138170	19.393538	20.17%	12,508
2016	16.065587	16.138170	0.45%	13,359
2015	16.156538	16.065587	-0.56%	12,342
2014	16.294208	16.156538	-0.84%	13,793
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	19.166969	17.350844	-9.48%	244
2017	17.455788	19.166969	9.80%	246
2016	16.091292	17.455788	8.48%	249
2015	17.158845	16.091292	-6.22%	250
2014	15.846549	17.158845	8.28%	254
112

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.531413	12.035507	-11.06%	0
2017	11.705802	13.531413	15.60%	0
2016	10.955565	11.705802	6.85%	0
2015	11.338162	10.955565	-3.37%	0
2014	11.065325	11.338162	2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.989357	14.846773	-7.15%	11,537
2017	14.740619	15.989357	8.47%	23,808
2016	14.206667	14.740619	3.76%	24,259
2015	14.581351	14.206667	-2.57%	28,003
2014	14.284904	14.581351	2.08%	28,681
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.201903	10.734454	-4.17%	0
2017	10.859476	11.201903	3.15%	0
2016	10.670788	10.859476	1.77%	0
2015	10.904321	10.670788	-2.14%	0
2014	10.754082	10.904321	1.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.474777	10.567878	-7.90%	12,094
2017	10.309570	11.474777	11.30%	25,392
2016	9.992039	10.309570	3.18%	25,640
2015	10.580716	9.992039	-5.56%	29,001
2014	10.581054	10.580716	0.00%	29,284
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.834486	10.849645	-8.32%	11,741
2017	10.366191	11.834486	14.16%	25,096
2016	9.930150	10.366191	4.39%	25,751
2015	10.593330	9.930150	-6.26%	28,941
2014	10.668877	10.593330	-0.71%	29,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.972797	11.940621	-7.96%	0
2017	11.769414	12.972797	10.22%	0
2016	11.254116	11.769414	4.58%	0
2015	11.569598	11.254116	-2.73%	0
2014	11.270165	11.569598	2.66%	0
113

Maximum Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	13.420172	12.084331	-9.95%	0
2017	11.783779	13.420172	13.89%	0
2016	11.128822	11.783779	5.89%	0
2015	11.486337	11.128822	-3.11%	0
2014	11.212966	11.486337	2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	12.245962	11.504445	-6.06%	0
2017	11.488005	12.245962	6.60%	0
2016	11.134679	11.488005	3.17%	0
2015	11.411988	11.134679	-2.43%	0
2014	11.163524	11.411988	2.23%	0
114

NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-12:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-12 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

IVY INVESTMENTS
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
Ivy VIP - Asset Strategy: Class II (WRASP)
Ivy VIP - Balanced: Class II (WRBP)
Ivy VIP - Corporate Bond: Class II (WRBDP)
Ivy VIP - Core Equity: Class II (WRCEP)
Ivy VIP - Global Equity Income: Class II (WRDIV)
Ivy VIP - Energy: Class II (WRENG)
Ivy VIP - GB: Class II (WRGBP)
Ivy VIP - Natural Resources: Class II (WRGNR)
Ivy VIP - Growth: Class II (WRGP)
Ivy VIP - High Income: Class II (WRHIP)
Ivy VIP - Global Growth: Class II (WRIP)
Ivy VIP - Intnl Core Equity: Class II (WRI2P)
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
Ivy VIP - Gov MM: Class II (WRMMP)
Ivy VIP - PF Aggressive: Class II (WRPAP)
Ivy VIP - PF Conservative: Class II (WRPCP)
Ivy VIP - PF Moderate: Class II (WRPMP)
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
Ivy VIP - Science and Technology: Class II (WRSTP)
Ivy VIP - Small Cap Growth: Class II (WRSCP)
Ivy VIP - Small Cap Core: Class II (WRSCV)
Ivy VIP - Value: Class II (WRVP)
NATIONWIDE FUNDS GROUP
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
NW VIT - NVIT ID CAF: Class II (NVDCA2)
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

Statement of operations for the period from January 1, 2018 to November 2, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to November 2, 2018 (liquidation) and the year ended December 31, 2017.

IVY INVESTMENTS

Ivy VIP - Micro Cap Growth: Class II (WRMIC)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets**,***:
Investments at fair value:
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
181,491 shares (cost $2,292,249)	$2,034,516
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2,098,801 shares (cost $32,330,767)	30,201,740
NW VIT - NVIT ID CAF: Class II (NVDCA2)
1,955,185 shares (cost $33,692,553)	31,341,616
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
1,073,258 shares (cost $10,791,559)	10,195,955
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2,611,774 shares (cost $31,034,245)	28,886,224
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2,633,965 shares (cost $30,716,229)	30,501,313
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
1,482,333 shares (cost $16,973,715)	15,030,852
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
6,222,319 shares (cost $67,141,982)	64,898,783
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
1,346,747 shares (cost $14,460,504)	13,750,291
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
855,385 shares (cost $4,639,048)	4,406,257
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
7,576,435 shares (cost $40,196,651)	39,298,212
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
37,057,178 shares (cost $201,127,193)	197,644,457
Ivy VIP - Asset Strategy: Class II (WRASP)
5,953,739 shares (cost $60,099,620)	49,367,210
Ivy VIP - Balanced: Class II (WRBP)
3,541,594 shares (cost $30,155,884)	26,403,291
Ivy VIP - Corporate Bond: Class II (WRBDP)
5,116,254 shares (cost $28,003,798)	26,259,173
Ivy VIP - Core Equity: Class II (WRCEP)
4,279,692 shares (cost $51,775,078)	46,229,233
Ivy VIP - Global Equity Income: Class II (WRDIV)
2,324,252 shares (cost $18,541,428)	16,017,115
Ivy VIP - Energy: Class II (WRENG)
1,354,230 shares (cost $8,652,706)	5,234,643
Ivy VIP - GB: Class II (WRGBP)
903,391 shares (cost $4,533,590)	4,343,051
Ivy VIP - Natural Resources: Class II (WRGNR)
1,971,865 shares (cost $9,990,065)	6,990,851
Ivy VIP - Growth: Class II (WRGP)
3,890,893 shares (cost $42,848,565)	42,882,698
Ivy VIP - High Income: Class II (WRHIP)
10,463,400 shares (cost $38,750,819)	34,901,716
Ivy VIP - Global Growth: Class II (WRIP)
1,477,574 shares (cost $12,963,177)	12,803,476
Ivy VIP - Intnl Core Equity: Class II (WRI2P)
827,610 shares (cost $14,273,037)	12,131,032
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)
1,012,553 shares (cost $4,933,213)	4,896,300
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
1,940,605 shares (cost $19,239,781)	21,485,024
Ivy VIP - Gov MM: Class II (WRMMP)
13,829,015 shares (cost $13,829,015)	13,829,015

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Ivy VIP - PF Aggressive: Class II (WRPAP)
8,094,087 shares (cost $40,774,576)	37,255,462
Ivy VIP - PF Conservative: Class II (WRPCP)
13,789,476 shares (cost $71,500,564)	66,667,978
Ivy VIP - PF Moderate: Class II (WRPMP)
102,638,130 shares (cost $540,576,212)	501,407,793
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
115,792,550 shares (cost $619,894,538)	576,982,696
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
29,411,824 shares (cost $155,298,495)	144,047,347
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
1,366,949 shares (cost $11,176,379)	9,024,051
Ivy VIP - Science and Technology: Class II (WRSTP)
2,055,685 shares (cost $45,928,968)	44,891,233
Ivy VIP - Small Cap Growth: Class II (WRSCP)
3,306,305 shares (cost $32,691,986)	25,400,355
Ivy VIP - Small Cap Core: Class II (WRSCV)
546,313 shares (cost $9,068,458)	7,378,180
Ivy VIP - Value: Class II (WRVP)
2,495,705 shares (cost $15,773,542)	14,193,073

Total Investments***	$2,219,212,212

Other Accounts Payable	(16,772)

$2,219,195,440

Contract Owners’ Equity***:
Accumulation units	2,213,106,628
Contracts in payout (annuitization) period (note 1f)	6,088,812

Total Contract Owners’ Equity (note 5)	$2,219,195,440

See accompanying notes to financial statements.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account are unaudited.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$37,467,269	34,368	616,299	580,621	214,809	577,304	552,296	310,306
Mortality and expense risk charges (note 2)	(35,311,268)	(40,706)	(467,393)	(478,128)	(141,842)	(484,744)	(504,190)	(237,286)

Net investment income (loss)	2,156,001	(6,338)	148,906	102,493	72,967	92,560	48,106	73,020

Realized gain (loss) on investments	36,893,037	4,177	457,928	956,110	(273,376)	1,986,527	4,356,680	232,297
Change in unrealized gain (loss) on investments	(295,183,413)	(450,040)	(3,964,945)	(5,805,249)	(341,257)	(7,006,395)	(10,779,668)	(2,036,700)

Net gain (loss) on investments	(258,290,376)	(445,863)	(3,507,017)	(4,849,139)	(614,633)	(5,019,868)	(6,422,988)	(1,804,403)

Reinvested capital gains	128,724,398	217,770	1,364,649	2,101,737	208,629	2,669,113	3,373,776	892,284

Net increase (decrease) in contract owners’ equity resulting from operations	$(127,409,977)	(234,431)	(1,993,462)	(2,644,909)	(333,037)	(2,258,195)	(3,001,106)	(839,099)

Investment Activity:	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP
Reinvested dividends	$1,209,355	272,225	62,524	344,415	1,899,115	1,019,229	465,719	617,081
Mortality and expense risk charges (note 2)	(906,473)	(197,564)	(71,951)	(518,786)	(2,714,251)	(894,937)	(439,721)	(428,269)

Net investment income (loss)	302,882	74,661	(9,427)	(174,371)	(815,136)	124,292	25,998	188,812

Realized gain (loss) on investments	418,455	127,869	(3,100)	90,242	440,002	1,325,106	(932,378)	(673,811)
Change in unrealized gain (loss) on investments	(9,767,212)	(1,951,164)	(429,124)	(2,784,201)	(16,760,798)	(7,051,895)	(802,397)	(616,318)

Net gain (loss) on investments	(9,348,757)	(1,823,295)	(432,224)	(2,693,959)	(16,320,796)	(5,726,789)	(1,734,775)	(1,290,129)

Reinvested capital gains	4,029,447	735,194	150,073	1,122,739	5,834,914	2,207,912	458,724	41,550

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,016,428)	(1,013,440)	(291,578)	(1,745,591)	(11,301,018)	(3,394,585)	(1,250,053)	(1,059,767)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$259,937	344,734	-	118,513	28,938	16,749	2,493,128	71,577
Mortality and expense risk charges (note 2)	(838,335)	(298,195)	(125,083)	(64,773)	(140,736)	(762,376)	(595,200)	(225,103)

Net investment income (loss)	(578,398)	46,539	(125,083)	53,740	(111,798)	(745,627)	1,897,928	(153,526)

Realized gain (loss) on investments	413,452	1,114,248	(261,987)	(31,283)	(327,831)	1,705,389	83,962	445,647
Change in unrealized gain (loss) on investments	(6,696,287)	(5,335,322)	(2,348,359)	(93,808)	(1,850,868)	(5,485,158)	(3,259,141)	(2,196,713)

Net gain (loss) on investments	(6,282,835)	(4,221,074)	(2,610,346)	(125,091)	(2,178,699)	(3,779,769)	(3,175,179)	(1,751,066)

Reinvested capital gains	4,322,002	1,619,997	-	-	-	5,721,646	-	917,575

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,539,231)	(2,554,538)	(2,735,429)	(71,351)	(2,290,497)	1,196,250	(1,277,251)	(987,017)

Investment Activity:	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$225,374	74,244	-	-	216,152	826,927	845,922	8,242,148
Mortality and expense risk charges (note 2)	(214,776)	(68,152)	(119,234)	(392,048)	(195,792)	(655,671)	(1,019,945)	(7,984,526)

Net investment income (loss)	10,598	6,092	(119,234)	(392,048)	20,360	171,256	(174,023)	257,622

Realized gain (loss) on investments	236,001	(33,305)	1,061,732	1,841,254	-	1,115,726	(528,927)	9,359,268
Change in unrealized gain (loss) on investments	(3,469,398)	(2,095)	202,717	(2,652,695)	-	(5,621,795)	(4,004,523)	(62,529,680)

Net gain (loss) on investments	(3,233,397)	(35,400)	1,264,449	(811,441)	-	(4,506,069)	(4,533,450)	(53,170,412)

Reinvested capital gains	394,080	-	366,086	1,213,914	108	2,447,315	2,489,017	26,620,939

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,828,719)	(29,308)	1,511,301	10,425	20,468	(1,887,498)	(2,218,456)	(26,291,851)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$12,151,134	2,193,781	161,485	-	83,190	10,366	327,304
Mortality and expense risk charges (note 2)	(9,084,806)	(2,283,087)	(154,274)	(818,927)	(350,137)	(135,985)	(257,866)

Net investment income (loss)	3,066,328	(89,306)	7,211	(818,927)	(266,947)	(125,619)	69,438

Realized gain (loss) on investments	9,330,589	(800,747)	(336,848)	3,757,368	195,959	17,479	23,163
Change in unrealized gain (loss) on investments	(80,480,550)	(11,803,296)	(1,126,642)	(12,512,539)	(8,976,508)	(2,480,394)	(1,912,996)

Net gain (loss) on investments	(71,149,961)	(12,604,043)	(1,463,490)	(8,755,171)	(8,780,549)	(2,462,915)	(1,889,833)

Reinvested capital gains	33,604,513	6,868,294	690,491	6,794,364	7,076,960	1,642,397	526,189

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,479,120)	(5,825,055)	(765,788)	(2,779,734)	(1,970,536)	(946,137)	(1,294,206)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		GVIDA		NVDBL2		NVDCA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,156,001	(11,570,913)	(6,338)	(21,298)	148,906	128,179	102,493	132,821
Realized gain (loss) on investments	36,893,037	38,122,105	4,177	754,822	457,928	667,849	956,110	717,593
Change in unrealized gain (loss) on investments	(295,183,413)	189,398,473	(450,040)	(418,425)	(3,964,945)	1,382,270	(5,805,249)	2,112,425
Reinvested capital gains	128,724,398	125,204,607	217,770	257,235	1,364,649	792,420	2,101,737	1,264,728

Net increase (decrease) in contract owners’ equity resulting from operations	(127,409,977)	341,154,272	(234,431)	572,334	(1,993,462)	2,970,718	(2,644,909)	4,227,567

Equity transactions:
Purchase payments received from contract owners (note 3)	69,508,188	62,832,804	100,460	11,094	1,732,272	1,620,128	281,081	99,867
Transfers between funds (note 3)	-	-	(290,095)	80,637	290,674	551,794	987,705	3,189,639
Redemptions (note 3)	(388,280,108)	(279,889,861)	(421,139)	(1,815,992)	(2,653,694)	(1,377,946)	(3,493,913)	(1,911,247)
Annuity benefits	(511,982)	(466,995)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(22,731,966)	(22,587,975)	(128)	(265)	(364,200)	(353,966)	(404,262)	(376,650)
Contingent deferred sales charges (note 2)	(1,095,752)	(1,030,865)	(5,298)	(1,577)	(49,862)	(18,711)	(12,428)	(22,405)
Adjustments to maintain reserves	(16,651)	69,748	6	(81)	(2)	(104)	(51)	(86)

Net equity transactions	(343,128,271)	(241,073,144)	(616,194)	(1,726,184)	(1,044,812)	421,195	(2,641,868)	979,118

Net change in contract owners’ equity	(470,538,248)	100,081,128	(850,625)	(1,153,850)	(3,038,274)	3,391,913	(5,286,777)	5,206,685
Contract owners’ equity beginning of period	2,689,733,688	2,589,652,560	2,885,133	4,038,983	33,240,032	29,848,119	36,628,342	31,421,657

Contract owners’ equity end of period	$2,219,195,440	2,689,733,688	2,034,508	2,885,133	30,201,758	33,240,032	31,341,565	36,628,342

CHANGES IN UNITS:
Beginning units	166,850,654	181,422,350	194,831	324,952	1,904,366	1,872,012	1,749,627	1,700,773
Units purchased	11,834,343	10,500,352	25,085	43,608	187,347	281,129	85,666	211,350
Units redeemed	(31,195,271)	(25,072,048)	(68,520)	(173,729)	(248,357)	(248,775)	(211,037)	(162,496)

Ending units	147,489,726	166,850,654	151,396	194,831	1,843,356	1,904,366	1,624,256	1,749,627

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIDC		GVIDM		GVDMA		GVDMC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$72,967	65,986	92,560	118,123	48,106	91,887	73,020	80,074
Realized gain (loss) on investments	(273,376)	(109,577)	1,986,527	2,299,314	4,356,680	2,808,053	232,297	372,807
Change in unrealized gain (loss) on investments	(341,257)	281,913	(7,006,395)	(506,530)	(10,779,668)	593,899	(2,036,700)	181,392
Reinvested capital gains	208,629	229,458	2,669,113	2,229,570	3,373,776	2,791,240	892,284	789,469

Net increase (decrease) in contract owners’ equity resulting from operations	(333,037)	467,780	(2,258,195)	4,140,477	(3,001,106)	6,285,079	(839,099)	1,423,742

Equity transactions:
Purchase payments received from contract owners (note 3)	205,037	598,843	33,294	55,778	21,202	106,273	33,476	133,659
Transfers between funds (note 3)	2,463,326	818,669	331,820	821,166	(621,061)	(511,358)	(87,042)	247,036
Redemptions (note 3)	(3,013,275)	(1,903,882)	(6,953,219)	(5,260,885)	(8,493,368)	(8,101,222)	(2,787,354)	(2,104,429)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(132,126)	(138,160)	(297,218)	(321,824)	(291,641)	(332,841)	(168,839)	(175,105)
Contingent deferred sales charges (note 2)	(7,553)	(11,835)	(15,313)	(17,333)	-	(13,286)	(7,185)	(6,404)
Adjustments to maintain reserves	32	(137)	11	(150)	15	(700)	14	(148)

Net equity transactions	(484,559)	(636,502)	(6,900,625)	(4,723,248)	(9,384,853)	(8,853,134)	(3,016,930)	(1,905,391)

Net change in contract owners’ equity	(817,596)	(168,722)	(9,158,820)	(582,771)	(12,385,959)	(2,568,055)	(3,856,029)	(481,649)
Contract owners’ equity beginning of period	11,013,564	11,182,286	38,045,062	38,627,833	42,887,279	45,455,334	18,886,883	19,368,532

Contract owners’ equity end of period	$10,195,968	11,013,564	28,886,242	38,045,062	30,501,320	42,887,279	15,030,854	18,886,883

CHANGES IN UNITS:
Beginning units	873,905	926,166	2,629,663	2,971,339	2,845,486	3,474,744	1,380,180	1,525,851
Units purchased	277,464	131,476	99,321	125,082	36,559	80,723	45,804	47,727
Units redeemed	(316,318)	(183,737)	(582,057)	(466,758)	(659,853)	(709,981)	(268,435)	(193,398)

Ending units	835,051	873,905	2,146,927	2,629,663	2,222,192	2,845,486	1,157,549	1,380,180

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IDPG2		IDPGI2		WRPMAV		WRPMCV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$302,882	251,217	74,661	61,102	(9,427)	(46,656)	(174,371)	(312,495)
Realized gain (loss) on investments	418,455	224,888	127,869	37,208	(3,100)	(7,677)	90,242	15,824
Change in unrealized gain (loss) on investments	(9,767,212)	7,243,959	(1,951,164)	1,310,439	(429,124)	510,550	(2,784,201)	2,918,571
Reinvested capital gains	4,029,447	625,908	735,194	122,357	150,073	126,940	1,122,739	707,658

Net increase (decrease) in contract owners’ equity resulting from operations	(5,016,428)	8,345,972	(1,013,440)	1,531,106	(291,578)	583,157	(1,745,591)	3,329,558

Equity transactions:
Purchase payments received from contract owners (note 3)	5,726,224	5,574,125	813,250	997,610	147,676	50,950	5,491,919	3,551,721
Transfers between funds (note 3)	56,095	3,058,546	463,356	209,150	(62,178)	(85,677)	748,823	(223,363)
Redemptions (note 3)	(1,405,997)	(1,071,372)	(751,064)	(126,538)	(82,199)	(66,959)	(1,717,936)	(327,310)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(893,350)	(758,507)	(177,635)	(169,421)	(15,303)	(15,148)	(487,818)	(421,885)
Contingent deferred sales charges (note 2)	(49,874)	(12,005)	(25,957)	(5,418)	(95)	(126)	(8,675)	(4,015)
Adjustments to maintain reserves	(27)	(80)	7	(274)	(17)	(37)	30	(53)

Net equity transactions	3,433,071	6,790,707	321,957	905,109	(12,116)	(116,997)	4,026,343	2,575,095

Net change in contract owners’ equity	(1,583,357)	15,136,679	(691,483)	2,436,215	(303,694)	466,160	2,280,752	5,904,653
Contract owners’ equity beginning of period	66,482,109	51,345,430	14,441,768	12,005,553	4,709,933	4,243,773	37,017,474	31,112,821

Contract owners’ equity end of period	$64,898,752	66,482,109	13,750,285	14,441,768	4,406,239	4,709,933	39,298,226	37,017,474

CHANGES IN UNITS:
Beginning units	5,341,688	4,761,203	1,198,821	1,120,857	379,324	389,760	3,178,533	2,948,397
Units purchased	676,238	774,798	157,111	111,194	15,143	11,724	598,899	339,931
Units redeemed	(393,005)	(194,313)	(130,301)	(33,230)	(16,370)	(22,160)	(255,468)	(109,795)

Ending units	5,624,921	5,341,688	1,225,631	1,198,821	378,097	379,324	3,521,964	3,178,533

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPMMV		WRASP		WRBP		WRBDP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(815,136)	(1,556,981)	124,292	25,358	25,998	44,478	188,812	53,700
Realized gain (loss) on investments	440,002	312,576	1,325,106	1,401,889	(932,378)	(1,014,907)	(673,811)	(384,757)
Change in unrealized gain (loss) on investments	(16,760,798)	16,541,758	(7,051,895)	9,010,865	(802,397)	2,977,335	(616,318)	953,255
Reinvested capital gains	5,834,914	4,532,961	2,207,912	-	458,724	900,222	41,550	241,854

Net increase (decrease) in contract owners’ equity resulting from operations	(11,301,018)	19,830,314	(3,394,585)	10,438,112	(1,250,053)	2,907,128	(1,059,767)	864,052

Equity transactions:
Purchase payments received from contract owners (note 3)	22,923,095	19,298,882	527,771	632,400	1,020,037	576,040	532,937	513,166
Transfers between funds (note 3)	3,524,739	(37,519)	(2,629,228)	(3,487,936)	266,670	241,408	24,972	(626,465)
Redemptions (note 3)	(4,829,254)	(3,088,979)	(12,210,188)	(9,872,133)	(4,522,319)	(4,734,942)	(4,920,510)	(5,327,612)
Annuity benefits	-	-	(34,793)	(34,064)	(4,761)	(6,042)	(7,466)	(9,396)
Contract maintenance charges (note 2)	(2,579,533)	(2,224,848)	(6,901)	(8,706)	(2,906)	(3,378)	(2,568)	(3,073)
Contingent deferred sales charges (note 2)	(154,180)	(80,694)	(16,144)	(24,049)	(6,990)	(12,119)	(10,475)	(9,701)
Adjustments to maintain reserves	(7)	(14)	(1,357)	(679)	(40)	(207)	38	(235)

Net equity transactions	18,884,860	13,866,828	(14,370,840)	(12,795,167)	(3,250,309)	(3,939,240)	(4,383,072)	(5,463,316)

Net change in contract owners’ equity	7,583,842	33,697,142	(17,765,425)	(2,357,055)	(4,500,362)	(1,032,112)	(5,442,839)	(4,599,264)
Contract owners’ equity beginning of period	190,060,598	156,363,456	67,131,239	69,488,294	30,903,621	31,935,733	31,702,043	36,301,307

Contract owners’ equity end of period	$197,644,440	190,060,598	49,365,814	67,131,239	26,403,259	30,903,621	26,259,204	31,702,043

CHANGES IN UNITS:
Beginning units	15,645,980	14,451,880	2,429,938	2,939,549	1,442,927	1,635,291	2,340,899	2,746,268
Units purchased	2,239,836	1,893,482	85,260	136,689	143,865	112,151	194,232	170,608
Units redeemed	(704,324)	(699,382)	(601,935)	(646,300)	(294,110)	(304,515)	(528,173)	(575,977)

Ending units	17,181,492	15,645,980	1,913,263	2,429,938	1,292,682	1,442,927	2,006,958	2,340,899

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRCEP		WRDIV		WRENG		WRGBP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(578,398)	(590,417)	46,539	(45,031)	(125,083)	(76,680)	53,740	60,582
Realized gain (loss) on investments	413,452	8,177	1,114,248	1,423,590	(261,987)	(195,055)	(31,283)	(30,980)
Change in unrealized gain (loss) on investments	(6,696,287)	8,117,204	(5,335,322)	953,098	(2,348,359)	(1,421,727)	(93,808)	96,093
Reinvested capital gains	4,322,002	2,269,943	1,619,997	802,839	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,539,231)	9,804,907	(2,554,538)	3,134,496	(2,735,429)	(1,693,462)	(71,351)	125,695

Equity transactions:
Purchase payments received from contract owners (note 3)	1,408,863	1,082,053	450,207	290,220	102,340	323,408	166,583	129,618
Transfers between funds (note 3)	(1,779,476)	(790,329)	(867,034)	(989,354)	(352,832)	193,944	277,752	(5,091)
Redemptions (note 3)	(8,327,111)	(7,181,262)	(4,368,915)	(4,080,124)	(823,396)	(1,184,572)	(221,307)	(879,256)
Annuity benefits	(22,994)	(20,454)	(10,699)	(12,147)	(1,205)	(1,276)	-	-
Contract maintenance charges (note 2)	(3,876)	(4,457)	(2,579)	(3,061)	(537)	(695)	(133)	(147)
Contingent deferred sales charges (note 2)	(21,439)	(9,691)	(5,698)	(6,461)	(2,532)	(2,731)	1,057	(1,259)
Adjustments to maintain reserves	25	(972)	(2,939)	(451)	(12)	(21)	(18)	(59)

Net equity transactions	(8,746,008)	(6,925,112)	(4,807,657)	(4,801,378)	(1,078,174)	(671,943)	223,934	(756,194)

Net change in contract owners’ equity	(11,285,239)	2,879,795	(7,362,195)	(1,666,882)	(3,813,603)	(2,365,405)	152,583	(630,499)
Contract owners’ equity beginning of period	57,514,470	54,634,675	23,376,370	25,043,252	9,048,257	11,413,662	4,190,451	4,820,950

Contract owners’ equity end of period	$46,229,231	57,514,470	16,014,175	23,376,370	5,234,654	9,048,257	4,343,034	4,190,451

CHANGES IN UNITS:
Beginning units	2,034,888	2,301,348	1,047,662	1,281,688	864,203	936,238	395,190	466,442
Units purchased	115,090	137,275	71,494	56,785	91,667	205,357	68,351	35,599
Units redeemed	(411,782)	(403,735)	(295,589)	(290,811)	(182,608)	(277,392)	(47,131)	(106,851)

Ending units	1,738,196	2,034,888	823,567	1,047,662	773,262	864,203	416,410	395,190

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRGNR		WRGP		WRHIP		WRIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(111,798)	(143,330)	(745,627)	(610,647)	1,897,928	1,788,428	(153,526)	(209,174)
Realized gain (loss) on investments	(327,831)	163,448	1,705,389	1,338,105	83,962	278,335	445,647	489,715
Change in unrealized gain (loss) on investments	(1,850,868)	82,163	(5,485,158)	6,836,244	(3,259,141)	106,746	(2,196,713)	2,284,504
Reinvested capital gains	-	-	5,721,646	4,438,103	-	-	917,575	384,057

Net increase (decrease) in contract owners’ equity resulting from operations	(2,290,497)	102,281	1,196,250	12,001,805	(1,277,251)	2,173,509	(987,017)	2,949,102

Equity transactions:
Purchase payments received from contract owners (note 3)	37,121	117,206	1,682,336	1,292,270	329,069	785,389	551,013	314,553
Transfers between funds (note 3)	(392,931)	(48,255)	(2,812,126)	(90,640)	(25,913)	43,078	121,183	171,828
Redemptions (note 3)	(1,250,427)	(1,375,701)	(8,817,979)	(7,472,041)	(5,318,980)	(5,993,420)	(2,030,145)	(1,544,807)
Annuity benefits	(2,017)	(2,446)	(27,553)	(28,020)	(21,217)	(20,992)	(8,623)	(7,743)
Contract maintenance charges (note 2)	(1,032)	(1,314)	(4,310)	(5,001)	(3,155)	(3,484)	(1,194)	(1,316)
Contingent deferred sales charges (note 2)	(1,051)	(1,253)	(22,547)	(6,397)	(13,348)	(16,787)	(2,644)	(6,001)
Adjustments to maintain reserves	(26)	152	(3,257)	(480)	90	(316)	(959)	(125)

Net equity transactions	(1,610,363)	(1,311,611)	(10,005,436)	(6,310,309)	(5,053,454)	(5,206,532)	(1,371,369)	(1,073,611)

Net change in contract owners’ equity	(3,900,860)	(1,209,330)	(8,809,186)	5,691,496	(6,330,705)	(3,033,023)	(2,358,386)	1,875,491
Contract owners’ equity beginning of period	10,891,714	12,101,044	51,688,620	45,997,124	41,232,492	44,265,515	15,160,902	13,285,411

Contract owners’ equity end of period	$6,990,854	10,891,714	42,879,434	51,688,620	34,901,787	41,232,492	12,802,516	15,160,902

CHANGES IN UNITS:
Beginning units	1,012,288	1,139,208	1,852,364	2,102,015	1,803,974	2,029,935	701,207	752,657
Units purchased	60,678	101,061	134,367	182,805	101,163	130,443	64,459	62,709
Units redeemed	(214,072)	(227,981)	(462,435)	(432,456)	(318,940)	(356,404)	(122,855)	(114,159)

Ending units	858,894	1,012,288	1,524,296	1,852,364	1,586,197	1,803,974	642,811	701,207

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRI2P		WRLTBP		WRMIC		WRMCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,598	(10,358)	6,092	5,733	(119,234)	(131,128)	(392,048)	(377,811)
Realized gain (loss) on investments	236,001	88,209	(33,305)	(4,607)	1,061,732	3,435	1,841,254	1,444,755
Change in unrealized gain (loss) on investments	(3,469,398)	2,747,479	(2,095)	(1,980)	202,717	689,409	(2,652,695)	3,726,418
Reinvested capital gains	394,080	-	-	-	366,086	25,669	1,213,914	759,263

Net increase (decrease) in contract owners’ equity resulting from operations	(2,828,719)	2,825,330	(29,308)	(854)	1,511,301	587,385	10,425	5,552,625

Equity transactions:
Purchase payments received from contract owners (note 3)	515,627	257,528	121,682	30,295	387,221	449,178	1,054,741	638,607
Transfers between funds (note 3)	711,459	(214,015)	794,338	(448,413)	(9,296,056)	(100,388)	(969,111)	(348,361)
Redemptions (note 3)	(1,532,385)	(1,321,193)	(431,475)	(798,860)	(1,170,220)	(844,309)	(3,996,062)	(4,258,087)
Annuity benefits	(2,660)	(1,656)	(384)	(410)	(963)	(1,276)	(7,823)	(6,514)
Contract maintenance charges (note 2)	(1,069)	(1,264)	(148)	(176)	(389)	(606)	(1,589)	(1,840)
Contingent deferred sales charges (note 2)	(2,832)	(2,204)	216	(3,257)	(1,702)	(1,558)	(6,666)	(6,899)
Adjustments to maintain reserves	(17)	(956)	7	(58)	(2,900)	(171)	(17)	(898)

Net equity transactions	(311,877)	(1,283,760)	484,236	(1,220,879)	(10,085,009)	(499,130)	(3,926,527)	(3,983,992)

Net change in contract owners’ equity	(3,140,596)	1,541,570	454,928	(1,221,733)	(8,573,708)	88,255	(3,916,102)	1,568,633
Contract owners’ equity beginning of period	15,271,633	13,730,063	4,441,382	5,663,115	8,573,708	8,485,453	25,401,114	23,832,481

Contract owners’ equity end of period	$12,131,037	15,271,633	4,896,310	4,441,382	-	8,573,708	21,485,012	25,401,114

CHANGES IN UNITS:
Beginning units	737,328	803,291	443,247	563,881	374,928	397,390	888,063	1,043,311
Units purchased	105,628	61,335	154,627	36,412	28,217	36,298	79,481	88,451
Units redeemed	(118,040)	(127,298)	(104,674)	(157,046)	(403,145)	(58,760)	(204,752)	(243,699)

Ending units	724,916	737,328	493,200	443,247	-	374,928	762,792	888,063

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRMMP		WRPAP		WRPCP		WRPMP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$20,360	(136,514)	171,256	(256,449)	(174,023)	(511,076)	257,622	(3,672,700)
Realized gain (loss) on investments	-	-	1,115,726	2,338,626	(528,927)	(138,875)	9,359,268	6,325,918
Change in unrealized gain (loss) on investments	-	-	(5,621,795)	2,892,462	(4,004,523)	4,209,373	(62,529,680)	40,837,765
Reinvested capital gains	108	1,006	2,447,315	3,611,304	2,489,017	3,165,546	26,620,939	34,080,751

Net increase (decrease) in contract owners’ equity resulting from operations	20,468	(135,508)	(1,887,498)	8,585,943	(2,218,456)	6,724,968	(26,291,851)	77,571,734

Equity transactions:
Purchase payments received from contract owners (note 3)	7,548,702	8,667,059	1,980,488	490,338	3,337,582	1,484,543	1,911,219	4,073,914
Transfers between funds (note 3)	15,854,293	9,420,917	(1,327,380)	(455,766)	5,676,764	50,321	(7,872,321)	8,003
Redemptions (note 3)	(25,368,572)	(20,857,206)	(11,705,858)	(9,208,969)	(15,746,481)	(9,211,832)	(91,809,271)	(53,788,764)
Annuity benefits	(36,866)	(13,255)	-	-	-	-	(37,302)	(35,984)
Contract maintenance charges (note 2)	(4,542)	(4,416)	(224,753)	(277,665)	(773,535)	(748,379)	(6,216,179)	(6,377,278)
Contingent deferred sales charges (note 2)	(3,867)	(1,821)	(5,062)	(6,182)	(49,643)	(44,322)	(187,814)	(292,999)
Adjustments to maintain reserves	(102)	(249)	(20)	(96)	(9)	(42)	(137)	(120)

Net equity transactions	(2,010,954)	(2,788,971)	(11,282,585)	(9,458,340)	(7,555,322)	(8,469,711)	(104,211,805)	(56,413,228)

Net change in contract owners’ equity	(1,990,486)	(2,924,479)	(13,170,083)	(872,397)	(9,773,778)	(1,744,743)	(130,503,656)	21,158,506
Contract owners’ equity beginning of period	15,818,758	18,743,237	50,425,537	51,297,934	76,441,739	78,186,482	631,911,413	610,752,907

Contract owners’ equity end of period	$13,828,272	15,818,758	37,255,454	50,425,537	66,667,961	76,441,739	501,407,757	631,911,413

CHANGES IN UNITS:
Beginning units	1,626,895	1,921,950	2,955,926	3,550,709	5,451,260	6,080,380	41,242,468	45,102,323
Units purchased	3,220,966	2,870,791	159,047	45,501	805,326	343,513	417,053	775,000
Units redeemed	(3,440,865)	(3,165,846)	(798,590)	(640,284)	(1,344,636)	(972,633)	(7,135,988)	(4,634,855)

Ending units	1,406,996	1,626,895	2,316,383	2,955,926	4,911,950	5,451,260	34,523,533	41,242,468

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,066,328	(3,528,075)	(89,306)	(999,835)	7,211	(21,039)	(818,927)	(780,978)
Realized gain (loss) on investments	9,330,589	9,390,636	(800,747)	1,169,378	(336,848)	524,838	3,757,368	4,374,795
Change in unrealized gain (loss) on investments	(80,480,550)	53,442,848	(11,803,296)	10,553,558	(1,126,642)	(1,547,658)	(12,512,539)	5,527,950
Reinvested capital gains	33,604,513	43,605,316	6,868,294	8,491,875	690,491	1,507,509	6,794,364	4,473,447

Net increase (decrease) in contract owners’ equity resulting from operations	(34,479,120)	102,910,725	(5,825,055)	19,214,976	(765,788)	463,650	(2,779,734)	13,595,214

Equity transactions:
Purchase payments received from contract owners (note 3)	3,230,875	5,143,940	970,644	459,344	100,865	254,589	2,113,445	1,577,102
Transfers between funds (note 3)	(7,237,453)	(2,631,638)	(2,370,117)	(6,455,012)	(449,681)	(675,754)	(950,934)	(1,095,245)
Redemptions (note 3)	(108,984,821)	(70,017,509)	(22,509,967)	(18,069,324)	(1,559,172)	(1,480,885)	(7,282,108)	(6,768,185)
Annuity benefits	(240,480)	(221,960)	-	-	(1,964)	(2,233)	(17,731)	(18,269)
Contract maintenance charges (note 2)	(7,905,006)	(8,040,011)	(1,754,591)	(1,802,495)	(855)	(1,110)	(4,277)	(4,832)
Contingent deferred sales charges (note 2)	(310,306)	(294,681)	(55,671)	(61,478)	(1,887)	(5,562)	(16,911)	(11,169)
Adjustments to maintain reserves	(693)	78,262	(24)	(122)	(61)	(179)	(2,973)	(28)

Net equity transactions	(121,447,884)	(75,983,597)	(25,719,726)	(25,929,087)	(1,912,755)	(1,911,134)	(6,161,489)	(6,320,626)

Net change in contract owners’ equity	(155,927,004)	26,927,128	(31,544,781)	(6,714,111)	(2,678,543)	(1,447,484)	(8,941,223)	7,274,588
Contract owners’ equity beginning of period	732,909,733	705,982,605	175,592,118	182,306,229	11,702,564	13,150,048	53,829,359	46,554,771

Contract owners’ equity end of period	$576,982,729	732,909,733	144,047,337	175,592,118	9,024,021	11,702,564	44,888,136	53,829,359

CHANGES IN UNITS:
Beginning units	44,138,302	49,109,286	11,803,013	13,632,000	496,867	580,476	1,387,515	1,555,156
Units purchased	388,089	353,271	241,714	149,244	31,973	44,118	92,597	107,659
Units redeemed	(7,590,869)	(5,324,255)	(1,954,384)	(1,978,231)	(116,841)	(127,727)	(237,509)	(275,300)

Ending units	36,935,522	44,138,302	10,090,343	11,803,013	411,999	496,867	1,242,603	1,387,515

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRSCP		WRSCV		WRVP
	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(266,947)	(293,391)	(125,619)	(140,221)	69,438	(6,297)
Realized gain (loss) on investments	195,959	493,339	17,479	223,810	23,163	316,608
Change in unrealized gain (loss) on investments	(8,976,508)	3,044,055	(2,480,394)	(139,343)	(1,912,996)	1,268,136
Reinvested capital gains	7,076,960	476,118	1,642,397	1,121,723	526,189	378,118

Net increase (decrease) in contract owners’ equity resulting from operations	(1,970,536)	3,720,121	(946,137)	1,065,969	(1,294,206)	1,956,565

Equity transactions:
Purchase payments received from contract owners (note 3)	1,265,852	629,836	303,647	180,233	348,335	341,045
Transfers between funds (note 3)	8,067,339	491,187	(148,887)	60,671	(119,452)	(337,415)
Redemptions (note 3)	(2,320,444)	(2,010,263)	(1,192,239)	(1,190,368)	(3,257,344)	(3,261,476)
Annuity benefits	(9,235)	(7,854)	(1,731)	(1,626)	(13,515)	(13,378)
Contract maintenance charges (note 2)	(1,430)	(1,419)	(801)	(999)	(1,558)	(2,233)
Contingent deferred sales charges (note 2)	(7,846)	(2,854)	(1,916)	(836)	(5,614)	(4,785)
Adjustments to maintain reserves	847	(208)	50	(93)	(2,158)	(37)

Net equity transactions	6,995,083	(901,575)	(1,041,877)	(953,018)	(3,051,306)	(3,278,279)

Net change in contract owners’ equity	5,024,547	2,818,546	(1,988,014)	112,951	(4,345,512)	(1,321,714)
Contract owners’ equity beginning of period	20,373,614	17,555,068	9,366,225	9,253,274	18,536,435	19,858,149

Contract owners’ equity end of period	$25,398,161	20,373,614	7,378,211	9,366,225	14,190,923	18,536,435

CHANGES IN UNITS:
Beginning units	890,899	925,889	360,005	397,680	805,994	960,055
Units purchased	443,135	98,352	31,893	35,697	59,498	71,004
Units redeemed	(150,499)	(133,342)	(70,174)	(73,372)	(190,630)	(225,065)

Ending units	1,183,535	890,899	321,724	360,005	674,862	805,994

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-12 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Balanced: Class II (WRBP)

Ivy VIP - Corporate Bond: Class II (WRBDP)

Ivy VIP - Core Equity: Class II (WRCEP)

Ivy VIP - Global Equity Income: Class II (WRDIV)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - GB: Class II (WRGBP)

Ivy VIP - Natural Resources: Class II (WRGNR)

Ivy VIP - Growth: Class II (WRGP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Global Growth: Class II (WRIP)

Ivy VIP - Intnl Core Equity: Class II (WRI2P)

Ivy VIP - Limited-Term Bond: Class II (WRLTBP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Gov MM: Class II (WRMMP)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)

Ivy VIP - Science and Technology: Class II (WRSTP)

Ivy VIP - Small Cap Growth: Class II (WRSCP)

Ivy VIP - Small Cap Core: Class II (WRSCV)

Ivy VIP - Value: Class II (WRVP)

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
Ivy VIP - Micro Cap Growth: Class II (WRMIC)		11/2/2018

There were no subaccount name changes for the two-year period ended December 31, 2018.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.50% to 4.30%.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.25% - 1.50% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Five-Year Enhanced Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
One-Month Enhanced Death Benefit Option	0.30%
Combination Enhanced Death Benefit Option	0.40% - 0.65%
Combination Enhanced III Death Benefit Option	0.65%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.50%
4% Extra Value Credit Option	0.60%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Spousal Protection Annuity Option	0.10%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.30% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

The following table provides variable account charges by asset fee rates for the period ended December 31, 2018.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	15,072,674	11,997	73,843	274,541	62,380	239,149	271,633	90,012
1.30%	5,272,813	416	187,325	16,738	41,757	23,772	28,342	56,497
1.35%	1,161,892	1,564	34,210	18,145	11,743	33,531	61,612	15,058
1.40%	4,812,432	1,996	34,126	67,678	11,819	57,480	60,638	14,553
1.45%	1,257,492	422	29,277	21,147	3,531	1,246	366	4,680
1.50%	1,658,016	463	5,928	26,012	2,151	19,837	49,283	5,033
1.55%	1,130,425	295	9,985	4,155	99	6,237	2,819	14,696
1.60%	704,441	5,539	10,466	3,561	2,896	3,080	992	788
1.65%	920,562	107	7,421	3,344	2,456	11,994	7,115	9,441
1.70%	495,716	8,444	14,426	11,702	-	1,205	2,244	1,747
1.75%	497,594	469	4,095	16,608	-	8,058	7,867	144
1.80%	113,564	-	10,059	1,069	-	-	-	1,549
1.85%	569,082	5,158	18,806	-	1,400	27,201	2,602	5,080
1.90%	82,960	-	551	-	-	665	-	538
1.95%	332,428	1,586	1,273	-	-	5,728	779	-
2.00%	545,332	1,099	11,420	7,110	1,610	25,375	5,376	4,114
2.05%	161,312	392	2,092	-	-	-	-	-
2.10%	234,768	25	5,353	-	-	10,423	490	433
2.15%	139,885	547	-	-	-	2,034	2,032	9,202
2.20%	1,141	-	450	-	-	-	-	210
2.25%	36,497	-	-	6,318	-	6,840	-	2,680
2.30%	7,214	-	1,797	-	-	-	-	-
2.35%	16,826	-	-	-	-	889	-	831
2.40%	76,055	-	4,490	-	-	-	-	-
2.45%	3,050	-	-	-	-	-	-	-
2.50%	5,994	-	-	-	-	-	-	-
2.60%	1,103	187	-	-	-	-	-	-

Totals	$35,311,268	$40,706	$467,393	$478,128	$141,842	$484,744	$504,190	$237,286

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP

1.25%	$16,764	2,051	1,136	3,707	4,528	159,656	68,250	70,390
1.30%	623,047	133,776	32,106	393,147	1,906,267	58,515	24,591	19,220
1.35%	52,278	4,974	34	31,787	56,772	20,024	9,943	8,082
1.40%	124,665	17,826	141	28,549	237,910	190,101	109,288	104,907
1.45%	49,056	16,650	9,306	36,480	282,308	37,818	35,434	23,277
1.50%	596	-	-	562	2,759	101,919	44,021	57,513
1.55%	19,870	6,916	1,988	6,159	97,687	68,291	29,175	29,368
1.60%	4,037	2,871	4,176	13,670	76,750	43,273	24,746	23,730
1.65%	3,765	347	-	1,177	8,650	71,484	23,912	32,157
1.70%	1,828	-	9,459	161	18,860	21,208	12,144	9,144
1.75%	-	584	-	-	349	36,416	17,848	26,244
1.80%	1,147	1,136	-	-	-	10,228	4,264	3,621
1.85%	742	-	-	-	-	12,081	4,489	4,170
1.90%	-	-	-	-	-	7,324	1,004	1,296
1.95%	4,705	2,537	9,261	3,387	15,145	12,113	11,973	4,618
2.00%	-	-	-	-	3,854	16,822	6,004	5,236
2.05%	548	1,225	4,344	-	676	6,495	6,974	2,093
2.10%	-	-	-	-	-	14,811	1,189	2,355
2.15%	-	1,580	-	-	-	4,074	2,931	332
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	62	1,737	-	-	1,736	214	89	12
2.35%	-	-	-	-	-	36	-	-
2.40%	3,363	3,354	-	-	-	1,519	1,426	435
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	267	26	-
2.60%	-	-	-	-	-	248	-	69

Totals	$906,473	$197,564	$71,951	$518,786	$2,714,251	$894,937	$439,721	$428,269

	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP

1.25%	$113,314	58,273	18,890	5,241	26,171	124,861	67,763	41,653
1.30%	49,280	14,780	6,968	4,176	7,802	47,806	32,354	18,492
1.35%	18,260	6,469	795	943	1,912	18,586	6,646	3,007
1.40%	148,888	72,950	16,697	8,281	31,410	142,462	104,036	38,865
1.45%	93,459	6,725	6,202	9,158	4,928	63,280	42,676	10,065
1.50%	89,281	47,821	7,203	8,799	15,376	93,149	70,147	23,857
1.55%	72,497	20,749	15,870	6,203	11,095	56,817	56,848	15,483
1.60%	40,630	8,561	6,088	4,053	6,186	59,439	32,637	17,151
1.65%	44,675	15,847	8,249	7,055	11,171	45,889	44,402	16,188
1.70%	56,209	8,933	8,894	4,393	4,023	28,579	46,884	12,247
1.75%	29,401	13,766	3,468	865	5,344	24,008	22,407	6,699
1.80%	9,793	2,379	3,184	2,214	1,909	3,745	5,175	2,397
1.85%	9,367	5,041	258	440	1,755	13,469	3,818	1,967
1.90%	3,554	130	933	-	1,837	2,226	2,089	1,011
1.95%	23,184	3,191	3,609	1,825	213	11,682	11,519	6,052
2.00%	19,370	5,630	4,274	-	3,911	12,421	13,092	2,531
2.05%	7,118	2,497	2,279	1,115	377	4,412	22,741	3,663
2.10%	4,605	4,245	2,297	-	4,628	4,996	4,437	1,299
2.15%	2,619	-	1,161	-	334	2,642	3,214	1,778
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	189	26	14	12	-	249	513	-
2.35%	-	-	-	-	-	25	33	25
2.40%	2,521	-	7,750	-	354	1,551	1,769	673
2.45%	-	-	-	-	-	-	-	-
2.50%	-	52	-	-	-	82	-	-
2.60%	121	130	-	-	-	-	-	-

Totals	$838,335	$298,195	$125,083	$64,773	$140,736	$762,376	$595,200	$225,103

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP

1.25%	$37,061	9,147	12,440	55,545	93,819	312,904	381,295	4,598,622
1.30%	10,534	3,827	8,287	35,683	14,086	23,278	226,340	634,329
1.35%	3,684	327	1,775	8,319	4,872	37,345	43,531	308,519
1.40%	47,835	9,722	19,032	66,644	45,764	32,258	148,486	924,715
1.45%	15,080	6,411	10,437	18,705	3,039	18,673	8,299	155,809
1.50%	17,941	6,694	7,163	36,993	11,264	29,245	34,561	204,053
1.55%	21,147	10,721	11,922	41,980	4,935	26,193	43,146	129,573
1.60%	13,354	4,748	7,994	12,299	2,498	26,796	17,938	57,546
1.65%	12,609	5,454	9,286	24,159	6,973	33,146	21,689	126,239
1.70%	8,625	4,844	6,772	22,012	872	8,427	8,318	32,135
1.75%	5,457	1,386	1,792	11,716	1,870	5,490	7,165	91,895
1.80%	1,558	325	1,360	6,082	-	913	134	4,003
1.85%	1,926	150	688	9,788	1,764	15,482	36,841	256,894
1.90%	128	-	649	1,037	366	2,272	1,468	42,967
1.95%	3,322	946	2,313	8,545	1,255	22,796	16,111	52,182
2.00%	4,802	197	4,378	5,667	249	34,299	9,699	205,051
2.05%	3,631	336	3,995	8,935	1	10,799	3,441	30,345
2.10%	3,855	971	1,809	7,031	2,139	9,179	7,265	86,022
2.15%	2,064	1,934	-	1,802	-	5,180	3,053	23,582
2.20%	-	-	-	-	-	-	-	249
2.25%	-	-	-	-	-	859	-	9,685
2.30%	26	12	-	208	-	-	-	-
2.35%	-	-	-	-	-	-	1,165	2,309
2.40%	137	-	7,142	8,678	-	137	-	783
2.45%	-	-	-	-	-	-	-	3,050
2.50%	-	-	-	82	26	-	-	3,759
2.60%	-	-	-	138	-	-	-	210

Totals	$214,776	$68,152	$119,234	$392,048	$195,792	$655,671	$1,019,945	$7,984,526

	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.25%	$6,339,582	1,194,453	24,148	98,464	33,671	23,689	51,631
1.30%	247,282	219,465	12,889	62,578	29,393	5,948	11,720
1.35%	219,435	89,702	3,443	12,945	4,136	2,306	5,178
1.40%	1,326,745	257,646	21,493	147,170	56,103	32,361	51,192
1.45%	35,519	49,890	10,984	79,242	33,476	7,344	17,093
1.50%	391,719	72,021	15,336	74,085	33,663	13,796	37,772
1.55%	98,786	45,381	17,561	68,503	29,657	10,967	16,651
1.60%	40,044	21,644	8,350	56,023	24,353	6,773	8,761
1.65%	138,257	50,807	9,715	51,689	27,450	10,297	15,946
1.70%	14,197	15,826	8,475	51,719	20,168	3,078	7,514
1.75%	76,321	13,493	5,475	24,208	11,100	4,158	11,428
1.80%	10,733	4,858	2,338	9,980	5,055	1,378	978
1.85%	9,294	85,364	4,422	13,443	6,700	4,071	4,411
1.90%	-	5,296	481	3,952	517	656	13
1.95%	33,781	13,054	3,639	26,449	6,281	2,329	5,045
2.00%	45,985	58,517	1,031	11,524	7,569	1,379	5,736
2.05%	3,526	-	1,380	12,381	10,564	1,130	1,807
2.10%	12,905	28,392	2,653	4,106	1,835	2,617	2,403
2.15%	28,088	33,632	-	1,694	979	1,081	2,316
2.20%	-	232	-	-	-	-	-
2.25%	8,760	1,355	-	-	-	-	-
2.30%	-	-	79	82	-	-	157
2.35%	-	11,513	-	-	-	-	-
2.40%	2,147	10,546	382	8,690	7,467	627	114
2.45%	-	-	-	-	-	-	-
2.50%	1,700	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-

Totals	$9,084,806	$2,283,087	$154,274	$818,927	$350,137	$135,985	$257,866

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $4,528,053 and $4,077,965, respectively, and total transfers from the Separate Account to the fixed account were $7,580,020 and $5,417,510, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $91,847 and $55,719 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $431,171 and $238,788 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,219,212,212	$-	$-	$2,219,212,212

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	$540,783	$945,550
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	4,789,568	4,320,822
NW VIT - NVIT ID CAF: Class II (NVDCA2)	3,928,716	4,366,303
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	3,774,322	3,977,315
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	3,807,396	7,946,361
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	3,970,546	9,933,532
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	1,584,946	3,636,586
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)	12,569,257	4,803,830
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)	2,965,867	1,834,060
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	388,562	260,014
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)	7,655,115	2,680,434
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)	30,230,140	6,325,495
Ivy VIP - Asset Strategy: Class II (WRASP)	3,551,543	15,588,824
Ivy VIP - Balanced: Class II (WRBP)	2,659,734	5,425,289
Ivy VIP - Corporate Bond: Class II (WRBDP)	1,570,856	5,723,608
Ivy VIP - Core Equity: Class II (WRCEP)	5,890,963	10,893,338
Ivy VIP - Global Equity Income: Class II (WRDIV)	2,436,105	5,574,293
Ivy VIP - Energy: Class II (WRENG)	498,120	1,701,366
Ivy VIP - GB: Class II (WRGBP)	741,935	464,242
Ivy VIP - Natural Resources: Class II (WRGNR)	242,377	1,964,513
Ivy VIP - Growth: Class II (WRGP)	7,021,571	12,047,738
Ivy VIP - High Income: Class II (WRHIP)	3,193,142	6,348,761
Ivy VIP - Global Growth: Class II (WRIP)	1,973,956	2,580,316
Ivy VIP - Intnl Core Equity: Class II (WRI2P)	1,885,705	1,792,882
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)	1,471,802	981,481
Ivy VIP - Micro Cap Growth: Class II (WRMIC)	953,474	10,791,702
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	2,651,520	5,756,149
Ivy VIP - Gov MM: Class II (WRMMP)	14,175,392	16,165,589
Ivy VIP - PF Aggressive: Class II (WRPAP)	5,251,480	13,915,475
Ivy VIP - PF Conservative: Class II (WRPCP)	11,579,224	16,819,544
Ivy VIP - PF Moderate: Class II (WRPMP)	35,198,128	112,531,282
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)	46,961,763	131,738,542
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)	10,597,847	29,538,561
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)	1,094,046	2,309,038
Ivy VIP - Science and Technology: Class II (WRSTP)	8,344,151	8,527,214
Ivy VIP - Small Cap Growth: Class II (WRSCP)	16,904,518	3,097,242
Ivy VIP - Small Cap Core: Class II (WRSCV)	2,160,876	1,686,027
Ivy VIP - Value: Class II (WRVP)	1,411,911	3,865,440

	$266,627,357	$478,858,758

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	1.25%	to	2.05%	151,396	$13.80	to	$12.55	$2,034,508	1.31%	-10.00%	to	-10.73%
2017	1.25%	to	2.60%	194,831	15.33	to	13.24	2,885,133	1.18%	16.95%	to	15.36%
2016	1.25%	to	2.60%	324,952	13.11	to	11.48	4,038,983	1.80%	8.10%	to	6.63%
2015	1.25%	to	2.60%	314,243	12.13	to	10.76	3,633,326	1.51%	-2.24%	to	-3.57%
2014	1.25%	to	2.60%	292,218	12.40	to	11.16	3,471,588	1.57%	3.67%	to	2.26%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	1.25%	to	2.40%	1,843,356	16.63	to	14.85	30,201,758	1.87%	-6.05%	to	-7.15%
2017	1.25%	to	2.40%	1,904,366	17.70	to	15.99	33,240,032	1.80%	9.75%	to	8.47%
2016	1.25%	to	2.40%	1,872,012	16.13	to	14.74	29,848,119	2.36%	4.98%	to	3.76%
2015	1.25%	to	2.40%	1,180,649	15.36	to	14.21	17,925,386	1.80%	-1.42%	to	-2.57%
2014	1.25%	to	2.40%	1,058,388	15.58	to	14.58	16,304,434	1.77%	3.28%	to	2.08%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	1.25%	to	2.25%	1,624,256	19.48	to	17.65	31,341,565	1.65%	-7.65%	to	-8.59%
2017	1.25%	to	2.00%	1,749,627	21.09	to	19.74	36,628,342	1.73%	13.38%	to	12.52%
2016	1.25%	to	2.10%	1,700,773	18.60	to	17.41	31,421,657	2.20%	6.40%	to	5.48%
2015	1.25%	to	2.15%	1,183,791	17.48	to	16.45	20,597,087	1.53%	-1.78%	to	-2.67%
2014	1.25%	to	2.15%	1,173,728	17.80	to	16.90	20,814,096	1.77%	3.90%	to	2.95%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	1.25%	to	2.00%	835,051	12.31	to	11.26	10,195,968	2.00%	-3.04%	to	-3.78%
2017	1.25%	to	2.00%	873,905	12.69	to	11.70	11,013,564	1.91%	4.37%	to	3.57%
2016	1.25%	to	2.15%	926,166	12.16	to	11.13	11,182,286	2.05%	2.96%	to	2.03%
2015	1.25%	to	2.15%	856,827	11.81	to	10.91	10,042,727	1.84%	-0.99%	to	-1.89%
2014	1.25%	to	2.00%	803,886	11.93	to	11.25	9,532,993	1.88%	2.59%	to	1.81%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	1.25%	to	2.35%	2,146,927	13.69	to	12.01	28,886,242	1.68%	-6.87%	to	-7.91%
2017	1.25%	to	2.35%	2,629,663	14.70	to	13.04	38,045,062	1.71%	11.52%	to	10.28%
2016	1.25%	to	2.35%	2,971,339	13.18	to	11.83	38,627,833	1.91%	5.81%	to	4.63%
2015	1.25%	to	2.35%	3,012,659	12.46	to	11.30	37,092,664	1.56%	-1.58%	to	-2.68%
2014	1.25%	to	2.35%	3,293,406	12.66	to	11.62	41,273,932	1.67%	3.87%	to	2.71%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	1.25%	to	2.15%	2,222,192	13.85	to	12.45	30,501,320	1.47%	-8.89%	to	-9.72%
2017	1.25%	to	2.15%	2,845,486	15.21	to	13.79	42,887,279	1.55%	15.22%	to	14.18%
2016	1.25%	to	2.15%	3,474,744	13.20	to	12.08	45,455,334	1.67%	7.13%	to	6.16%
2015	1.25%	to	2.45%	4,072,684	12.32	to	11.08	49,780,437	1.44%	-1.97%	to	-3.16%
2014	1.25%	to	2.45%	4,486,805	12.57	to	11.44	55,916,314	1.66%	3.65%	to	2.39%
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	1.25%	to	2.35%	1,157,549	13.19	to	11.57	15,030,854	1.82%	-4.94%	to	-6.01%
2017	1.25%	to	2.35%	1,380,180	13.88	to	12.31	18,886,883	1.80%	7.85%	to	6.65%
2016	1.25%	to	2.35%	1,525,851	12.87	to	11.54	19,368,532	1.97%	4.39%	to	3.23%
2015	1.25%	to	2.35%	1,536,453	12.32	to	11.18	18,707,458	1.65%	-1.28%	to	-2.38%
2014	1.25%	to	2.50%	1,597,884	12.48	to	11.32	19,711,967	1.87%	3.43%	to	2.12%
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
2018	1.25%	to	2.40%	5,624,921	11.59	to	10.85	64,898,752	1.81%	-7.24%	to	-8.32%
2017	1.25%	to	2.40%	5,341,688	12.50	to	11.83	66,482,109	1.77%	15.50%	to	14.16%
2016	1.25%	to	2.40%	4,761,203	10.82	to	10.37	51,345,430	1.95%	5.62%	to	4.39%
2015	1.25%	to	2.40%	3,422,681	10.25	to	9.93	34,972,792	1.92%	-5.16%	to	-6.26%
2014	1.25%	to	2.40%	2,068,500	10.80	to	10.59	22,306,867	1.92%	0.46%	to	-0.71%
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
2018	1.25%	to	2.40%	1,225,631	11.29	to	10.57	13,750,285	1.90%	-6.81%	to	-7.90%
2017	1.25%	to	2.40%	1,198,821	12.12	to	11.47	14,441,768	1.85%	12.61%	to	11.30%
2016	1.25%	to	2.40%	1,120,857	10.76	to	10.31	12,005,553	1.92%	4.39%	to	3.18%
2015	1.30%	to	2.40%	923,437	10.30	to	9.99	9,486,171	1.91%	-4.50%	to	-5.56%
2014	1.30%	to	2.40%	513,067	10.78	to	10.58	5,520,393	2.38%	1.12%	to	0.00%
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2018	1.25%	to	2.05%	378,097	11.80	to	11.30	4,406,239	1.31%	-5.95%	to	-6.72%
2017	1.25%	to	2.05%	379,324	12.55	to	12.11	4,709,933	0.45%	14.25%	to	13.33%
2016	1.30%	to	2.05%	389,760	10.96	to	10.68	4,243,773	0.90%	1.03%	to	0.27%
2015	1.30%	to	2.05%	407,874	10.85	to	10.66	4,405,806	0.00%	-2.00%	to	-2.74%
2014	1.30%	to	2.05%	209,113	11.07	to	10.96	2,305,722	1.93%	2.56%	to	1.78%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2018	1.25%	to	1.95%	3,521,964	$11.21	to	$10.79	$39,298,226	0.89%	-4.12%	to	-4.80%
2017	1.25%	to	1.95%	3,178,533	11.69	to	11.33	37,017,474	0.42%	10.45%	to	9.67%
2016	1.25%	to	1.95%	2,948,397	10.58	to	10.33	31,112,821	0.54%	-0.06%	to	-0.76%
2015	1.25%	to	1.95%	2,411,152	10.59	to	10.41	25,477,682	0.00%	-1.76%	to	-2.46%
2014	1.25%	to	1.95%	1,494,241	10.78	to	10.67	16,089,464	0.95%	1.77%	to	1.05%
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
2018	1.25%	to	2.30%	17,181,492	11.56	to	10.92	197,644,440	0.95%	-5.21%	to	-6.22%
2017	1.25%	to	2.30%	15,645,980	12.20	to	11.64	190,060,598	0.45%	12.38%	to	11.19%
2016	1.25%	to	2.30%	14,451,880	10.86	to	10.47	156,363,456	0.57%	0.54%	to	-0.52%
2015	1.25%	to	2.05%	11,313,076	10.80	to	10.59	121,855,266	0.00%	-1.67%	to	-2.47%
2014	1.25%	to	1.95%	6,428,156	10.98	to	10.87	70,482,364	0.99%	2.45%	to	1.73%
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	1.25%	to	2.40%	1,913,263	25.95	to	21.81	48,577,290	1.70%	-6.63%	to	-7.72%
2017	1.25%	to	2.60%	2,429,938	27.79	to	22.97	66,189,451	1.52%	16.80%	to	15.21%
2016	1.25%	to	2.60%	2,939,549	23.79	to	19.94	68,574,375	0.59%	-3.78%	to	-5.09%
2015	1.25%	to	2.60%	3,830,913	24.73	to	21.01	92,868,866	0.37%	-9.49%	to	-10.73%
2014	1.25%	to	2.60%	4,606,057	27.32	to	23.54	123,426,393	0.49%	-6.45%	to	-7.73%
Ivy VIP - Balanced: Class II (WRBP)
2018	1.25%	to	2.40%	1,292,682	20.60	to	17.32	26,175,140	1.58%	-4.46%	to	-5.58%
2017	1.25%	to	2.50%	1,442,927	21.56	to	18.08	30,638,032	1.62%	9.98%	to	8.59%
2016	1.25%	to	2.50%	1,635,291	19.61	to	16.65	31,654,943	1.36%	0.76%	to	-0.51%
2015	1.25%	to	2.50%	1,795,512	19.46	to	16.74	34,519,806	0.92%	-1.57%	to	-2.82%
2014	1.25%	to	2.50%	1,899,205	19.77	to	17.22	37,134,598	0.94%	6.23%	to	4.89%
Ivy VIP - Corporate Bond: Class II (WRBDP)
2018	1.25%	to	2.40%	2,006,958	13.34	to	11.22	26,104,532	2.13%	-3.14%	to	-4.27%
2017	1.25%	to	2.60%	2,340,899	13.78	to	11.39	31,511,733	1.63%	2.72%	to	1.32%
2016	1.25%	to	2.60%	2,746,268	13.41	to	11.24	36,067,498	2.33%	2.74%	to	1.34%
2015	1.25%	to	2.60%	2,983,728	13.05	to	11.09	38,197,955	2.92%	-1.05%	to	-2.40%
2014	1.25%	to	2.60%	3,397,417	13.19	to	11.37	43,974,857	3.79%	3.03%	to	1.62%
Ivy VIP - Core Equity: Class II (WRCEP)
2018	1.25%	to	2.40%	1,738,196	26.87	to	22.59	45,689,142	0.47%	-5.71%	to	-6.82%
2017	1.25%	to	2.60%	2,034,888	28.50	to	23.56	56,924,968	0.44%	19.25%	to	17.62%
2016	1.25%	to	2.60%	2,301,348	23.90	to	20.03	54,093,590	0.45%	2.45%	to	1.05%
2015	1.25%	to	2.60%	2,637,903	23.33	to	19.82	60,683,940	0.36%	-1.94%	to	-3.28%
2014	1.25%	to	2.60%	2,872,725	23.79	to	20.50	67,341,996	0.49%	8.31%	to	6.83%
Ivy VIP - Global Equity Income: Class II (WRDIV)
2018	1.25%	to	2.30%	823,567	19.83	to	16.92	15,869,513	1.71%	-12.79%	to	-13.72%
2017	1.25%	to	2.60%	1,047,662	22.74	to	18.80	23,176,497	1.29%	14.12%	to	12.57%
2016	1.25%	to	2.60%	1,281,688	19.93	to	16.70	24,834,040	1.25%	5.62%	to	4.18%
2015	1.25%	to	2.60%	1,546,054	18.86	to	16.03	28,311,038	1.32%	-3.28%	to	-4.60%
2014	1.25%	to	2.60%	1,905,608	19.50	to	16.80	36,056,903	1.16%	8.47%	to	6.98%
Ivy VIP - Energy: Class II (WRENG)
2018	1.25%	to	2.40%	773,262	7.04	to	6.07	5,226,861	0.00%	-34.97%	to	-35.73%
2017	1.25%	to	2.40%	864,203	10.83	to	9.44	9,028,210	0.72%	-13.73%	to	-14.74%
2016	1.25%	to	2.40%	936,238	12.55	to	11.07	11,400,376	0.14%	32.87%	to	31.33%
2015	1.25%	to	2.40%	926,804	9.44	to	8.43	8,518,989	0.06%	-23.12%	to	-24.02%
2014	1.25%	to	2.50%	861,021	12.28	to	11.00	10,341,889	0.00%	-11.68%	to	-12.80%
Ivy VIP - GB: Class II (WRGBP)
2018	1.25%	to	2.30%	416,410	10.62	to	9.78	4,337,285	2.79%	-1.43%	to	-2.49%
2017	1.25%	to	2.30%	395,190	10.77	to	10.03	4,184,604	2.83%	2.97%	to	1.88%
2016	1.25%	to	2.30%	466,442	10.46	to	9.85	4,820,950	3.63%	5.70%	to	4.58%
2015	1.25%	to	2.30%	513,601	9.90	to	9.42	5,034,992	3.74%	-3.87%	to	-4.89%
2014	1.25%	to	2.05%	537,675	10.30	to	10.00	5,494,783	2.39%	-1.07%	to	-1.87%
Ivy VIP - Natural Resources: Class II (WRGNR)
2018	1.25%	to	2.40%	858,894	8.37	to	7.14	6,968,923	0.31%	-24.20%	to	-25.09%
2017	1.25%	to	2.40%	1,012,288	11.05	to	9.53	10,856,229	0.14%	1.68%	to	0.50%
2016	1.25%	to	2.40%	1,139,208	10.86	to	9.48	12,059,020	0.70%	22.27%	to	20.85%
2015	1.25%	to	2.40%	1,283,775	8.88	to	7.85	11,145,682	0.10%	-23.37%	to	-24.26%
2014	1.25%	to	2.50%	1,370,403	11.59	to	10.26	15,569,664	0.00%	-14.12%	to	-15.21%
Ivy VIP - Growth: Class II (WRGP)
2018	1.25%	to	2.40%	1,524,296	28.04	to	23.57	42,208,708	0.03%	1.00%	to	-0.19%
2017	1.25%	to	2.50%	1,852,364	27.76	to	23.28	50,905,518	0.25%	27.73%	to	26.12%
2016	1.25%	to	2.50%	2,102,015	21.73	to	18.46	45,275,582	0.02%	-0.04%	to	-1.30%
2015	1.25%	to	2.50%	2,454,856	21.74	to	18.70	52,906,727	0.11%	5.83%	to	4.49%
2014	1.25%	to	2.50%	2,679,747	20.54	to	17.90	54,481,411	0.41%	10.41%	to	9.02%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - High Income: Class II (WRHIP)
2018	1.25%	to	2.40%	1,586,197	$22.25	to	$18.70	$34,544,464	6.44%	-3.35%	to	-4.48%
2017	1.25%	to	2.40%	1,803,974	23.02	to	19.58	40,817,198	5.63%	5.35%	to	4.13%
2016	1.25%	to	2.40%	2,029,935	21.85	to	18.80	43,834,844	7.34%	14.74%	to	13.41%
2015	1.25%	to	2.40%	2,260,344	19.05	to	16.58	42,681,829	6.16%	-7.67%	to	-8.75%
2014	1.25%	to	2.50%	2,433,200	20.63	to	17.97	49,955,211	4.82%	0.63%	to	-0.64%
Ivy VIP - Global Growth: Class II (WRIP)
2018	1.25%	to	2.40%	642,811	20.07	to	16.87	12,717,273	0.48%	-7.45%	to	-8.53%
2017	1.25%	to	2.40%	701,207	21.68	to	18.44	15,044,590	0.05%	22.97%	to	21.54%
2016	1.25%	to	2.40%	752,657	17.63	to	15.17	13,172,491	0.22%	-4.25%	to	-5.36%
2015	1.25%	to	2.40%	787,054	18.42	to	16.03	14,475,572	0.42%	2.10%	to	0.91%
2014	1.25%	to	2.40%	863,081	18.04	to	15.89	15,670,559	2.12%	-0.31%	to	-1.47%
Ivy VIP - Intnl Core Equity: Class II (WRI2P)
2018	1.25%	to	2.40%	724,916	17.05	to	14.33	12,062,788	1.57%	-18.85%	to	-19.80%
2017	1.25%	to	2.40%	737,328	21.01	to	17.87	15,180,097	1.41%	21.62%	to	20.21%
2016	1.25%	to	2.40%	803,291	17.27	to	14.86	13,648,958	1.35%	-0.18%	to	-1.34%
2015	1.25%	to	2.40%	846,901	17.31	to	15.07	14,498,837	1.29%	-2.18%	to	-3.32%
2014	1.25%	to	2.40%	888,370	17.69	to	15.58	15,580,236	2.50%	0.18%	to	-0.99%
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)
2018	1.25%	to	2.30%	493,200	10.12	to	9.32	4,892,337	1.65%	-0.49%	to	-1.55%
2017	1.25%	to	2.30%	443,247	10.17	to	9.47	4,437,049	1.60%	0.14%	to	-0.92%
2016	1.25%	to	2.30%	563,881	10.15	to	9.56	5,658,419	1.47%	0.67%	to	-0.40%
2015	1.25%	to	2.30%	458,252	10.09	to	9.60	4,574,087	1.59%	-0.39%	to	-1.45%
2014	1.25%	to	2.15%	475,512	10.13	to	9.79	4,774,230	0.55%	-0.29%	to	-1.20%
Ivy VIP - Micro Cap Growth: Class II (WRMIC)
2017	1.25%	to	2.40%	374,928	23.70	to	20.16	8,553,976	0.00%	7.47%	to	6.22%
2016	1.25%	to	2.40%	397,390	22.05	to	18.98	8,465,290	0.00%	11.88%	to	10.58%
2015	1.25%	to	2.40%	423,192	19.71	to	17.16	8,096,733	0.00%	-10.30%	to	-11.34%
2014	1.25%	to	2.50%	465,081	21.97	to	19.14	9,967,518	0.00%	-2.97%	to	-4.20%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	1.25%	to	2.40%	762,792	29.07	to	24.80	21,413,944	0.00%	-1.31%	to	-2.47%
2017	1.25%	to	2.60%	888,063	29.46	to	24.78	25,332,768	0.00%	25.31%	to	23.61%
2016	1.25%	to	2.60%	1,043,311	23.51	to	20.04	23,777,944	0.00%	4.79%	to	3.36%
2015	1.25%	to	2.60%	1,226,761	22.43	to	19.39	26,661,434	0.00%	-6.96%	to	-8.23%
2014	1.25%	to	2.60%	1,330,649	24.11	to	21.13	31,122,712	0.00%	6.52%	to	5.06%
Ivy VIP - Gov MM: Class II (WRMMP)
2018	1.25%	to	2.10%	1,406,996	9.86	to	8.66	13,625,902	1.51%	0.25%	to	-0.62%
2017	1.25%	to	2.50%	1,626,895	9.84	to	8.23	15,795,655	0.57%	-0.67%	to	-1.92%
2016	1.25%	to	2.50%	1,921,950	9.90	to	8.39	18,701,951	0.12%	-1.12%	to	-2.37%
2015	1.25%	to	2.50%	2,047,910	10.01	to	8.59	20,197,371	0.02%	-1.23%	to	-2.48%
2014	1.25%	to	2.50%	2,500,744	10.14	to	8.81	24,878,936	0.02%	-1.23%	to	-2.48%
Ivy VIP - PF Aggressive: Class II (WRPAP)
2018	1.25%	to	2.40%	2,316,383	16.38	to	14.42	37,255,454	1.81%	-5.47%	to	-6.58%
2017	1.25%	to	2.40%	2,955,926	17.32	to	15.44	50,425,537	0.91%	18.34%	to	16.97%
2016	1.25%	to	2.40%	3,550,709	14.64	to	13.20	51,297,934	1.53%	3.50%	to	2.30%
2015	1.25%	to	2.40%	4,408,192	14.14	to	12.90	61,605,624	2.71%	-0.92%	to	-2.07%
2014	1.25%	to	2.40%	4,511,626	14.28	to	13.18	63,753,331	0.85%	3.55%	to	2.34%
Ivy VIP - PF Conservative: Class II (WRPCP)
2018	1.25%	to	2.35%	4,911,950	13.74	to	12.17	66,667,961	1.15%	-3.16%	to	-4.24%
2017	1.25%	to	2.35%	5,451,260	14.19	to	12.71	76,441,739	0.72%	9.13%	to	7.92%
2016	1.25%	to	2.35%	6,080,380	13.00	to	11.78	78,186,482	1.14%	1.56%	to	0.43%
2015	1.25%	to	2.35%	6,216,193	12.80	to	11.73	78,786,831	1.15%	-0.81%	to	-1.91%
2014	1.25%	to	2.50%	6,313,031	12.91	to	11.83	80,719,343	1.06%	2.10%	to	0.81%
Ivy VIP - PF Moderate: Class II (WRPMP)
2018	1.25%	to	2.45%	34,523,533	14.68	to	12.85	501,254,715	1.41%	-5.11%	to	-6.27%
2017	1.25%	to	2.60%	41,242,468	15.47	to	13.51	631,714,371	0.77%	13.27%	to	11.72%
2016	1.25%	to	2.60%	45,102,323	13.65	to	12.09	610,546,315	1.31%	2.35%	to	0.96%
2015	1.25%	to	2.60%	47,975,761	13.34	to	11.98	634,941,188	1.69%	-0.94%	to	-2.29%
2014	1.25%	to	2.50%	49,218,518	13.47	to	12.34	658,278,185	1.04%	2.93%	to	1.63%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
2018	1.25%	to	2.50%	36,935,522	$15.67	to	$13.65	$575,395,766	1.77%	-5.90%	to	-7.10%
2017	1.25%	to	2.50%	44,138,302	16.65	to	14.69	730,919,626	0.83%	15.26%	to	13.81%
2016	1.25%	to	2.50%	49,109,286	14.45	to	12.91	705,863,816	1.62%	3.22%	to	1.91%
2015	1.25%	to	2.50%	52,822,113	14.00	to	12.67	735,745,809	2.31%	-1.19%	to	-2.44%
2014	1.25%	to	2.50%	54,584,907	14.17	to	12.99	769,558,211	1.03%	3.31%	to	2.00%
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
2018	1.25%	to	2.40%	10,090,343	14.46	to	12.74	144,047,337	1.33%	-3.89%	to	-5.02%
2017	1.25%	to	2.40%	11,803,013	15.05	to	13.41	175,592,118	0.81%	11.36%	to	10.07%
2016	1.25%	to	2.40%	13,632,000	13.51	to	12.18	182,306,229	1.29%	1.82%	to	0.63%
2015	1.25%	to	2.40%	14,357,064	13.27	to	12.11	188,800,915	1.49%	-0.93%	to	-2.08%
2014	1.25%	to	2.50%	15,276,494	13.39	to	12.28	202,850,405	0.98%	2.58%	to	1.28%
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
2018	1.25%	to	2.40%	411,999	22.58	to	19.08	8,986,844	1.56%	-6.76%	to	-7.85%
2017	1.25%	to	2.40%	496,867	24.22	to	20.70	11,656,511	1.31%	4.07%	to	2.86%
2016	1.25%	to	2.40%	580,476	23.27	to	20.12	13,100,841	1.06%	2.97%	to	1.77%
2015	1.25%	to	2.40%	606,982	22.60	to	19.77	13,345,158	1.02%	3.47%	to	2.27%
2014	1.25%	to	2.40%	668,668	21.84	to	19.34	14,276,176	1.00%	28.54%	to	27.05%
Ivy VIP - Science and Technology: Class II (WRSTP)
2018	1.25%	to	2.40%	1,242,603	36.37	to	30.57	44,476,031	0.00%	-6.43%	to	-7.52%
2017	1.25%	to	2.40%	1,387,515	38.87	to	33.06	53,340,307	0.00%	30.47%	to	28.96%
2016	1.25%	to	2.40%	1,555,156	29.79	to	25.64	46,156,073	0.00%	0.28%	to	-0.89%
2015	1.25%	to	2.40%	1,710,367	29.71	to	25.87	50,934,844	0.00%	-4.09%	to	-5.21%
2014	1.25%	to	2.50%	1,715,048	30.98	to	26.99	53,526,419	0.00%	1.62%	to	0.34%
Ivy VIP - Small Cap Growth: Class II (WRSCP)
2018	1.25%	to	2.40%	1,183,535	21.59	to	18.15	25,141,500	0.37%	-5.32%	to	-6.43%
2017	1.25%	to	2.40%	890,899	22.80	to	19.39	20,149,324	0.00%	21.58%	to	20.17%
2016	1.25%	to	2.40%	925,889	18.76	to	16.14	17,345,207	0.00%	1.63%	to	0.45%
2015	1.25%	to	2.40%	980,178	18.45	to	16.07	18,208,477	0.00%	0.61%	to	-0.56%
2014	1.25%	to	2.50%	1,005,488	18.34	to	15.98	18,709,729	0.00%	0.32%	to	-0.95%
Ivy VIP - Small Cap Core: Class II (WRSCV)
2018	1.25%	to	2.40%	321,724	23.35	to	19.62	7,343,077	0.11%	-11.61%	to	-12.65%
2017	1.25%	to	2.40%	360,005	26.42	to	22.47	9,319,768	0.00%	12.31%	to	11.00%
2016	1.25%	to	2.40%	397,680	23.52	to	20.24	9,206,054	0.38%	27.27%	to	25.79%
2015	1.25%	to	2.40%	423,217	18.48	to	16.09	7,710,048	0.09%	-6.77%	to	-7.85%
2014	1.25%	to	2.40%	487,151	19.82	to	17.46	9,551,118	0.09%	5.71%	to	4.48%
Ivy VIP - Value: Class II (WRVP)
2018	1.25%	to	2.40%	674,862	20.64	to	17.35	13,933,684	1.89%	-8.40%	to	-9.48%
2017	1.25%	to	2.40%	805,994	22.54	to	19.17	18,215,229	1.45%	11.09%	to	9.80%
2016	1.25%	to	2.40%	960,055	20.29	to	17.46	19,524,993	1.23%	9.75%	to	8.48%
2015	1.25%	to	2.40%	1,154,008	18.48	to	16.09	21,403,174	0.80%	-5.12%	to	-6.22%
2014	1.25%	to	2.50%	1,445,787	19.48	to	16.97	28,164,399	1.09%	9.56%	to	8.17%

2018	Reserves for annuity contracts in payout phase:								$6,088,812
2018	Contract Owners’ Equity:								$2,219,195,440
2017	Reserves for annuity contracts in payout phase:								$7,084,406
2017	Contract Owners’ Equity:								$2,689,733,688
2016	Reserves for annuity contracts in payout phase:								$5,064,568
2016	Contract Owners’ Equity:								$2,589,652,560
2015	Reserves for annuity contracts in payout phase:								$5,429,178
2015	Contract Owners’ Equity:								$2,634,261,906
2014	Reserves for annuity contracts in payout phase:								$6,312,615
2014	Contract Owners’ Equity:								$2,735,201,961
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.
A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-12:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.
2)	Not Applicable
3)	Underwriting or Distribution of Contracts between the Depositor and Waddell & Reed, Inc. Principal Underwriter – Filed previously with Pre-Effective Amendment No. 1 on September 13, 2002 (File No. 333-88612) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with Pre-Effective Amendment No. 1 on March 15, 2012 (File No. 333-178057) and hereby incorporated by reference.
a)	Form of Beneficiary Protector II Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-178057) and hereby incorporated by reference.
b)	Form of Spousal Protection Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-178057) and hereby incorporated by reference.
c)	Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-178057) and hereby incorporated by reference.
d)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-178057) and hereby incorporated by reference.
e)	Form of Five Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-178057) and hereby incorporated by reference.

f)	Form of Nationwide Lifetime Income Track SM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-178057) and hereby incorporated by reference.
g)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-178057) and hereby incorporated by reference.
h)	Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-178057) and hereby incorporated by reference.
i)	Form of Combination Enhanced Death Benefit Option III Guaranteed Minimum Death Benefit ("GMDB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-178057) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on March 15, 2012 (File No. 333-178057) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust), as amended, dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
2)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
9)	Opinion of Counsel – Filed previously on November 18, 2011 with initial registration statement (File No. 333-178057) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell

Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 1,831 and 1,707 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
InvestEd Portfolios
InvestEd Conservative Portfolio
InvestEd Balanced Portfolio
InvestEd Growth Portfolio
InvestEd Aggressive Portfolio
InvestEd Income Portfolio
InvestEd Fixed Income Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Shawn M. Mihal	President and Director
Jacquelyn E. Glenn	Senior Vice President and Chief Supervisory Officer
Mark P. Buyle	Senior Vice President and General Counsel
Brent K. Bloss	Chairman of the Board, Director, and Senior Vice President
Benjamin R. Clouse	Senior Vice President, Director, Chief Accounting Officer and Treasurer
Vedrana Balta	Secretary
Elizabeth A. Hansen	Senior Vice President and Chief Compliance Officer
Christopher W. Rackers	Senior Vice President and Chief Human Resources Officer
Joan J. Albeck	Senior Vice President and Chief Technology Officer
Jennifer K. Dulski	Senior Vice President and Associate General Counsel
Phillip F. Fournier	Senior Vice President
Craig A. Junkins	Senior Vice President
Jennifer G. Lepentis	Senior Vice President and Associate General Counsel
Matthew K. Reeves	Senior Vice President
Amy E. Rush	Senior Vice President and Associate General Counsel
Catherine K. Suchecki	Senior Vice President
Matthew P. Waldman	Senior Vice President
Kimberly A. Wingate	Senior Vice President and Associate General Counsel

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202-4247. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account-12
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact